Forethought Life Insurance Company

Forethought Life Insurance Company Separate Account A

Financial Statements

December 31, 2021

Separate Account A

Forethought Life Insurance Company
Financial Statements
December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Forethought Life Insurance Company and Contract Owners of
Forethought Life Insurance
Separate Account A

Opinion on the Financial Statements

We have audited the accompanying statements of net assets for each of the sub accounts of Forethought Life Insurance Separate Account A (the "Separate Account") of Forethought Life Insurance Company (the "Company") as of December 31, 2021, the related statements of operations and the statements of changes in net assets for the periods listed in the table below, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Separate Account of the Company as of December 31, 2021, and the results of their operations and the changes in their net assets for each of the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets
AB VPS Growth & Income Portfolio — Class B	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Century VP Capital Appreciation Fund — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Century VP Disciplined Core Value Fund — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Century VP Growth Fund — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Century VP Mid Cap Value Fund — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Century VP Value Fund — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Funds Growth Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Funds Growth-Income Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Funds International Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Funds Asset Allocation Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Funds Capital Income Builder® — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Funds Capital World Growth and Income Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Funds Global Growth Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Funds The Bond Fund of America — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Funds Washington Mutual Investors Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
American Funds Managed Risk Asset Allocation Fund — Class P2	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets
American Funds New World Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
BlackRock Basic Value V.I. Fund — Class III	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
BlackRock Capital Appreciation V.I. Fund — Class III	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
BlackRock Equity Dividend V.I. Fund — Class III	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
BlackRock Global Allocation V.I. Fund — Class III	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
BlackRock High Yield V.I. Fund — Class III	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
BlackRock Managed Volatility V.I. Fund — Class III	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
BlackRock S&P 500 Index V.I. Fund — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
BlackRock S&P 500 Index V.I. Fund — Class III	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
BlackRock Total Return V.I. Fund — Class III	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
BlackRock U.S. Government Bond V.I. Fund — Class III	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Calvert VP EAFE International Index Portfolio — Class F	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Calvert VP Investment Grade Bond Index Portfolio — Class F	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Calvert VP Nasdaq 100 Index Portfolio — Class F	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Calvert VP Russell 2000® Small Cap Index Portfolio — Class F	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Calvert VP S&P MidCap 400 Index Portfolio — Class F	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
DFA VA Global Bond Portfolio — Institutional Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
DFA VA International Value Portfolio — Institutional Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
DFA VA US Large Value Portfolio — Institutional Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
DFA VA US Targeted Value Portfolio — Institutional Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
FT VIP Franklin Global Real Estate VIP Fund — Class 2	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
FT VIP Franklin Income VIP Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
FT VIP Franklin Mutual Global Discovery VIP Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets
FT VIP Franklin Mutual Shares VIP Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
FT VIP Franklin Rising Dividends VIP Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
FT VIP Franklin Small Cap Value VIP Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
FT VIP Franklin Strategic Income VIP Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
FT VIP Templeton Foreign Securities Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
FT VIP Templeton Global Bond Securities Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
FT VIP Templeton Growth Securities Fund — Class 4	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Global Atlantic American Funds® Managed Risk Portfolio — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Global Atlantic Balanced Managed Risk Portfolio — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Global Atlantic BlackRock Select Managed Risk Portfolio — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio — Class II	N/A	For the period from January 1, 2021 to August 20, 2021.	For the period from January 1, 2021 to August 20, 2021.
Global Atlantic Growth Managed Risk Portfolio — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Global Atlantic Moderate Growth Managed Risk Portfolio — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Global Atlantic PIMCO Tactical Allocation Portfolio — Class II	N/A	For the period from January 1, 2021 to August 20, 2021.	For the period from January 1, 2021 to August 20, 2021.
Global Atlantic Select Advisor Managed Risk Portfolio — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Global Atlantic Wellington Research Managed Risk Portfolio — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Goldman Sachs VIT High Quality Floating Rate Fund — Advisor Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Goldman Sachs VIT Core Fixed Income Fund — Service Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Goldman Sachs VIT Trend Driven Allocation Fund — Service Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Goldman Sachs VIT Growth Opportunities Fund — Service Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Goldman Sachs VIT International Equity Insights Fund — Service Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Goldman Sachs VIT Mid Cap Value Fund — Service Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio — Advisor Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Goldman Sachs VIT Small Cap Equity Insights Fund — Service Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Goldman Sachs VIT U.S. Equity Insights Fund — Service Shares	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Hartford Capital Appreciation HLS Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Hartford Disciplined Equity HLS Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Hartford Dividend and Growth HLS Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Hartford International Opportunities HLS Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Hartford Total Return Bond HLS Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco Oppenheimer V.I. International Growth Fund — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. Balanced- Risk Allocation Fund — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. Comstock Fund — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. Core Equity Fund — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. Discovery Mid Cap Growth Fund — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. Equity and Income Fund — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. Global Fund — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. Global Real Estate Fund — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. Government Money Market Fund — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. International Growth Fund — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. Main Street Mid Cap Fund® — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. Main Street Small Cap Fund® — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Invesco V.I. Small Cap Equity Fund — Series II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Delaware Ivy VIP Core Equity — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Delaware Ivy VIP International Core Equity — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Delaware Ivy VIP Securian Real Estate Securities — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets
Delaware Ivy VIP Value — Class II	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Lord Abbett Bond Debenture Portfolio — Class VC	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Lord Abbett Fundamental Equity Portfolio — Class VC	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Lord Abbett Growth Opportunities Portfolio — Class VC	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Lord Abbett Mid Cap Stock Portfolio — Class VC	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Lord Abbett Short Duration Income Portfolio — Class VC	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® Blended Research® Core Equity Portfolio — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® Research International Portfolio — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® Growth Series — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® International Intrinsic Value Portfolio — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® Blended Research® Small Cap Equity Portfolio — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® Global Real Estate Portfolio — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® Mid Cap Value Portfolio — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® Investors Trust Series — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® Mid Cap Growth Series — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® New Discovery Series — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® Total Return Bond Series — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® Utilities Series — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
MFS® Value Series — Service Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
PIMCO StocksPLUS® Global Portfolio — Advisor Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
PIMCO All Asset Portfolio — Advisor Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
PIMCO CommodityRealReturn® Strategy Portfolio — Advisor Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
PIMCO Dynamic Bond Portfolio — Advisor Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
PIMCO Emerging Markets Bond Portfolio — Advisor Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
PIMCO Global Core Asset Allocation Portfolio — Advisor Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets
PIMCO High Yield Portfolio — Advisor Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
PIMCO Real Return Portfolio — Advisor Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
PIMCO Total Return Portfolio — Advisor Class	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Putnam VT Global Asset Allocation Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Putnam VT Growth Opportunities Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Putnam VT Income Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Putnam VT International Value Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Putnam VT Large Cap Value Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Putnam VT Mortgage Securities Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Putnam VT Multi-Asset Absolute Return Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Putnam VT Multi-Cap Core Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Putnam VT Small Cap Value Fund — Class IB	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
Rational Trend Aggregation VA Fund	N/A	For the period January 1, 2021 to July 30, 2021.	For the period January 1, 2021 to July 30, 2021.
TOPS® Managed Risk Balanced ETF Portfolio — Class 3	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
TOPS® Managed Risk Growth ETF Portfolio — Class 3	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.
TOPS® Managed Risk Moderate Growth ETF Portfolio — Class 3	December 31, 2021	For the year ended December 31, 2021.	For the year ended December 31, 2021.

The statements of changes in net assets presented for the year or period ended December 31, 2020 and the related notes, including the financial highlights, presented for each of the years or periods in the period ended December 31,2020 and prior, were audited by other auditors whose report, dated April 6, 2021, expressed an unqualified opinion on those financial statements.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021, by correspondence with each sub-account's fund manager. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 8, 2022

We have served as the auditor of one or more separate accounts of Forethought Life Insurance Company since 2021.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Forethought Life Insurance Company and the Contract Owners of
Forethought Life Insurance Co
Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the Sub-Accounts of Forethought Life Insurance Co Separate Account A for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the changes in net assets of each of the Sub- Accounts of Forethought Life Insurance Co Separate Account A for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Growth and Income Portfolio (1)	Hartford Disciplined Equity HLS Fund (1)
American Century VP Capital Appreciation Fund (1)	Hartford Dividend and Growth HLS Fund (1)
American Century VP Disciplined Core Value Fund (1)	Hartford Growth Opportunities HLS Fund (2)
American Century VP Growth Fund (1)	Hartford High Yield HLS Fund (3)
American Century VP Mid Cap Value Fund (1)	Hartford International Opportunities HLS Fund (1)
American Century VP Value Fund (1)	Hartford Total Return Bond HLS Fund (1)
American Funds Asset Allocation Fund (1)	Hartford Value HLS Fund (2)
American Funds Blue Chip Income and Growth Fund (1)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (1)
American Funds Bond Fund (1)	Invesco Oppenheimer V.I. Global Fund (1)
American Funds Capital Income Builder® (1)	Invesco Oppenheimer V.I. International Growth Fund (1)
American Funds Global Growth and Income Fund (1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund (1)
American Funds Global Growth Fund (1)	Invesco V.I. Balanced-Risk Allocation Fund (1)
American Funds Growth Fund (1)	Invesco V.I. Comstock Fund (1)
American Funds Growth-Income Fund (1)	Invesco V.I. Core Equity Fund (1)
American Funds International Fund (1)	Invesco V.I. Equity and Income Fund (1)
American Funds Managed Risk Asset Allocation Fund (1)	Invesco V.I. Global Real Estate Fund (1)
American Funds New World Fund (1)	Invesco V.I. Government Money Market Fund (1)
BlackRock Basic Value V.I. Fund (1)	Invesco V.I. International Growth Fund (1)
BlackRock Capital Appreciation V.I. Fund (1)	Invesco V.I. Mid Cap Core Equity Fund (1)
BlackRock Equity Dividend V.I. Fund (1)	Invesco V.I. Small Cap Equity Fund (1)
BlackRock Global Allocation V.I. Fund (1)	Ivy VIP Core Equity (1)
BlackRock High Yield V.I. Fund (1)	Ivy VIP International Core Equity (1)
BlackRock Managed Volatility V.I. Fund (1)	Ivy VIP Securian Real Estate Securities (1)
BlackRock S&P 500 Index V.I. Fund Class II (1)	Ivy VIP Value (1)
BlackRock S&P 500 Index V.I. Fund Class III (1)	Lord Abbett Bond Debenture Portfolio (1)
BlackRock Total Return V.I. Fund (1)	Lord Abbett Fundamental Equity Portfolio (1)
BlackRock U.S. Government Bond V.I. Fund (1)	Lord Abbett Growth Opportunities Portfolio (1)
Calvert VP EAFE International Index Portfolio (1)	Lord Abbett Mid Cap Stock Portfolio (1)
Calvert VP Investment Grade Bond Index Portfolio (1)	Lord Abbett Short Duration Income Portfolio (1)

Calvert VP Nasdaq 100 Index Portfolio (1)	MFS® Blended Research® Core Equity Portfolio (1)
Calvert VP Russell 2000® Small Cap Index Portfolio (1)	MFS® Blended Research® Small Cap Equity Portfolio (1)
Calvert VP S&P MidCap 400 Index Portfolio (1)	MFS® Global Real Estate Portfolio (1)
DFA VA Global Bond Portfolio (1)	MFS® Growth Series (1)
DFA VA International Value Portfolio (1)	MFS® International Intrinsic Value Portfolio (1)
DFA VA US Large Value Portfolio (1)	MFS® Investors Trust Series (1)
DFA VA US Targeted Value Portfolio (1)	MFS® Mid Cap Growth Series (1)
FT VIP Franklin Global Real Estate VIP Fund (1)	MFS® Mid Cap Value Portfolio (1)
FT VIP Franklin Income VIP Fund (1)	MFS® New Discovery Series (1)
FT VIP Franklin Mutual Global Discovery VIP Fund (1)	MFS® Research International Portfolio (1)
FT VIP Franklin Mutual Shares VIP Fund (1)	MFS® Total Return Bond Series (1)
FT VIP Franklin Rising Dividends VIP Fund (1)	MFS® Utilities Series (1)
FT VIP Franklin Small Cap Value VIP Fund (1)	MFS® Value Series (1)
FT VIP Franklin Strategic Income VIP Fund (1)	PIMCO All Asset Portfolio (1)
FT VIP Templeton Foreign Securities Fund (1)	PIMCO CommodityRealReturn® Strategy Portfolio (1)
FT VIP Templeton Global Bond Securities Fund (1)	PIMCO Dynamic Bond Portfolio (1)
FT VIP Templeton Growth Securities Fund (1)	PIMCO Emerging Markets Bond Portfolio (1)
Global Atlantic American Funds® Managed Risk Portfolio (1)	PIMCO Global Core Asset Allocation Portfolio (1)
Global Atlantic Balanced Managed Risk Portfolio (1)	PIMCO High Yield Portfolio (1)
Global Atlantic Blackrock Selects Managed Risk Portfolio (1)	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (1)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (1)	PIMCO Real Return Portfolio (1)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio (1)	PIMCO StocksPLUS® Global Portfolio (1)
Global Atlantic Growth Managed Risk Portfolio (1)	PIMCO Total Return Portfolio (1)
Global Atlantic Moderate Growth Managed Risk Portfolio (1)	Putnam VT Equity Income Fund (1)
Global Atlantic PIMCO Tactical Allocation Portfolio (1)	Putnam VT Global Asset Allocation Fund (1)
Global Atlantic Select Advisor Managed Risk Portfolio (1)	Putnam VT Growth Opportunities Fund (1)
Global Atlantic Wellington Research Managed Risk Portfolio (1)	Putnam VT Income Fund (1)
Goldman Sachs VIT Core Fixed Income Fund (1)	Putnam VT International Value Fund (1)
Goldman Sachs VIT Global Trends Allocation Fund (1)	Putnam VT Mortgage Securities Fund (1)
Goldman Sachs VIT Growth Opportunities Fund (1)	Putnam VT Multi-Asset Absolute Return Fund (1)
Goldman Sachs VIT High Quality Floating Rate Fund (1)	Putnam VT Multi-Cap Core Fund (1)
Goldman Sachs VIT International Equity Insights Fund (1)	Putnam VT Small Cap Value Fund (1)
Goldman Sachs VIT Mid Cap Value Fund (1)	Rational Trend Aggregation VA Fund (1)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (1)	TOPS® Managed Risk Balanced ETF Portfolio (1)
Goldman Sachs VIT Small Cap Equity Insights Fund (1)	TOPS® Managed Risk Growth ETF Portfolio (1)
Goldman Sachs VIT U.S. Equity Insights Fund (1)	TOPS® Managed Risk Moderate Growth ETF Portfolio (1)
Hartford Capital Appreciation HLS Fund (1)

(1)  Statement of changes in net assets for the years ended December 31, 2020

(2)  Statement of changes in net assets for the period January 1, 2020 to September 18, 2020

(3)  Statement of changes in net assets for the period January 1, 2020 to September 25, 2020

Basis for Opinions

These financial statements are the responsibility of the Forethought Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Sub- Accounts of Forethought Life Insurance Co Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Sub-Accounts of Forethought Life Insurance Co Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the custodians or the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

Boston, Massachusetts
April 6, 2021

We have served as the auditor of one or more of the Sub-Accounts of Forethought Life Insurance Co Separate Account A
since 2010.

PricewaterhouseCoopers LLP, 101 Seaport
Boulevard, Suite 500, Boston, MA 02210
T: (617) 530 5000, www.pwc.com/us

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets
December 31, 2021

	AB VPS Growth and Income Portfolio	American Century VP Capital Appreciation Fund	American Century VP Disciplined Core Value Fund	American Century VP Growth Fund	American Century VP Mid Cap Value Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$69,520	$108,096	$67,485	$3,618,702	$2,121,982
Investment income receivable	—	—	—	—	—
Net assets	69,520	108,096	67,485	3,618,702	2,121,982
Net assets by category:
Accumulation reserves	69,520	108,096	67,485	3,618,702	2,121,982
Net assets	69,520	108,096	67,485	3,618,702	2,121,982
Units outstanding, December 31, 2021	3,675	4,424	3,338	97,778	103,484
Investments in shares of the Underlying Funds, at cost	$58,823	$90,143	$58,605	$2,455,728	$1,661,705
Underlying Fund shares held	1,925	5,884	6,295	166,684	84,710

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	American Century VP Value Fund	American Funds Asset Allocation Fund	American Funds Capital Income Builder®	American Funds Capital World Growth and Income Fund (a)	American Funds Global Growth Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,374,023	$2,685,038	$1,505,408	$1,565,401	$4,612,381
Investment income receivable	—	—	—	—	—
Net assets	2,374,023	2,685,038	1,505,408	1,565,401	4,612,381
Net assets by category:
Accumulation reserves	2,374,023	2,685,038	1,505,408	1,565,401	4,612,381
Net assets	2,374,023	2,685,038	1,505,408	1,565,401	4,612,381
Units outstanding, December 31, 2021	127,385	153,652	105,832	81,992	200,125
Investments in shares of the Underlying Funds, at cost	$1,753,911	$2,198,219	$1,257,432	$1,230,379	$3,310,341
Underlying Fund shares held	173,413	94,014	124,004	86,774	103,486

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$24,138,631	$14,987,489	$2,763,401	$680,613,990	$2,065,921
Investment income receivable	—	—	—	—	—
Net assets	24,138,631	14,987,489	2,763,401	680,613,990	2,065,921
Net assets by category:
Accumulation reserves	24,138,631	14,987,489	2,763,401	680,613,990	2,065,921
Net assets	24,138,631	14,987,489	2,763,401	680,613,990	2,065,921
Units outstanding, December 31, 2021	696,380	665,760	179,040	42,020,007	118,185
Investments in shares of the Underlying Funds, at cost	$16,321,811	$11,094,912	$2,456,993	$555,974,580	$1,573,531
Underlying Fund shares held	194,997	228,572	123,864	45,587,005	66,131

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	American Funds The Bond Fund of America (a)	American Funds Washington Mutual Investors FundSM (a)	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,162,079	$7,944,255	$40,920	$2,348,930	$2,455,689
Investment income receivable	—	—	—	—	—
Net assets	1,162,079	7,944,255	40,920	2,348,930	2,455,689
Net assets by category:
Accumulation reserves	1,162,079	7,944,255	40,920	2,348,930	2,455,689
Net assets	1,162,079	7,944,255	40,920	2,348,930	2,455,689
Units outstanding, December 31, 2021	99,461	402,990	2,485	69,284	115,823
Investments in shares of the Underlying Funds, at cost	$1,182,579	$6,156,294	$41,914	$2,179,366	$2,273,333
Underlying Fund shares held	105,548	448,575	2,959	239,687	202,281

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II	BlackRock S&P 500 Index V.I. Fund Class III
Assets:
Investments in shares of the Underlying Funds, at fair value	$4,719,446	$1,629,934	$18,167,369	$7,961,515	$3,331,349
Investment income receivable	—	6,322	—	—	—
Net assets	4,719,446	1,636,256	18,167,369	7,961,515	3,331,349
Net assets by category:
Accumulation reserves	4,719,446	1,636,256	18,167,369	7,961,515	3,331,349
Net assets	4,719,446	1,636,256	18,167,369	7,961,515	3,331,349
Units outstanding, December 31, 2021	290,152	116,401	1,767,384	331,960	182,712
Investments in shares of the Underlying Funds, at cost	$4,843,856	$1,587,470	$18,701,446	$6,312,625	$2,580,732
Underlying Fund shares held	328,195	214,748	1,378,404	249,891	104,497

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	BlackRock Total Return V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,209,075	$864,991	$365,892	$373,997	$4,424,497
Investment income receivable	1,195	250	—	—	—
Net assets	1,210,270	865,241	365,892	373,997	4,424,497
Net assets by category:
Accumulation reserves	1,210,270	865,241	365,892	373,997	4,424,497
Net assets	1,210,270	865,241	365,892	373,997	4,424,497
Units outstanding, December 31, 2021	105,368	80,378	25,312	33,800	130,254
Investments in shares of the Underlying Funds, at cost	$1,235,370	$855,513	$315,100	$381,150	$2,114,959
Underlying Fund shares held	102,204	82,380	3,597	6,849	30,724

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Calvert VP Russell 2000® Small Cap Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	Delaware Ivy VIP Core Equity (a)	Delaware Ivy VIP International Core Equity (a)	Delaware Ivy VIP Securian Real Estate Securities (a)
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,216,018	$1,905,490	$12,722	$1,716,539	$48,236
Investment income receivable	—	—	—	—	—
Net assets	2,216,018	1,905,490	12,722	1,716,539	48,236
Net assets by category:
Accumulation reserves	2,216,018	1,905,490	12,722	1,716,539	48,236
Net assets	2,216,018	1,905,490	12,722	1,716,539	48,236
Units outstanding, December 31, 2021	114,049	95,884	550	123,196	2,706
Investments in shares of the Underlying Funds, at cost	$1,849,099	$1,488,857	$8,839	$1,447,488	$36,991
Underlying Fund shares held	22,445	13,166	719	92,924	4,938

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Delaware Ivy VIP Value (a)	DFA VA Global Bond Portfolio	DFA VA International Value Portfolio	DFA VA US Large Value Portfolio	DFA VA US Targeted Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$7,473	$246,518	$230,540	$668,662	$202,773
Investment income receivable	—	—	—	—	—
Net assets	7,473	246,518	230,540	668,662	202,773
Net assets by category:
Accumulation reserves	7,473	246,518	230,540	668,662	202,773
Net assets	7,473	246,518	230,540	668,662	202,773
Units outstanding, December 31, 2021	409	24,500	18,843	45,061	13,117
Investments in shares of the Underlying Funds, at cost	$5,778	$251,688	$219,850	$541,928	$165,646
Underlying Fund shares held	907	23,613	17,269	20,189	8,603

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$39,833	$4,078,907	$57,818	$1,877,479	$2,952,797
Investment income receivable	—	—	—	—	—
Net assets	39,833	4,078,907	57,818	1,877,479	2,952,797
Net assets by category:
Accumulation reserves	39,833	4,078,907	57,818	1,877,479	2,952,797
Net assets	39,833	4,078,907	57,818	1,877,479	2,952,797
Units outstanding, December 31, 2021	2,619	286,415	4,079	111,920	117,204
Investments in shares of the Underlying Funds, at cost	$38,028	$3,724,344	$57,522	$1,857,989	$2,213,151
Underlying Fund shares held	2,280	236,733	2,874	96,827	83,201

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign Securities Fund	FT VIP Templeton Global Bond Securities Fund	FT VIP Templeton Growth Securities Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,577,772	$1,479,807	$983,002	$3,179,837	$810,730
Investment income receivable	—	—	—	—	—
Net assets	1,577,772	1,479,807	983,002	3,179,837	810,730
Net assets by category:
Accumulation reserves	1,577,772	1,479,807	983,002	3,179,837	810,730
Net assets	1,577,772	1,479,807	983,002	3,179,837	810,730
Units outstanding, December 31, 2021	81,824	130,646	88,661	358,905	58,424
Investments in shares of the Underlying Funds, at cost	$1,455,726	$1,530,224	$988,299	$3,960,832	$865,137
Underlying Fund shares held	86,978	140,399	70,873	236,243	68,764

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio (b)	Global Atlantic Blackrock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio (b)
Assets:
Investments in shares of the Underlying Funds, at fair value	$232,575,883	$119,407,795	$235,614,495	$284,657,139	$—
Investment income receivable	—	—	—	—	—
Net assets	232,575,883	119,407,795	235,614,495	284,657,139	—
Net assets by category:
Accumulation reserves	232,575,883	119,407,795	235,614,495	284,657,139	—
Net assets	232,575,883	119,407,795	235,614,495	284,657,139	—
Units outstanding, December 31, 2021	14,845,510	8,474,185	17,687,819	17,464,564	—
Investments in shares of the Underlying Funds, at cost	$185,249,490	$103,604,899	$190,390,587	$187,940,391	$—
Underlying Fund shares held	16,768,268	8,602,867	18,909,671	17,231,062	—

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio (b)	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio (b)
Assets:
Investments in shares of the Underlying Funds, at fair value	$414,253,942	$141,165,551	$—	$105,530,252	$485,256,723
Investment income receivable	—	—	—	—	—
Net assets	414,253,942	141,165,551	—	105,530,252	485,256,723
Net assets by category:
Accumulation reserves	414,253,942	141,165,551	—	105,530,252	485,256,723
Net assets	414,253,942	141,165,551	—	105,530,252	485,256,723
Units outstanding, December 31, 2021	28,172,885	9,586,950	—	6,729,751	29,379,776
Investments in shares of the Underlying Funds, at cost	$295,533,277	$104,576,208	$—	$82,607,518	$362,864,103
Underlying Fund shares held	28,046,983	9,728,846	—	7,288,001	29,498,889

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT High Quality Floating Rate Fund	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Value Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,944,691	$132,556	$144,793	$205,067	$275,096
Investment income receivable	—	—	—	—	—
Net assets	1,944,691	132,556	144,793	205,067	275,096
Net assets by category:
Accumulation reserves	1,944,691	132,556	144,793	205,067	275,096
Net assets	1,944,691	132,556	144,793	205,067	275,096
Units outstanding, December 31, 2021	170,830	5,318	14,523	14,917	14,551
Investments in shares of the Underlying Funds, at cost	$1,893,063	$148,484	$145,689	$191,711	$232,569
Underlying Fund shares held	174,725	10,865	14,017	22,290	13,950

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT Trend Driven Allocation Fund (a)	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$77,666	$697,847	$623,126	$3,594,851	$2,438,148
Investment income receivable	—	—	—	—	—
Net assets	77,666	697,847	623,126	3,594,851	2,438,148
Net assets by category:
Accumulation reserves	77,666	697,847	623,126	3,594,851	2,438,148
Net assets	77,666	697,847	623,126	3,594,851	2,438,148
Units outstanding, December 31, 2021	7,531	36,406	43,560	158,340	103,109
Investments in shares of the Underlying Funds, at cost	$78,388	$705,239	$602,967	$3,236,065	$2,196,445
Underlying Fund shares held	7,982	53,971	48,455	177,699	45,916

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford International Opportunities HLS Fund	Hartford Total Return Bond HLS Fund	Invesco Oppenheimer V.I. International Growth Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$666,437	$2,622,560	$1,046,087	$2,931,110	$231,516
Investment income receivable	—	—	—	—	—
Net assets	666,437	2,622,560	1,046,087	2,931,110	231,516
Net assets by category:
Accumulation reserves	666,437	2,622,560	1,046,087	2,931,110	231,516
Net assets	666,437	2,622,560	1,046,087	2,931,110	231,516
Units outstanding, December 31, 2021	47,337	95,209	64,472	242,552	14,448
Investments in shares of the Underlying Funds, at cost	$498,456	$2,159,123	$764,991	$2,989,953	$202,486
Underlying Fund shares held	32,493	95,784	49,320	261,240	75,659

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund (a)	Invesco V.I. Equity and Income Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,851,697	$524,908	$814,515	$595,838	$703,897
Investment income receivable	—	—	—	—	—
Net assets	1,851,697	524,908	814,515	595,838	703,897
Net assets by category:
Accumulation reserves	1,851,697	524,908	814,515	595,838	703,897
Net assets	1,851,697	524,908	814,515	595,838	703,897
Units outstanding, December 31, 2021	127,630	29,043	36,348	21,827	42,528
Investments in shares of the Underlying Funds, at cost	$1,937,605	$421,884	$736,664	$439,330	$589,734
Underlying Fund shares held	175,516	24,936	21,680	5,742	34,253

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Invesco V.I. Global Fund (a)	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund	Invesco V.I. International Growth Fund	Invesco V.I. Main Street Mid Cap Fund® (a)
Assets:
Investments in shares of the Underlying Funds, at fair value	$126,436	$319,941	$6,688,489	$1,432,345	$873,714
Investment income receivable	—	—	—	—	—
Net assets	126,436	319,941	6,688,489	1,432,345	873,714
Net assets by category:
Accumulation reserves	126,436	319,941	6,688,489	1,432,345	873,714
Net assets	126,436	319,941	6,688,489	1,432,345	873,714
Units outstanding, December 31, 2021	5,982	24,189	686,160	88,746	47,199
Investments in shares of the Underlying Funds, at cost	$97,458	$290,960	$6,688,489	$1,229,085	$849,010
Underlying Fund shares held	2,251	18,251	6,688,489	35,175	69,619

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Invesco V.I. Main Street Small Cap Fund® (a)	Invesco V.I. Small Cap Equity Fund	Lord Abbett Bond Debenture Portfolio	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$444,249	$1,117,210	$4,404,110	$1,679,600	$1,184,888
Investment income receivable	—	—	—	—	—
Net assets	444,249	1,117,210	4,404,110	1,679,600	1,184,888
Net assets by category:
Accumulation reserves	444,249	1,117,210	4,404,110	1,679,600	1,184,888
Net assets	444,249	1,117,210	4,404,110	1,679,600	1,184,888
Units outstanding, December 31, 2021	21,523	52,817	317,442	74,547	43,778
Investments in shares of the Underlying Funds, at cost	$362,808	$992,140	$4,356,130	$1,456,838	$1,187,655
Underlying Fund shares held	14,410	51,366	358,058	83,521	86,551

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$303,069	$1,743,509	$188,040	$445,916	$179,914
Investment income receivable	—	—	—	—	—
Net assets	303,069	1,743,509	188,040	445,916	179,914
Net assets by category:
Accumulation reserves	303,069	1,743,509	188,040	445,916	179,914
Net assets	303,069	1,743,509	188,040	445,916	179,914
Units outstanding, December 31, 2021	19,022	159,409	8,705	21,867	9,528
Investments in shares of the Underlying Funds, at cost	$278,156	$1,778,555	$152,631	$395,614	$132,140
Underlying Fund shares held	10,816	123,741	2,777	33,104	7,926

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	MFS® Growth Series	MFS® International Intrinsic Value Portfolio	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$6,434,477	$1,548,294	$603,316	$330,827	$1,685,667
Investment income receivable	—	—	—	—	—
Net assets	6,434,477	1,548,294	603,316	330,827	1,685,667
Net assets by category:
Accumulation reserves	6,434,477	1,548,294	603,316	330,827	1,685,667
Net assets	6,434,477	1,548,294	603,316	330,827	1,685,667
Units outstanding, December 31, 2021	178,856	73,967	20,643	12,139	88,964
Investments in shares of the Underlying Funds, at cost	$4,365,198	$1,071,826	$390,399	$306,741	$1,309,372
Underlying Fund shares held	86,091	41,891	13,721	31,719	153,942

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	MFS® New Discovery Series	MFS® Research International Portfolio	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,753,246	$79,761	$83,697	$300,958	$1,890,050
Investment income receivable	—	—	—	—	—
Net assets	1,753,246	79,761	83,697	300,958	1,890,050
Net assets by category:
Accumulation reserves	1,753,246	79,761	83,697	300,958	1,890,050
Net assets	1,753,246	79,761	83,697	300,958	1,890,050
Units outstanding, December 31, 2021	64,445	4,931	7,143	17,217	79,591
Investments in shares of the Underlying Funds, at cost	$1,651,234	$65,686	$82,082	$255,729	$1,461,900
Underlying Fund shares held	88,369	4,234	6,260	8,008	78,231

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Core Asset Allocation Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$222,343	$76,046	$138,972	$167,756	$36,111
Investment income receivable	—	—	—	—	—
Net assets	222,343	76,046	138,972	167,756	36,111
Net assets by category:
Accumulation reserves	222,343	76,046	138,972	167,756	36,111
Net assets	222,343	76,046	138,972	167,756	36,111
Units outstanding, December 31, 2021	15,428	5,683	11,906	12,907	2,274
Investments in shares of the Underlying Funds, at cost	$206,203	$64,753	$140,476	$173,886	$34,249
Underlying Fund shares held	19,069	9,700	13,466	13,399	2,780

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$90,962	$423,113	$95,567	$747,057	$3,648,422
Investment income receivable	—	—	—	—	—
Net assets	90,962	423,113	95,567	747,057	3,648,422
Net assets by category:
Accumulation reserves	90,962	423,113	95,567	747,057	3,648,422
Net assets	90,962	423,113	95,567	747,057	3,648,422
Units outstanding, December 31, 2021	7,603	36,588	7,671	37,312	313,525
Investments in shares of the Underlying Funds, at cost	$90,362	$436,148	$89,645	$713,268	$3,768,667
Underlying Fund shares held	11,456	39,359	6,831	78,308	339,073

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Large Cap Value Fund (a)
Assets:
Investments in shares of the Underlying Funds, at fair value	$20,480	$1,400,103	$2,431,966	$73,746	$2,607,086
Investment income receivable	—	—	—	—	—
Net assets	20,480	1,400,103	2,431,966	73,746	2,607,086
Net assets by category:
Accumulation reserves	20,480	1,400,103	2,431,966	73,746	2,607,086
Net assets	20,480	1,400,103	2,431,966	73,746	2,607,086
Units outstanding, December 31, 2021	1,282	46,408	209,185	5,352	108,912
Investments in shares of the Underlying Funds, at cost	$17,411	$909,676	$2,651,735	$68,544	$1,928,404
Underlying Fund shares held	1,007	87,397	236,573	6,486	84,591

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2021

	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Asset Absolute Return Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Rational Trend Aggregation VA Fund (c)
Assets:
Investments in shares of the Underlying Funds, at fair value	$280,282	$17,142	$17,368	$445,684	$—
Investment income receivable	—	—	—	—	—
Net assets	280,282	17,142	17,368	445,684	—
Net assets by category:
Accumulation reserves	280,282	17,142	17,368	445,684	—
Net assets	280,282	17,142	17,368	445,684	—
Units outstanding, December 31, 2021	27,397	1,875	722	24,195	—
Investments in shares of the Underlying Funds, at cost	$289,086	$18,299	$13,286	$393,547	$—
Underlying Fund shares held	32,253	1,831	679	32,064	—

(c)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (concluded)
December 31, 2021

	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$24,953,163	$88,888,352	$59,721,707
Investment income receivable	—	—	—
Net assets	24,953,163	88,888,352	59,721,707
Net assets by category:
Accumulation reserves	24,953,163	88,888,352	59,721,707
Net assets	24,953,163	88,888,352	59,721,707
Units outstanding, December 31, 2021	1,803,811	6,149,727	4,075,104
Investments in shares of the Underlying Funds, at cost	$22,342,604	$76,904,174	$51,689,049
Underlying Fund shares held	1,960,186	6,816,591	4,453,520

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations
For the Year Ended December 31, 2021

	AB VPS Growth and Income Portfolio	American Century VP Capital Appreciation Fund	American Century VP Disciplined Core Value Fund	American Century VP Growth Fund	American Century VP Mid Cap Value Fund
Investment income:
Dividends	$411	$—	$1,372	$—	$22,620
Expenses:
Mortality and expense risk fees	524	474	1,330	21,245	14,685
Other expense fees	131	182	333	6,936	4,653
Total expenses	655	656	1,663	28,181	19,338
Net investment income (loss)	(244)	(656)	(291)	(28,181)	3,282
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	9,995	24,065	587,510	—
Net realized gain (loss) from sales of investments	331	830	14,765	187,546	126,056
Net realized gain (loss)	331	10,825	38,830	775,056	126,056
Change in unrealized gain (loss)	15,087	(2,090)	(6,266)	65,879	331,763
Net realized and unrealized gain (loss)	15,418	8,735	32,564	840,935	457,819
Net increase (decrease) in net assets from operations	$15,174	$8,079	$32,273	$812,754	$461,101

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	American Century VP Value Fund	American Funds Asset Allocation Fund	American Funds Capital Income Builder®	American Funds Capital World Growth and Income Fund (a)	American Funds Global Growth Fund
Investment income:
Dividends	$35,790	$35,528	$35,875	$22,300	$9,315
Expenses:
Mortality and expense risk fees	16,021	18,987	11,251	9,780	31,991
Other expense fees	4,513	5,301	2,892	3,452	8,803
Total expenses	20,534	24,288	14,143	13,232	40,794
Net investment income (loss)	15,256	11,240	21,732	9,068	(31,479)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	83,457	—	39,631	213,847
Net realized gain (loss) from sales of investments	63,903	76,693	11,959	103,955	90,729
Net realized gain (loss)	63,903	160,150	11,959	143,586	304,576
Change in unrealized gain (loss)	376,017	151,798	149,307	69,036	322,167
Net realized and unrealized gain (loss)	439,920	311,948	161,266	212,622	626,743
Net increase (decrease) in net assets from operations	$455,176	$323,188	$182,998	$221,690	$595,264

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund
Investment income:
Dividends	$14,529	$131,704	$65,993	$9,376,225	$13,991
Expenses:
Mortality and expense risk fees	161,172	94,984	19,664	4,279,079	14,133
Other expense fees	47,277	27,389	5,835	2,088,339	4,476
Total expenses	208,449	122,373	25,499	6,367,418	18,609
Net investment income (loss)	(193,920)	9,331	40,494	3,008,807	(4,618)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	3,167,812	133,601	—	—	73,841
Net realized gain (loss) from sales of investments	1,810,869	325,282	73,800	15,513,145	88,755
Net realized gain (loss)	4,978,681	458,883	73,800	15,513,145	162,596
Change in unrealized gain (loss)	(378,237)	2,293,428	(180,273)	57,258,641	(72,540)
Net realized and unrealized gain (loss)	4,600,444	2,752,311	(106,473)	72,771,786	90,056
Net increase (decrease) in net assets from operations	$4,406,524	$2,761,642	$(65,979)	$75,780,593	$85,438

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	American Funds The Bond Fund of America (a)	American Funds Washington Mutual Investors FundSM (a)	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund
Investment income:
Dividends	$14,225	$90,053	$441	$—	$32,805
Expenses:
Mortality and expense risk fees	10,055	52,768	350	15,496	14,737
Other expense fees	2,354	13,310	83	5,234	5,166
Total expenses	12,409	66,078	433	20,730	19,903
Net investment income (loss)	1,816	23,975	8	(20,730)	12,902
Realized and unrealized gain (loss) on investments:
Capital gain distributions	47,166	—	5,791	467,164	300,890
Net realized gain (loss) from sales of investments	2,491	57,795	289	157,953	102,355
Net realized gain (loss)	49,657	57,795	6,080	625,117	403,245
Change in unrealized gain (loss)	(71,305)	1,440,971	2,054	(122,307)	38,697
Net realized and unrealized gain (loss)	(21,648)	1,498,766	8,134	502,810	441,942
Net increase (decrease) in net assets from operations	$(19,832)	$1,522,741	$8,142	$482,080	$454,844

(a)  Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II	BlackRock S&P 500 Index V.I. Fund Class III
Investment income:
Dividends	$41,253	$71,281	$123,811	$84,626	$32,668
Expenses:
Mortality and expense risk fees	27,697	11,265	113,736	54,080	21,578
Other expense fees	9,863	5,011	37,050	14,037	6,861
Total expenses	37,560	16,276	150,786	68,117	28,439
Net investment income (loss)	3,693	55,005	(26,975)	16,509	4,229
Realized and unrealized gain (loss) on investments:
Capital gain distributions	792,721	4,761	—	530,649	232,711
Net realized gain (loss) from sales of investments	84,702	10,392	(112,675)	83,272	287,656
Net realized gain (loss)	877,423	15,153	(112,675)	613,921	520,367
Change in unrealized gain (loss)	(610,178)	(2,356)	88,512	1,038,593	295,299
Net realized and unrealized gain (loss)	267,245	12,797	(24,163)	1,652,514	815,666
Net increase (decrease) in net assets from operations	$270,938	$67,802	$(51,138)	$1,669,023	$819,895

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	BlackRock Total Return V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio
Investment income:
Dividends	$20,208	$7,548	$17,475	$9,158	$11,328
Expenses:
Mortality and expense risk fees	11,513	5,463	5,666	2,870	31,624
Other expense fees	2,925	2,758	1,977	1,106	11,844
Total expenses	14,438	8,221	7,643	3,976	43,468
Net investment income (loss)	5,770	(673)	9,832	5,182	(32,140)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	4,043	—	—	—	223,145
Net realized gain (loss) from sales of investments	(3,850)	(9,401)	102,512	357	131,631
Net realized gain (loss)	193	(9,401)	102,512	357	354,776
Change in unrealized gain (loss)	(46,958)	(22,972)	(21,298)	(17,148)	565,362
Net realized and unrealized gain (loss)	(46,765)	(32,373)	81,214	(16,791)	920,138
Net increase (decrease) in net assets from operations	$(40,995)	$(33,046)	$91,046	$(11,609)	$887,998

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Calvert VP Russell 2000® Small Cap Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	Delaware Ivy VIP Core Equity (a)	Delaware Ivy VIP International Core Equity (a)	Delaware Ivy VIP Securian Real Estate Securities (a)
Investment income:
Dividends	$17,920	$16,434	$62	$18,076	$356
Expenses:
Mortality and expense risk fees	15,772	11,873	92	13,816	306
Other expense fees	4,736	3,883	23	3,454	78
Total expenses	20,508	15,756	115	17,270	384
Net investment income (loss)	(2,588)	678	(53)	806	(28)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	66,038	55,803	436	—	599
Net realized gain (loss) from sales of investments	40,415	44,339	64	25,319	692
Net realized gain (loss)	106,453	100,142	500	25,319	1,291
Change in unrealized gain (loss)	177,205	288,487	2,320	176,264	12,477
Net realized and unrealized gain (loss)	283,658	388,629	2,820	201,583	13,768
Net increase (decrease) in net assets from operations	$281,070	$389,307	$2,767	$202,389	$13,740

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Delaware Ivy VIP Value (a)	DFA VA Global Bond Portfolio	DFA VA International Value Portfolio	DFA VA US Large Value Portfolio	DFA VA US Targeted Value Portfolio
Investment income:
Dividends	$127	$1,827	$9,056	$10,967	$2,708
Expenses:
Mortality and expense risk fees	54	2,109	1,972	5,120	1,778
Other expense fees	14	1,450	1,356	3,474	1,223
Total expenses	68	3,559	3,328	8,594	3,001
Net investment income (loss)	59	(1,732)	5,728	2,373	(293)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	24	—	—	13,602
Net realized gain (loss) from sales of investments	10	(220)	4,048	19,613	22,444
Net realized gain (loss)	10	(196)	4,048	19,613	36,046
Change in unrealized gain (loss)	1,650	(4,286)	31,658	119,004	43,670
Net realized and unrealized gain (loss)	1,660	(4,482)	35,706	138,617	79,716
Net increase (decrease) in net assets from operations	$1,719	$(6,214)	$41,434	$140,990	$79,423

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund
Investment income:
Dividends	$729	$175,213	$1,400	$52,047	$28,753
Expenses:
Mortality and expense risk fees	428	21,995	444	13,483	21,168
Other expense fees	174	7,852	111	3,812	6,470
Total expenses	602	29,847	555	17,295	27,638
Net investment income (loss)	127	145,366	845	34,752	1,115
Realized and unrealized gain (loss) on investments:
Capital gain distributions	1,875	—	—	—	113,500
Net realized gain (loss) from sales of investments	7,824	12,233	(17)	(4,540)	203,870
Net realized gain (loss)	9,699	12,233	(17)	(4,540)	317,370
Change in unrealized gain (loss)	6,806	409,659	7,925	281,858	413,456
Net realized and unrealized gain (loss)	16,505	421,892	7,908	277,318	730,826
Net increase (decrease) in net assets from operations	$16,632	$567,258	$8,753	$312,070	$731,941

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign Securities Fund	FT VIP Templeton Global Bond Securities Fund	FT VIP Templeton Growth Securities Fund
Investment income:
Dividends	$14,793	$50,012	$16,634	$—	$8,224
Expenses:
Mortality and expense risk fees	11,495	10,088	6,793	24,091	4,907
Other expense fees	3,280	3,063	1,998	6,557	1,722
Total expenses	14,775	13,151	8,791	30,648	6,629
Net investment income (loss)	18	36,861	7,843	(30,648)	1,595
Realized and unrealized gain (loss) on investments:
Capital gain distributions	42,677	—	—	—	—
Net realized gain (loss) from sales of investments	18,743	(16,887)	1,694	(71,131)	(8,746)
Net realized gain (loss)	61,420	(16,887)	1,694	(71,131)	(8,746)
Change in unrealized gain (loss)	294,248	(2,301)	23,015	(98,425)	42,170
Net realized and unrealized gain (loss)	355,668	(19,188)	24,709	(169,556)	33,424
Net increase (decrease) in net assets from operations	$355,686	$17,673	$32,552	$(200,204)	$35,019

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio (b)	Global Atlantic Blackrock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio (b)
Investment income:
Dividends	$2,588,253	$848,165	$3,232,570	$2,279,681	$—
Expenses:
Mortality and expense risk fees	1,367,058	570,869	1,428,235	1,690,484	118,568
Other expense fees	470,740	193,681	481,588	697,917	56,382
Total expenses	1,837,798	764,550	1,909,823	2,388,401	174,950
Net investment income (loss)	750,455	83,615	1,322,747	(108,720)	(174,950)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	2,504,594	—	—	3,337,591
Net realized gain (loss) from sales of investments	5,084,247	2,005,908	5,314,842	11,514,566	4,123,471
Net realized gain (loss)	5,084,247	4,510,502	5,314,842	11,514,566	7,461,062
Change in unrealized gain (loss)	17,076,857	2,800,179	15,298,786	29,842,153	(4,680,335)
Net realized and unrealized gain (loss)	22,161,104	7,310,681	20,613,628	41,356,719	2,780,727
Net increase (decrease) in net assets from operations	$22,911,559	$7,394,296	$21,936,375	$41,247,999	$2,605,777

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio (b)	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio (b)
Investment income:
Dividends	$3,307,515	$1,281,232	$265,916	$1,303,856	$2,655,249
Expenses:
Mortality and expense risk fees	2,607,938	814,218	101,306	638,395	2,830,085
Other expense fees	1,048,047	286,556	56,613	271,435	938,538
Total expenses	3,655,985	1,100,774	157,919	909,830	3,768,623
Net investment income (loss)	(348,470)	180,458	107,997	394,026	(1,113,374)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	1,040,705	3,235,669	3,539,405	16,407,247
Net realized gain (loss) from sales of investments	15,336,198	4,170,242	2,391,123	3,652,804	15,450,717
Net realized gain (loss)	15,336,198	5,210,947	5,626,792	7,192,209	31,857,964
Change in unrealized gain (loss)	38,784,206	9,606,054	(4,081,025)	5,086,788	19,922,631
Net realized and unrealized gain (loss)	54,120,404	14,817,001	1,545,767	12,278,997	51,780,595
Net increase (decrease) in net assets from operations	$53,771,934	$14,997,459	$1,653,764	$12,673,023	$50,667,221

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT High Quality Floating Rate Fund	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Value Fund
Investment income:
Dividends	$22,631	$—	$50	$5,233	$526
Expenses:
Mortality and expense risk fees	16,149	1,079	1,132	950	1,909
Other expense fees	7,041	253	286	393	476
Total expenses	23,190	1,332	1,418	1,343	2,385
Net investment income (loss)	(559)	(1,332)	(1,368)	3,890	(1,859)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	2,691	22,702	—	4,885	35,074
Net realized gain (loss) from sales of investments	5,010	(1,236)	(38)	396	810
Net realized gain (loss)	7,701	21,466	(38)	5,281	35,884
Change in unrealized gain (loss)	(77,663)	(7,244)	(110)	10,060	25,598
Net realized and unrealized gain (loss)	(69,962)	14,222	(148)	15,341	61,482
Net increase (decrease) in net assets from operations	$(70,521)	$12,890	$(1,516)	$19,231	$59,623

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT Trend Driven Allocation Fund (a)	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund
Investment income:
Dividends	$1,015	$1,685	$—	$18,721	$5,292
Expenses:
Mortality and expense risk fees	626	5,627	3,381	25,923	14,892
Other expense fees	154	1,396	954	6,481	6,062
Total expenses	780	7,023	4,335	32,404	20,954
Net investment income (loss)	235	(5,338)	(4,335)	(13,683)	(15,662)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	157,942	74,781	774,985	212,755
Net realized gain (loss) from sales of investments	(7)	7,717	1,831	24,392	39,260
Net realized gain (loss)	(7)	165,659	76,612	799,377	252,015
Change in unrealized gain (loss)	2,482	(36,151)	(6,417)	(1,545)	70,747
Net realized and unrealized gain (loss)	2,475	129,508	70,195	797,832	322,762
Net increase (decrease) in net assets from operations	$2,710	$124,170	$65,860	$784,149	$307,100

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford International Opportunities HLS Fund	Hartford Total Return Bond HLS Fund	Invesco Oppenheimer V.I. International Growth Fund
Investment income:
Dividends	$2,017	$25,939	$7,819	$66,981	$—
Expenses:
Mortality and expense risk fees	4,153	16,123	7,191	20,476	1,720
Other expense fees	1,230	5,179	2,123	7,632	424
Total expenses	5,383	21,302	9,314	28,108	2,144
Net investment income (loss)	(3,366)	4,637	(1,495)	38,873	(2,144)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	26,843	121,896	—	75,402	17,034
Net realized gain (loss) from sales of investments	5,782	76,947	31,042	9,391	9,601
Net realized gain (loss)	32,625	198,843	31,042	84,793	26,635
Change in unrealized gain (loss)	102,638	488,405	38,344	(193,842)	(7,071)
Net realized and unrealized gain (loss)	135,263	687,248	69,386	(109,049)	19,564
Net increase (decrease) in net assets from operations	$131,897	$691,885	$67,891	$(70,176)	$17,420

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund (a)	Invesco V.I. Equity and Income Fund
Investment income:
Dividends	$55,116	$7,944	$3,171	$—	$11,235
Expenses:
Mortality and expense risk fees	12,719	3,711	5,554	4,274	5,789
Other expense fees	3,649	928	1,408	1,174	1,439
Total expenses	16,368	4,639	6,962	5,448	7,228
Net investment income (loss)	38,748	3,305	(3,791)	(5,448)	4,007
Realized and unrealized gain (loss) on investments:
Capital gain distributions	59,301	—	16,152	70,417	6,706
Net realized gain (loss) from sales of investments	(1,449)	5,075	1,601	23,817	15,298
Net realized gain (loss)	57,852	5,075	17,753	94,234	22,004
Change in unrealized gain (loss)	46,245	114,872	146,520	3,389	87,569
Net realized and unrealized gain (loss)	104,097	119,947	164,273	97,623	109,573
Net increase (decrease) in net assets from operations	$142,845	$123,252	$160,482	$92,175	$113,580

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Invesco V.I. Global Fund (a)	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund	Invesco V.I. International Growth Fund	Invesco V.I. Main Street Mid Cap Fund® (a)
Investment income:
Dividends	$—	$7,851	$377	$15,409	$2,149
Expenses:
Mortality and expense risk fees	1,194	1,944	38,681	8,464	6,895
Other expense fees	279	689	16,227	2,875	1,773
Total expenses	1,473	2,633	54,908	11,339	8,668
Net investment income (loss)	(1,473)	5,218	(54,531)	4,070	(6,519)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	6,417	—	—	99,274	—
Net realized gain (loss) from sales of investments	10,663	3,312	—	37,282	(4,298)
Net realized gain (loss)	17,080	3,312	—	136,556	(4,298)
Change in unrealized gain (loss)	3,430	68,490	—	(71,980)	185,068
Net realized and unrealized gain (loss)	20,510	71,802	—	64,576	180,770
Net increase (decrease) in net assets from operations	$19,037	$77,020	$(54,531)	$68,646	$174,251

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Invesco V.I. Main Street Small Cap Fund® (a)	Invesco V.I. Small Cap Equity Fund	Lord Abbett Bond Debenture Portfolio	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio
Investment income:
Dividends	$786	$29	$135,174	$13,306	$—
Expenses:
Mortality and expense risk fees	2,999	7,672	30,945	9,728	9,159
Other expense fees	781	2,401	9,313	3,347	3,004
Total expenses	3,780	10,073	40,258	13,075	12,163
Net investment income (loss)	(2,994)	(10,044)	94,916	231	(12,163)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	27,499	61,352	71,514	68,736	280,750
Net realized gain (loss) from sales of investments	16,884	39,817	48,546	31,579	118,226
Net realized gain (loss)	44,383	101,169	120,060	100,315	398,976
Change in unrealized gain (loss)	28,914	104,680	(105,081)	292,883	(295,383)
Net realized and unrealized gain (loss)	73,297	205,849	14,979	393,198	103,593
Net increase (decrease) in net assets from operations	$70,303	$195,805	$109,895	$393,429	$91,430

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio
Investment income:
Dividends	$1,659	$38,668	$1,366	$3,059	$1,726
Expenses:
Mortality and expense risk fees	2,293	12,162	1,149	3,169	1,297
Other expense fees	569	3,269	287	842	324
Total expenses	2,862	15,431	1,436	4,011	1,621
Net investment income (loss)	(1,203)	23,237	(70)	(952)	105
Realized and unrealized gain (loss) on investments:
Capital gain distributions	26,826	—	10,401	—	—
Net realized gain (loss) from sales of investments	11,673	54	278	7,297	1,864
Net realized gain (loss)	38,499	54	10,679	7,297	1,864
Change in unrealized gain (loss)	25,498	(29,506)	23,608	85,374	38,910
Net realized and unrealized gain (loss)	63,997	(29,452)	34,287	92,671	40,774
Net increase (decrease) in net assets from operations	$62,794	$(6,215)	$34,217	$91,719	$40,879

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	MFS® Growth Series	MFS® International Intrinsic Value Portfolio	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio
Investment income:
Dividends	$—	$2,062	$2,646	$—	$11,133
Expenses:
Mortality and expense risk fees	40,605	10,426	3,634	2,276	11,880
Other expense fees	12,865	2,969	1,320	658	2,997
Total expenses	53,470	13,395	4,954	2,934	14,877
Net investment income (loss)	(53,470)	(11,333)	(2,308)	(2,934)	(3,744)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	922,118	39,989	20,256	68,912	10,694
Net realized gain (loss) from sales of investments	357,946	35,748	62,925	9,981	26,885
Net realized gain (loss)	1,280,064	75,737	83,181	78,893	37,579
Change in unrealized gain (loss)	70,733	69,665	69,599	(38,317)	335,449
Net realized and unrealized gain (loss)	1,350,797	145,402	152,780	40,576	373,028
Net increase (decrease) in net assets from operations	$1,297,327	$134,069	$150,472	$37,642	$369,284

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	MFS® New Discovery Series	MFS® Research International Portfolio	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series
Investment income:
Dividends	$—	$544	$3,285	$4,784	$21,943
Expenses:
Mortality and expense risk fees	12,792	638	1,075	2,495	12,226
Other expense fees	4,686	159	323	611	3,827
Total expenses	17,478	797	1,398	3,106	16,053
Net investment income (loss)	(17,478)	(253)	1,887	1,678	5,890
Realized and unrealized gain (loss) on investments:
Capital gain distributions	433,212	3,912	10	10,782	43,130
Net realized gain (loss) from sales of investments	161,917	580	729	7,770	88,468
Net realized gain (loss)	595,129	4,492	739	18,552	131,598
Change in unrealized gain (loss)	(491,582)	3,325	(5,392)	17,373	275,234
Net realized and unrealized gain (loss)	103,547	7,817	(4,653)	35,925	406,832
Net increase (decrease) in net assets from operations	$86,069	$7,564	$(2,766)	$37,603	$412,722

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Core Asset Allocation Portfolio
Investment income:
Dividends	$23,370	$3,725	$2,145	$8,885	$798
Expenses:
Mortality and expense risk fees	1,273	949	827	1,484	326
Other expense fees	429	410	213	405	69
Total expenses	1,702	1,359	1,040	1,889	395
Net investment income (loss)	21,668	2,366	1,105	6,996	403
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	1,785	—	3,673
Net realized gain (loss) from sales of investments	2,652	10,059	(83)	116	22
Net realized gain (loss)	2,652	10,059	1,702	116	3,695
Change in unrealized gain (loss)	5,968	22,095	(2,640)	(13,206)	(427)
Net realized and unrealized gain (loss)	8,620	32,154	(938)	(13,090)	3,268
Net increase (decrease) in net assets from operations	$30,288	$34,520	$167	$(6,094)	$3,671

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio
Investment income:
Dividends	$3,649	$6,583	$4,586	$499	$64,269
Expenses:
Mortality and expense risk fees	715	3,491	616	4,489	25,125
Other expense fees	167	881	321	1,527	13,087
Total expenses	882	4,372	937	6,016	38,212
Net investment income (loss)	2,767	2,211	3,649	(5,517)	26,057
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	3,950	—	74,680	153,857
Net realized gain (loss) from sales of investments	11	(382)	261	5,130	7,615
Net realized gain (loss)	11	3,568	261	79,810	161,472
Change in unrealized gain (loss)	(803)	(19,370)	42	56,141	(285,423)
Net realized and unrealized gain (loss)	(792)	(15,802)	303	135,951	(123,951)
Net increase (decrease) in net assets from operations	$1,975	$(13,591)	$3,952	$130,434	$(97,894)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Large Cap Value Fund (a)
Investment income:
Dividends	$133	$—	$33,959	$1,440	$29,879
Expenses:
Mortality and expense risk fees	155	9,171	15,976	620	15,450
Other expense fees	39	3,101	4,910	144	4,882
Total expenses	194	12,272	20,886	764	20,332
Net investment income (loss)	(61)	(12,272)	13,073	676	9,547
Realized and unrealized gain (loss) on investments:
Capital gain distributions	492	149,164	113,863	907	93,023
Net realized gain (loss) from sales of investments	22	227,356	(6,955)	4,212	75,716
Net realized gain (loss)	514	376,520	106,908	5,119	168,739
Change in unrealized gain (loss)	1,874	(61,943)	(255,898)	3,841	384,889
Net realized and unrealized gain (loss)	2,388	314,577	(148,990)	8,960	553,628
Net increase (decrease) in net assets from operations	$2,327	$302,305	$(135,917)	$9,636	$563,175

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2021

	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Asset Absolute Return Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Rational Trend Aggregation VA Fund (c)
Investment income:
Dividends	$—	$—	$99	$2,600	$1,281
Expenses:
Mortality and expense risk fees	2,245	137	127	2,743	984
Other expense fees	558	34	32	768	437
Total expenses	2,803	171	159	3,511	1,421
Net investment income (loss)	(2,803)	(171)	(60)	(911)	(140)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	1,312	—	10,412
Net realized gain (loss) from sales of investments	184	(16)	28	3,294	17,221
Net realized gain (loss)	184	(16)	1,340	3,294	27,633
Change in unrealized gain (loss)	(15,249)	143	2,697	113,408	23,421
Net realized and unrealized gain (loss)	(15,065)	127	4,037	116,702	51,054
Net increase (decrease) in net assets from operations	$(17,868)	$(44)	$3,977	$115,791	$50,914

(c)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (concluded)
For the Year Ended December 31, 2021

	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Investment income:
Dividends	$256,546	$844,510	$619,693
Expenses:
Mortality and expense risk fees	163,677	576,038	391,014
Other expense fees	93,474	555,642	279,453
Total expenses	257,151	1,131,680	670,467
Net investment income (loss)	(605)	(287,170)	(50,774)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—
Net realized gain (loss) from sales of investments	433,663	1,803,961	1,134,832
Net realized gain (loss)	433,663	1,803,961	1,134,832
Change in unrealized gain (loss)	1,523,065	8,371,322	4,787,639
Net realized and unrealized gain (loss)	1,956,728	10,175,283	5,922,471
Net increase (decrease) in net assets from operations	$1,956,123	$9,888,113	$5,871,697

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020

	AB VPS Growth and Income Portfolio		American Century VP Capital Appreciation Fund		American Century VP Disciplined Core Value Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(244)	$186	$(656)	$(396)	$(291)	$985
Net realized gain (loss)	331	2,531	10,825	7,246	38,830	6,513
Change in unrealized gain (loss)	15,087	(1,554)	(2,090)	14,468	(6,266)	8,851
Net increase (decrease) in net assets from operations	15,174	1,163	8,079	21,318	32,273	16,349
From contract transactions:
Net purchase payments	—	—	—	—	—	6,963
Terminations and withdrawals	—	—	—	—	(110,436)	—
Contract benefits	—	—	—	—	—	—
Contract charges	(34)	(34)	(250)	(205)	(386)	(242)
Net transfers between Sub-Accounts	(4,841)	977	30,608	(5,805)	(1,477)	(956)
Other transfers from (to) the General Account	—	—	(21)	—	(95)	—
Net increase (decrease) in net assets from Contract transactions	(4,875)	943	30,337	(6,010)	(112,394)	5,765
Net increase (decrease) in net assets	10,299	2,106	38,416	15,308	(80,121)	22,114
Net assets:
Beginning of year	59,221	57,115	69,680	54,372	147,606	125,492
End of year	$69,520	$59,221	$108,096	$69,680	$67,485	$147,606

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	American Century VP Growth Fund		American Century VP Mid Cap Value Fund		American Century VP Value Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(28,181)	$(16,100)	$3,282	$16,711	$15,256	$25,196
Net realized gain (loss)	775,056	538,659	126,056	(22,053)	63,903	34,811
Change in unrealized gain (loss)	65,879	416,567	331,763	9,474	376,017	(117,916)
Net increase (decrease) in net assets from operations	812,754	939,126	461,101	4,132	455,176	(57,909)
From contract transactions:
Net purchase payments	—	125,038	4,000	5,000	9,692	—
Terminations and withdrawals	(198,731)	(116,641)	(467,018)	(165,396)	(106,425)	(215,544)
Contract benefits	(16,654)	(147,936)	(29,651)	(78,397)	(19,056)	—
Contract charges	(41,573)	(44,496)	(18,835)	(18,576)	(14,269)	(10,948)
Net transfers between Sub-Accounts	(213,119)	(917,871)	97,473	71,787	54,573	(135,345)
Other transfers from (to) the General Account	778	796	(1,454)	(418)	23	(2,418)
Net increase (decrease) in net assets from Contract transactions	(469,299)	(1,101,110)	(415,485)	(186,000)	(75,462)	(364,255)
Net increase (decrease) in net assets	343,455	(161,984)	45,616	(181,868)	379,714	(422,164)
Net assets:
Beginning of year	3,275,247	3,437,231	2,076,366	2,258,234	1,994,309	2,416,473
End of year	$3,618,702	$3,275,247	$2,121,982	$2,076,366	$2,374,023	$1,994,309

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	American Funds Asset Allocation Fund		American Funds Capital Income Builder®		American Funds Capital World Growth and Income Fund (a)
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$11,240	$11,855	$21,732	$21,747	$9,068	$5,367
Net realized gain (loss)	160,150	16,406	11,959	830	143,586	53,952
Change in unrealized gain (loss)	151,798	204,458	149,307	19,103	69,036	50,860
Net increase (decrease) in net assets from operations	323,188	232,719	182,998	41,680	221,690	110,179
From contract transactions:
Net purchase payments	441,946	144,261	26,518	—	18,881	—
Terminations and withdrawals	(372,173)	(50,208)	(47,349)	(11,598)	(272,269)	(176,541)
Contract benefits	(26,316)	—	(32,860)	—	(144,138)	(15,440)
Contract charges	(14,187)	(13,245)	(3,061)	(2,443)	(18,472)	(19,181)
Net transfers between Sub-Accounts	(12,367)	(668)	9	—	(11,444)	(64,314)
Other transfers from (to) the General Account	(15)	2	(17)	(75)	12	874
Net increase (decrease) in net assets from Contract transactions	16,888	80,142	(56,760)	(14,116)	(427,430)	(274,602)
Net increase (decrease) in net assets	340,076	312,861	126,238	27,564	(205,740)	(164,423)
Net assets:
Beginning of year	2,344,962	2,032,101	1,379,170	1,351,606	1,771,141	1,935,564
End of year	$2,685,038	$2,344,962	$1,505,408	$1,379,170	$1,565,401	$1,771,141

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	American Funds Global Growth Fund		American Funds Growth Fund		American Funds Growth-Income Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(31,479)	$(20,992)	$(193,920)	$(114,108)	$9,331	$34,507
Net realized gain (loss)	304,576	122,201	4,978,681	1,075,271	458,883	304,860
Change in unrealized gain (loss)	322,167	686,841	(378,237)	6,778,358	2,293,428	1,041,160
Net increase (decrease) in net assets from operations	595,264	788,050	4,406,524	7,739,521	2,761,642	1,380,527
From contract transactions:
Net purchase payments	580,570	436,588	1,909,744	1,104,546	1,031,301	799,648
Terminations and withdrawals	(184,847)	(20,020)	(3,345,697)	(527,553)	(770,971)	(288,057)
Contract benefits	—	—	(447,055)	(125,007)	(66,149)	(173,588)
Contract charges	(9,034)	(6,683)	(133,154)	(129,696)	(85,819)	(84,443)
Net transfers between Sub-Accounts	(11,401)	(155,032)	(771,427)	(1,596,583)	(145,149)	175,403
Other transfers from (to) the General Account	16	3,622	(7,247)	3,877	(98)	2,137
Net increase (decrease) in net assets from Contract transactions	375,304	258,475	(2,794,836)	(1,270,416)	(36,885)	431,100
Net increase (decrease) in net assets	970,568	1,046,525	1,611,688	6,469,105	2,724,757	1,811,627
Net assets:
Beginning of year	3,641,813	2,595,288	22,526,943	16,057,838	12,262,732	10,451,105
End of year	$4,612,381	$3,641,813	$24,138,631	$22,526,943	$14,987,489	$12,262,732
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	American Funds International Fund		American Funds Managed Risk Asset Allocation Fund		American Funds New World Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$40,494	$(10,380)	$3,008,807	$4,114,611	$(4,618)	$(14,055)
Net realized gain (loss)	73,800	16,977	15,513,145	31,146,503	162,596	56,896
Change in unrealized gain (loss)	(180,273)	353,590	57,258,641	(4,172,166)	(72,540)	374,896
Net increase (decrease) in net assets from operations	(65,979)	360,187	75,780,593	31,088,948	85,438	417,737
From contract transactions:
Net purchase payments	44,506	20,503	2,090,588	3,027,735	35,150	55,949
Terminations and withdrawals	(241,719)	(141,458)	(65,008,025)	(44,834,355)	(184,837)	(84,312)
Contract benefits	(49,931)	(4,262)	(6,166,129)	(5,918,704)	(54,151)	—
Contract charges	(30,789)	(32,126)	(16,671,951)	(17,469,602)	(6,414)	(6,346)
Net transfers between Sub-Accounts	147,750	47,545	(6,272,642)	(2,611,581)	33,643	7,403
Other transfers from (to) the General Account	(366)	(44)	(1,020)	15,844	(271)	376
Net increase (decrease) in net assets from Contract transactions	(130,549)	(109,842)	(92,029,179)	(67,790,663)	(176,880)	(26,930)
Net increase (decrease) in net assets	(196,528)	250,345	(16,248,586)	(36,701,715)	(91,442)	390,807
Net assets:
Beginning of year	2,959,929	2,709,584	696,862,576	733,564,291	2,157,363	1,766,556
End of year	$2,763,401	$2,959,929	$680,613,990	$696,862,576	$2,065,921	$2,157,363

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	American Funds The Bond Fund of America (a)		American Funds Washington Mutual Investors FundSM (a)		BlackRock Basic Value V.I. Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,816	$11,944	$23,975	$30,563	$8	$405
Net realized gain (loss)	49,657	8,898	57,795	31,036	6,080	914
Change in unrealized gain (loss)	(71,305)	43,681	1,440,971	358,223	2,054	(38)
Net increase (decrease) in net assets from operations	(19,832)	64,523	1,522,741	419,822	8,142	1,281
From contract transactions:
Net purchase payments	10,418	82,790	1,064,960	759,612	—	—
Terminations and withdrawals	(6,443)	(3,233)	(69,874)	(60,400)	—	—
Contract benefits	—	—	(32,309)	—	(12,792)	—
Contract charges	(804)	(638)	(22,664)	(14,788)	(6)	(9)
Net transfers between Sub-Accounts	(14,283)	368,813	89,032	(31,341)	(807)	485
Other transfers from (to) the General Account	—	—	(2)	4,044	—	—
Net increase (decrease) in net assets from Contract transactions	(11,112)	447,732	1,029,143	657,127	(13,605)	476
Net increase (decrease) in net assets	(30,944)	512,255	2,551,884	1,076,949	(5,463)	1,757
Net assets:
Beginning of year	1,193,023	680,768	5,392,371	4,315,422	46,383	44,626
End of year	$1,162,079	$1,193,023	$7,944,255	$5,392,371	$40,920	$46,383

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	BlackRock Capital Appreciation V.I. Fund		BlackRock Equity Dividend V.I. Fund		BlackRock Global Allocation V.I. Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(20,730)	$(16,501)	$12,902	$28,536	$3,693	$19,467
Net realized gain (loss)	625,117	222,879	403,245	74,128	877,423	307,222
Change in unrealized gain (loss)	(122,307)	503,601	38,697	(63,077)	(610,178)	473,771
Net increase (decrease) in net assets from operations	482,080	709,979	454,844	39,587	270,938	800,460
From contract transactions:
Net purchase payments	19,154	60	—	—	60	18,060
Terminations and withdrawals	(494,338)	(249,698)	(387,968)	(214,731)	(532,782)	(428,148)
Contract benefits	(24,314)	—	(6,928)	(47,699)	(16,589)	—
Contract charges	(23,342)	(23,589)	(27,505)	(30,344)	(33,316)	(34,771)
Net transfers between Sub-Accounts	(25,194)	50,364	(49,451)	(126,210)	529,586	(229,235)
Other transfers from (to) the General Account	(10)	(508)	2,065	333	609	(250)
Net increase (decrease) in net assets from Contract transactions	(548,044)	(223,371)	(469,787)	(418,651)	(52,432)	(674,344)
Net increase (decrease) in net assets	(65,964)	486,608	(14,943)	(379,064)	218,506	126,116
Net assets:
Beginning of year	2,414,894	1,928,286	2,470,632	2,849,696	4,500,940	4,374,824
End of year	$2,348,930	$2,414,894	$2,455,689	$2,470,632	$4,719,446	$4,500,940

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	BlackRock High Yield V.I. Fund		BlackRock Managed Volatility V.I. Fund		BlackRock S&P 500 Index V.I. Fund Class II
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$55,005	$49,061	$(26,975)	$539,036	$16,509	$42,212
Net realized gain (loss)	15,153	(2,961)	(112,675)	(198,707)	613,921	427,014
Change in unrealized gain (loss)	(2,356)	33,004	88,512	88,673	1,038,593	379,309
Net increase (decrease) in net assets from operations	67,802	79,104	(51,138)	429,002	1,669,023	848,535
From contract transactions:
Net purchase payments	47,876	69,392	197,523	164,447	428,171	501,082
Terminations and withdrawals	(192,611)	(35,311)	(2,151,220)	(2,433,891)	(71,589)	(34,208)
Contract benefits	(34,925)	(19,288)	(201,717)	(158,212)	—	(24,083)
Contract charges	(6,523)	(5,731)	(494,938)	(545,457)	(7,440)	(7,485)
Net transfers between Sub-Accounts	274,321	266,570	1,539,252	2,059,948	(226,432)	(449,792)
Other transfers from (to) the General Account	50	(28)	513	1,586	272	48
Net increase (decrease) in net assets from Contract transactions	88,188	275,604	(1,110,587)	(911,579)	122,982	(14,438)
Net increase (decrease) in net assets	155,990	354,708	(1,161,725)	(482,577)	1,792,005	834,097
Net assets:
Beginning of year	1,480,266	1,125,558	19,329,094	19,811,671	6,169,510	5,335,413
End of year	$1,636,256	$1,480,266	$18,167,369	$19,329,094	$7,961,515	$6,169,510

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	BlackRock S&P 500 Index V.I. Fund Class III		BlackRock Total Return V.I. Fund		BlackRock U.S. Government Bond V.I. Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$4,229	$21,620	$5,770	$13,195	$(673)	$5,150
Net realized gain (loss)	520,367	314,384	193	87,763	(9,401)	5,112
Change in unrealized gain (loss)	295,299	264,991	(46,958)	304	(22,972)	25,816
Net increase (decrease) in net assets from operations	819,895	600,995	(40,995)	101,262	(33,046)	36,078
From contract transactions:
Net purchase payments	65,252	8,750	—	20,000	—	—
Terminations and withdrawals	(596,982)	(644,906)	(39,545)	(47,921)	(39,104)	(75,956)
Contract benefits	(222,523)	(15,344)	—	—	—	—
Contract charges	(57,158)	(59,299)	(10,788)	(11,384)	(6,114)	(6,842)
Net transfers between Sub-Accounts	(146,978)	638,868	(443,390)	355,040	(348,900)	841,923
Other transfers from (to) the General Account	(761)	(1,032)	1	(19)	—	181
Net increase (decrease) in net assets from Contract transactions	(959,150)	(72,963)	(493,722)	315,716	(394,118)	759,306
Net increase (decrease) in net assets	(139,255)	528,032	(534,717)	416,978	(427,164)	795,384
Net assets:
Beginning of year	3,470,604	2,942,572	1,744,987	1,328,009	1,292,405	497,021
End of year	$3,331,349	$3,470,604	$1,210,270	$1,744,987	$865,241	$1,292,405

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Calvert VP EAFE International Index Portfolio		Calvert VP Investment Grade Bond Index Portfolio		Calvert VP Nasdaq 100 Index Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$9,832	$20,842	$5,182	$6,353	$(32,140)	$(19,548)
Net realized gain (loss)	102,512	(1,175)	357	621	354,776	447,884
Change in unrealized gain (loss)	(21,298)	40,376	(17,148)	12,442	565,362	868,925
Net increase (decrease) in net assets from operations	91,046	60,043	(11,609)	19,416	887,998	1,297,261
From contract transactions:
Net purchase payments	—	—	—	28,258	92,745	163,583
Terminations and withdrawals	(7,300)	(1,607)	(3,910)	(3,192)	(176,222)	(60,504)
Contract benefits	—	—	—	—	—	—
Contract charges	(2,689)	(2,899)	(823)	(830)	(27,069)	(20,325)
Net transfers between Sub-Accounts	(649,128)	2,422	9,411	15,893	114,858	(306,645)
Other transfers from (to) the General Account	(1)	7	(2)	(2)	144	(103)
Net increase (decrease) in net assets from Contract transactions	(659,118)	(2,077)	4,676	40,127	4,456	(223,994)
Net increase (decrease) in net assets	(568,072)	57,966	(6,933)	59,543	892,454	1,073,267
Net assets:
Beginning of year	933,964	875,998	380,930	321,387	3,532,043	2,458,776
End of year	$365,892	$933,964	$373,997	$380,930	$4,424,497	$3,532,043

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Calvert VP Russell 2000® Small Cap Index Portfolio		Calvert VP S&P MidCap 400 Index Portfolio		Delaware Ivy VIP Core Equity (a)
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(2,588)	$3,645	$678	$5,869	$(53)	$(40)
Net realized gain (loss)	106,453	86,371	100,142	38,060	500	454
Change in unrealized gain (loss)	177,205	237,041	288,487	145,222	2,320	1,278
Net increase (decrease) in net assets from operations	281,070	327,057	389,307	189,151	2,767	1,692
From contract transactions:
Net purchase payments	16,517	43,702	17,250	89,302	—	—
Terminations and withdrawals	(19,595)	(19,705)	(12,970)	(18,542)	—	—
Contract benefits	(14,878)	—	—	—	—	—
Contract charges	(6,520)	(5,114)	(4,652)	(4,119)	(5)	(11)
Net transfers between Sub-Accounts	(155,385)	(197,090)	(171,839)	(185,732)	(108)	192
Other transfers from (to) the General Account	(22)	26	39	14	—	—
Net increase (decrease) in net assets from Contract transactions	(179,883)	(178,181)	(172,172)	(119,077)	(113)	181
Net increase (decrease) in net assets	101,187	148,876	217,135	70,074	2,654	1,873
Net assets:
Beginning of year	2,114,831	1,965,955	1,688,355	1,618,281	10,068	8,195
End of year	$2,216,018	$2,114,831	$1,905,490	$1,688,355	$12,722	$10,068

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Delaware Ivy VIP International Core Equity (a)		Delaware Ivy VIP Securian Real Estate Securities (a)		Delaware Ivy VIP Value (a)
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$806	$18,400	$(28)	$230	$59	$48
Net realized gain (loss)	25,319	(6,549)	1,291	1,278	10	196
Change in unrealized gain (loss)	176,264	73,266	12,477	(3,348)	1,650	(192)
Net increase (decrease) in net assets from operations	202,389	85,117	13,740	(1,840)	1,719	52
From contract transactions:
Net purchase payments	—	—	5,622	—	—	—
Terminations and withdrawals	(93,803)	(34,522)	—	(4,683)	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(12,649)	(9,982)	(175)	(141)	—	(4)
Net transfers between Sub-Accounts	51,954	1,829	(4,127)	3,801	—	—
Other transfers from (to) the General Account	93	(24)	—	—	—	—
Net increase (decrease) in net assets from Contract transactions	(54,405)	(42,699)	1,320	(1,023)	—	(4)
Net increase (decrease) in net assets	147,984	42,418	15,060	(2,863)	1,719	48
Net assets:
Beginning of year	1,568,555	1,526,137	33,176	36,039	5,754	5,706
End of year	$1,716,539	$1,568,555	$48,236	$33,176	$7,473	$5,754

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	DFA VA Global Bond Portfolio		DFA VA International Value Portfolio		DFA VA US Large Value Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,732)	$(4,483)	$5,728	$2,517	$2,373	$4,304
Net realized gain (loss)	(196)	(937)	4,048	(19,363)	19,613	(12,417)
Change in unrealized gain (loss)	(4,286)	5,812	31,658	(6,777)	119,004	(17,697)
Net increase (decrease) in net assets from operations	(6,214)	392	41,434	(23,623)	140,990	(25,810)
From contract transactions:
Net purchase payments	17,250	—	—	—	83,671	77,219
Terminations and withdrawals	—	(6,202)	—	(4,662)	(529)	(6,839)
Contract benefits	—	(49,493)	—	(34,203)	—	(42,039)
Contract charges	(120)	(132)	(23)	(52)	(451)	(246)
Net transfers between Sub-Accounts	(68,188)	(23,663)	(73,409)	(18,905)	(87,032)	(22,924)
Other transfers from (to) the General Account	—	—	—	1	(136)	1
Net increase (decrease) in net assets from Contract transactions	(51,058)	(79,490)	(73,432)	(57,821)	(4,477)	5,172
Net increase (decrease) in net assets	(57,272)	(79,098)	(31,998)	(81,444)	136,513	(20,638)
Net assets:
Beginning of year	303,790	382,888	262,538	343,982	532,149	552,787
End of year	$246,518	$303,790	$230,540	$262,538	$668,662	$532,149

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	DFA VA US Targeted Value Portfolio		FT VIP Franklin Global Real Estate VIP Fund		FT VIP Franklin Income VIP Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(293)	$734	$127	$1,373	$145,366	$233,455
Net realized gain (loss)	36,046	(28,413)	9,699	5,847	12,233	(241,023)
Change in unrealized gain (loss)	43,670	12,857	6,806	(9,719)	409,659	(154,925)
Net increase (decrease) in net assets from operations	79,423	(14,822)	16,632	(2,499)	567,258	(162,493)
From contract transactions:
Net purchase payments	—	15,000	32,876	—	4,846	36,000
Terminations and withdrawals	—	(6,193)	(75,552)	(5,945)	(162,665)	(1,168,114)
Contract benefits	—	(34,771)	—	—	(3,828)	(41,344)
Contract charges	(101)	(98)	(288)	(309)	(15,164)	(16,518)
Net transfers between Sub-Accounts	(103,887)	(26,603)	(10,654)	16,609	(9,603)	(103,553)
Other transfers from (to) the General Account	—	1	97	—	3	(10,182)
Net increase (decrease) in net assets from Contract transactions	(103,988)	(52,664)	(53,521)	10,355	(186,411)	(1,303,711)
Net increase (decrease) in net assets	(24,565)	(67,486)	(36,889)	7,856	380,847	(1,466,204)
Net assets:
Beginning of year	227,338	294,824	76,722	68,866	3,698,060	5,164,264
End of year	$202,773	$227,338	$39,833	$76,722	$4,078,907	$3,698,060

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	FT VIP Franklin Mutual Global Discovery VIP Fund		FT VIP Franklin Mutual Shares VIP Fund		FT VIP Franklin Rising Dividends VIP Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$845	$530	$34,752	$35,066	$1,115	$8,566
Net realized gain (loss)	(17)	662	(4,540)	(13,011)	317,370	130,816
Change in unrealized gain (loss)	7,925	(4,074)	281,858	(138,130)	413,456	231,047
Net increase (decrease) in net assets from operations	8,753	(2,882)	312,070	(116,075)	731,941	370,429
From contract transactions:
Net purchase payments	—	—	360	360	36,217	67,482
Terminations and withdrawals	—	—	(84,817)	(221,452)	(887,571)	(144,662)
Contract benefits	—	—	(42,180)	—	(21,397)	—
Contract charges	(161)	(125)	(32,511)	(35,401)	(25,887)	(25,171)
Net transfers between Sub-Accounts	—	—	(84,051)	59,171	271,961	(18,997)
Other transfers from (to) the General Account	—	—	182	(2,065)	(3,432)	162
Net increase (decrease) in net assets from Contract transactions	(161)	(125)	(243,017)	(199,387)	(630,109)	(121,186)
Net increase (decrease) in net assets	8,592	(3,007)	69,053	(315,462)	101,832	249,243
Net assets:
Beginning of year	49,226	52,233	1,808,426	2,123,888	2,850,965	2,601,722
End of year	$57,818	$49,226	$1,877,479	$1,808,426	$2,952,797	$2,850,965

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	FT VIP Franklin Small Cap Value VIP Fund		FT VIP Franklin Strategic Income VIP Fund		FT VIP Templeton Foreign Securities Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$18	$6,844	$36,861	$61,292	$7,843	$20,464
Net realized gain (loss)	61,420	(2,303)	(16,887)	(20,933)	1,694	(14,874)
Change in unrealized gain (loss)	294,248	69,733	(2,301)	(13,978)	23,015	(15,829)
Net increase (decrease) in net assets from operations	355,686	74,274	17,673	26,381	32,552	(10,239)
From contract transactions:
Net purchase payments	60	18,060	20,836	96,596	31,494	17,563
Terminations and withdrawals	(225,181)	(82,139)	(205,289)	(147,987)	(87,720)	(16,348)
Contract benefits	(16,458)	(12,126)	(7,997)	(11,604)	—	(10,965)
Contract charges	(12,089)	(13,007)	(9,712)	(9,603)	(14,055)	(14,145)
Net transfers between Sub-Accounts	(82,699)	(12,179)	(173,534)	389,768	49,181	48,974
Other transfers from (to) the General Account	61	(524)	136	(204)	105	106
Net increase (decrease) in net assets from Contract transactions	(336,306)	(101,915)	(375,560)	316,966	(20,995)	25,185
Net increase (decrease) in net assets	19,380	(27,641)	(357,887)	343,347	11,557	14,946
Net assets:
Beginning of year	1,558,392	1,586,033	1,837,694	1,494,347	971,445	956,499
End of year	$1,577,772	$1,558,392	$1,479,807	$1,837,694	$983,002	$971,445

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	FT VIP Templeton Global Bond Securities Fund		FT VIP Templeton Growth Securities Fund		Global Atlantic American Funds® Managed Risk Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(30,648)	$256,532	$1,595	$18,305	$750,455	$1,441,989
Net realized gain (loss)	(71,131)	(119,867)	(8,746)	(50,411)	5,084,247	9,830,937
Change in unrealized gain (loss)	(98,425)	(392,145)	42,170	71,876	17,076,857	9,024,732
Net increase (decrease) in net assets from operations	(200,204)	(255,480)	35,019	39,770	22,911,559	20,297,658
From contract transactions:
Net purchase payments	28,127	10,259	180	180	562,947	830,105
Terminations and withdrawals	(243,231)	(415,576)	(54,632)	(69,803)	(17,170,812)	(11,888,846)
Contract benefits	(27,467)	—	(31,356)	—	(2,496,562)	(2,333,918)
Contract charges	(18,609)	(22,743)	(20,107)	(22,434)	(5,453,212)	(5,483,112)
Net transfers between Sub-Accounts	222,525	(119,510)	26,792	(22,776)	2,449,755	(525,696)
Other transfers from (to) the General Account	15	(182)	204	(765)	(10,763)	3,042
Net increase (decrease) in net assets from Contract transactions	(38,640)	(547,752)	(78,919)	(115,598)	(22,118,647)	(19,398,425)
Net increase (decrease) in net assets	(238,844)	(803,232)	(43,900)	(75,828)	792,912	899,233
Net assets:
Beginning of year	3,418,681	4,221,913	854,630	930,458	231,782,971	230,883,738
End of year	$3,179,837	$3,418,681	$810,730	$854,630	$232,575,883	$231,782,971

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Global Atlantic Balanced Managed Risk Portfolio (b)		Global Atlantic Blackrock Selects Managed Risk Portfolio		Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$83,615	$653,090	$1,322,747	$1,749,399	$(108,720)	$1,421,789
Net realized gain (loss)	4,510,502	2,820,865	5,314,842	1,271,815	11,514,566	7,723,864
Change in unrealized gain (loss)	2,800,179	2,660,802	15,298,786	18,886,798	29,842,153	7,338,995
Net increase (decrease) in net assets from operations	7,394,296	6,134,757	21,936,375	21,908,012	41,247,999	16,484,648
From contract transactions:
Net purchase payments	390,920	355,329	1,305,814	841,028	1,118,603	1,198,844
Terminations and withdrawals	(6,942,884)	(4,369,079)	(19,831,960)	(13,204,633)	(22,644,405)	(19,393,031)
Contract benefits	(1,407,143)	(1,235,722)	(3,024,179)	(2,808,216)	(3,446,558)	(2,795,232)
Contract charges	(2,385,349)	(2,095,722)	(5,889,218)	(6,110,882)	(6,782,086)	(7,035,326)
Net transfers between Sub-Accounts	39,577,605	588,846	(667,671)	(2,638,807)	27,022	(5,617,958)
Other transfers from (to) the General Account	(3,114)	(980)	(10,074)	11,903	12,664	21,569
Net increase (decrease) in net assets from Contract transactions	29,230,035	(6,757,328)	(28,117,288)	(23,909,607)	(31,714,760)	(33,621,134)
Net increase (decrease) in net assets	36,624,331	(622,571)	(6,180,913)	(2,001,595)	9,533,239	(17,136,486)
Net assets:
Beginning of year	82,783,464	83,406,035	241,795,408	243,797,003	275,123,900	292,260,386
End of year	$119,407,795	$82,783,464	$235,614,495	$241,795,408	$284,657,139	$275,123,900

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio (b)		Global Atlantic Growth Managed Risk Portfolio		Global Atlantic Moderate Growth Managed Risk Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(174,950)	$42,868	$(348,470)	$2,388,841	$180,458	$997,395
Net realized gain (loss)	7,461,062	1,368,462	15,336,198	6,863,776	5,210,947	4,015,219
Change in unrealized gain (loss)	(4,680,335)	1,614,390	38,784,206	13,611,318	9,606,054	4,529,326
Net increase (decrease) in net assets from operations	2,605,777	3,025,720	53,771,934	22,863,935	14,997,459	9,541,940
From contract transactions:
Net purchase payments	158,012	431,095	684,994	2,051,438	675,371	567,055
Terminations and withdrawals	(1,165,865)	(4,272,412)	(35,224,155)	(22,933,217)	(10,330,580)	(6,934,543)
Contract benefits	(99,889)	(169,695)	(3,888,543)	(3,041,651)	(1,467,193)	(1,620,080)
Contract charges	(564,709)	(909,012)	(10,265,484)	(10,572,681)	(3,397,782)	(3,473,139)
Net transfers between Sub-Accounts	(36,084,929)	4,455,014	(3,085,126)	(7,601,849)	(483,531)	(126,806)
Other transfers from (to) the General Account	375	5,849	9,027	14,080	1,818	(3,799)
Net increase (decrease) in net assets from Contract transactions	(37,757,005)	(459,161)	(51,769,287)	(42,083,880)	(15,001,897)	(11,591,312)
Net increase (decrease) in net assets	(35,151,228)	2,566,559	2,002,647	(19,219,945)	(4,438)	(2,049,372)
Net assets:
Beginning of year	35,151,228	32,584,669	412,251,295	431,471,240	141,169,989	143,219,361
End of year	$—	$35,151,228	$414,253,942	$412,251,295	$141,165,551	$141,169,989

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Global Atlantic PIMCO Tactical Allocation Portfolio (b)		Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio (b)
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$107,997	$259,532	$394,026	$991,675	$(1,113,374)	$531,403
Net realized gain (loss)	5,626,792	1,458,497	7,192,209	5,224,541	31,857,964	13,678,725
Change in unrealized gain (loss)	(4,081,025)	386,227	5,086,788	(587,136)	19,922,631	28,560,052
Net increase (decrease) in net assets from operations	1,653,764	2,104,256	12,673,023	5,629,080	50,667,221	42,770,180
From contract transactions:
Net purchase payments	147,894	288,187	256,382	396,157	1,165,631	1,465,892
Terminations and withdrawals	(1,292,931)	(2,082,864)	(10,946,964)	(7,380,393)	(39,762,016)	(28,162,100)
Contract benefits	(144,745)	(305,371)	(1,004,840)	(1,590,328)	(4,227,933)	(2,579,481)
Contract charges	(439,213)	(676,445)	(2,525,114)	(2,629,051)	(11,102,197)	(10,971,102)
Net transfers between Sub-Accounts	(29,021,234)	2,871,562	(1,006,713)	(723,240)	32,708,123	4,753,559
Other transfers from (to) the General Account	2,035	5,304	(2,631)	21,417	40,036	27,095
Net increase (decrease) in net assets from Contract transactions	(30,748,194)	100,373	(15,229,880)	(11,905,438)	(21,178,356)	(35,466,137)
Net increase (decrease) in net assets	(29,094,430)	2,204,629	(2,556,857)	(6,276,358)	29,488,865	7,304,043
Net assets:
Beginning of year	29,094,430	26,889,801	108,087,109	114,363,467	455,767,858	448,463,815
End of year	$—	$29,094,430	$105,530,252	$108,087,109	$485,256,723	$455,767,858

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Goldman Sachs VIT Core Fixed Income Fund		Goldman Sachs VIT Growth Opportunities Fund		Goldman Sachs VIT High Quality Floating Rate Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(559)	$17,823	$(1,332)	$(703)	$(1,368)	$(538)
Net realized gain (loss)	7,701	21,987	21,466	9,283	(38)	(85)
Change in unrealized gain (loss)	(77,663)	122,109	(7,244)	17,422	(110)	(164)
Net increase (decrease) in net assets from operations	(70,521)	161,919	12,890	26,002	(1,516)	(787)
From contract transactions:
Net purchase payments	—	—	40,602	15,000	16,669	—
Terminations and withdrawals	(26,949)	(40,329)	(1,578)	(1,470)	(3,156)	(2,197)
Contract benefits	—	—	(8,579)	—	(5,274)	—
Contract charges	(15,178)	(15,536)	(133)	(108)	(325)	(291)
Net transfers between Sub-Accounts	(73,603)	10,906	355	(7,738)	7,986	5,311
Other transfers from (to) the General Account	(1)	(108)	—	1	(1)	—
Net increase (decrease) in net assets from Contract transactions	(115,731)	(45,067)	30,667	5,685	15,899	2,823
Net increase (decrease) in net assets	(186,252)	116,852	43,557	31,687	14,383	2,036
Net assets:
Beginning of year	2,130,943	2,014,091	88,999	57,312	130,410	128,374
End of year	$1,944,691	$2,130,943	$132,556	$88,999	$144,793	$130,410

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Goldman Sachs VIT International Equity Insights Fund		Goldman Sachs VIT Mid Cap Value Fund		Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,890	$1,054	$(1,859)	$(888)	$235	$496
Net realized gain (loss)	5,281	(305)	35,884	2,462	(7)	(3,271)
Change in unrealized gain (loss)	10,060	9,022	25,598	12,160	2,482	6,167
Net increase (decrease) in net assets from operations	19,231	9,771	59,623	13,734	2,710	3,392
From contract transactions:
Net purchase payments	20,836	—	—	—	—	—
Terminations and withdrawals	(506)	(508)	(1,214)	(1,132)	—	(5,759)
Contract benefits	—	—	—	—	—	—
Contract charges	(601)	(578)	(495)	(323)	(210)	(286)
Net transfers between Sub-Accounts	3,230	4,418	20,577	4,106	—	(20,008)
Other transfers from (to) the General Account	—	(23)	1	2	(1)	—
Net increase (decrease) in net assets from Contract transactions	22,959	3,309	18,869	2,653	(211)	(26,053)
Net increase (decrease) in net assets	42,190	13,080	78,492	16,387	2,499	(22,661)
Net assets:
Beginning of year	162,877	149,797	196,604	180,217	75,167	97,828
End of year	$205,067	$162,877	$275,096	$196,604	$77,666	$75,167

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Goldman Sachs VIT Small Cap Equity Insights Fund		Goldman Sachs VIT Trend Driven Allocation Fund (a)		Goldman Sachs VIT U.S. Equity Insights Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(5,338)	$(3,686)	$(4,335)	$(3,728)	$(13,683)	$(9,442)
Net realized gain (loss)	165,659	3,601	76,612	(4,139)	799,377	127,110
Change in unrealized gain (loss)	(36,151)	42,210	(6,417)	9,023	(1,545)	287,373
Net increase (decrease) in net assets from operations	124,170	42,125	65,860	1,156	784,149	405,041
From contract transactions:
Net purchase payments	173,185	18,568	—	—	—	—
Terminations and withdrawals	(51,969)	(6,651)	(12,057)	(261,994)	(63,805)	(55,677)
Contract benefits	—	—	—	—	—	—
Contract charges	(1,983)	(1,388)	(2,832)	(4,655)	(24,988)	(19,472)
Net transfers between Sub-Accounts	(8,271)	21,262	157,839	1,925	42,754	(159,100)
Other transfers from (to) the General Account	2	(26)	—	4	(9)	364
Net increase (decrease) in net assets from Contract transactions	110,964	31,765	142,950	(264,720)	(46,048)	(233,885)
Net increase (decrease) in net assets	235,134	73,890	208,810	(263,564)	738,101	171,156
Net assets:
Beginning of year	462,713	388,823	414,316	677,880	2,856,750	2,685,594
End of year	$697,847	$462,713	$623,126	$414,316	$3,594,851	$2,856,750

(a)  Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Hartford Capital Appreciation HLS Fund		Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(15,662)	$(3,773)	$(3,366)	$(448)	$4,637	$21,253
Net realized gain (loss)	252,015	144,295	32,625	(1,134)	198,843	72,186
Change in unrealized gain (loss)	70,747	280,605	102,638	65,343	488,405	91,291
Net increase (decrease) in net assets from operations	307,100	421,127	131,897	63,761	691,885	184,730
From contract transactions:
Net purchase payments	17,190	120	—	—	31,494	17,563
Terminations and withdrawals	(165,111)	(162,015)	(8,121)	(2,820)	(285,706)	(97,020)
Contract benefits	—	(26,707)	—	—	(88,502)	(25,867)
Contract charges	(24,869)	(25,886)	(3,954)	(918)	(31,565)	(27,139)
Net transfers between Sub-Accounts	(70,501)	(121,637)	(5,515)	492,107	(132,014)	368,868
Other transfers from (to) the General Account	(463)	31	—	—	523	(65)
Net increase (decrease) in net assets from Contract transactions	(243,754)	(336,094)	(17,590)	488,369	(505,770)	236,340
Net increase (decrease) in net assets	63,346	85,033	114,307	552,130	186,115	421,070
Net assets:
Beginning of year	2,374,802	2,289,769	552,130	—	2,436,445	2,015,375
End of year	$2,438,148	$2,374,802	$666,437	$552,130	$2,622,560	$2,436,445

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Hartford International Opportunities HLS Fund		Hartford Total Return Bond HLS Fund		Invesco Oppenheimer V.I. International Growth Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,495)	$6,554	$38,873	$71,828	$(2,144)	$(690)
Net realized gain (loss)	31,042	6,426	84,793	42,757	26,635	(3,368)
Change in unrealized gain (loss)	38,344	147,903	(193,842)	112,038	(7,071)	27,984
Net increase (decrease) in net assets from operations	67,891	160,883	(70,176)	226,623	17,420	23,926
From contract transactions:
Net purchase payments	1,094	—	—	176,363	38,355	11,872
Terminations and withdrawals	(32,717)	(70,468)	(218,387)	(396,917)	—	—
Contract benefits	(10,790)	—	(15,979)	(70,721)	—	(34,498)
Contract charges	(11,912)	(11,978)	(21,189)	(21,271)	(121)	(118)
Net transfers between Sub-Accounts	(946)	(24,117)	(351,120)	374,444	(38,216)	901
Other transfers from (to) the General Account	(2)	(1,069)	8	329	(123)	288
Net increase (decrease) in net assets from Contract transactions	(55,273)	(107,632)	(606,667)	62,227	(105)	(21,555)
Net increase (decrease) in net assets	12,618	53,251	(676,843)	288,850	17,315	2,371
Net assets:
Beginning of year	1,033,469	980,218	3,607,953	3,319,103	214,201	211,830
End of year	$1,046,087	$1,033,469	$2,931,110	$3,607,953	$231,516	$214,201

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Invesco V.I. Balanced-Risk Allocation Fund		Invesco V.I. Comstock Fund		Invesco V.I. Core Equity Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$38,748	$185,028	$3,305	$883	$(3,791)	$743
Net realized gain (loss)	57,852	21,045	5,075	1,765	17,753	123,209
Change in unrealized gain (loss)	46,245	(44,445)	114,872	(3,664)	146,520	(56,435)
Net increase (decrease) in net assets from operations	142,845	161,628	123,252	(1,016)	160,482	67,517
From contract transactions:
Net purchase payments	—	—	343,776	9,900	47,241	26,345
Terminations and withdrawals	(84,818)	(1,120,590)	(30,329)	—	(7,048)	(10,397)
Contract benefits	—	(19,603)	—	—	—	—
Contract charges	(12,177)	(18,448)	(8)	—	(9,636)	(8,263)
Net transfers between Sub-Accounts	37,225	(20,185)	—	—	12,639	8,481
Other transfers from (to) the General Account	1	(88)	—	—	—	259
Net increase (decrease) in net assets from Contract transactions	(59,769)	(1,178,914)	313,439	9,900	43,196	16,425
Net increase (decrease) in net assets	83,076	(1,017,286)	436,691	8,884	203,678	83,942
Net assets:
Beginning of year	1,768,621	2,785,907	88,217	79,333	610,837	526,895
End of year	$1,851,697	$1,768,621	$524,908	$88,217	$814,515	$610,837

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Invesco V.I. Discovery Mid Cap Growth Fund (a)		Invesco V.I. Equity and Income Fund		Invesco V.I. Global Fund (a)
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(5,448)	$(3,904)	$4,007	$7,488	$(1,473)	$(692)
Net realized gain (loss)	94,234	34,589	22,004	26,826	17,080	3,582
Change in unrealized gain (loss)	3,389	114,617	87,569	19,470	3,430	24,575
Net increase (decrease) in net assets from operations	92,175	145,302	113,580	53,784	19,037	27,465
From contract transactions:
Net purchase payments	23,281	—	—	—	—	11,872
Terminations and withdrawals	(3,880)	—	(78,257)	(4,286)	—	—
Contract benefits	(36,612)	—	—	—	—	—
Contract charges	(617)	(567)	(3,936)	(3,117)	(10)	(15)
Net transfers between Sub-Accounts	(6,017)	(19,559)	(8,027)	14,132	(41,631)	(5,411)
Other transfers from (to) the General Account	(2)	—	—	1	(1)	517
Net increase (decrease) in net assets from Contract transactions	(23,847)	(20,126)	(90,220)	6,730	(41,642)	6,963
Net increase (decrease) in net assets	68,328	125,176	23,360	60,514	(22,605)	34,428
Net assets:
Beginning of year	527,510	402,334	680,537	620,023	149,041	114,613
End of year	$595,838	$527,510	$703,897	$680,537	$126,436	$149,041

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Invesco V.I. Global Real Estate Fund		Invesco V.I. Government Money Market Fund		Invesco V.I. International Growth Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$5,218	$12,953	$(54,531)	$(29,513)	$4,070	$17,430
Net realized gain (loss)	3,312	3,983	—	—	136,556	45,946
Change in unrealized gain (loss)	68,490	(63,955)	—	—	(71,980)	111,960
Net increase (decrease) in net assets from operations	77,020	(47,019)	(54,531)	(29,513)	68,646	175,336
From contract transactions:
Net purchase payments	—	10,000	116,202	88,140	240	12,956
Terminations and withdrawals	(95,199)	(7,695)	(4,323,491)	(6,638,267)	(92,547)	(52,860)
Contract benefits	—	—	(10,471)	(79,510)	(19,524)	(13,355)
Contract charges	(1,223)	(1,242)	(41,796)	(39,322)	(25,838)	(26,935)
Net transfers between Sub-Accounts	362	29,534	6,270,149	6,361,195	46,456	(10,425)
Other transfers from (to) the General Account	—	30	94	90	1	3,038
Net increase (decrease) in net assets from Contract transactions	(96,060)	30,627	2,010,687	(307,674)	(91,212)	(87,581)
Net increase (decrease) in net assets	(19,040)	(16,392)	1,956,156	(337,187)	(22,566)	87,755
Net assets:
Beginning of year	338,981	355,373	4,732,333	5,069,520	1,454,911	1,367,156
End of year	$319,941	$338,981	$6,688,489	$4,732,333	$1,432,345	$1,454,911

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Invesco V.I. Main Street Mid Cap Fund® (a)		Invesco V.I. Main Street Small Cap Fund® (a)		Invesco V.I. Small Cap Equity Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(6,519)	$(3,557)	$(2,994)	$(1,175)	$(10,044)	$(7,116)
Net realized gain (loss)	(4,298)	134,702	44,383	(3,807)	101,169	64,903
Change in unrealized gain (loss)	185,068	(60,840)	28,914	53,388	104,680	179,181
Net increase (decrease) in net assets from operations	174,251	70,305	70,303	48,406	195,805	236,968
From contract transactions:
Net purchase payments	15,001	120	40,602	11,872	34,628	18,782
Terminations and withdrawals	(106,100)	(78,606)	(1,189)	(1,031)	(207,164)	(92,128)
Contract benefits	(5,487)	(13,091)	—	—	(36,277)	—
Contract charges	(3,689)	(4,097)	(601)	(387)	(8,834)	(7,482)
Net transfers between Sub-Accounts	(36,097)	(29,731)	43,235	23,932	112,635	(39,920)
Other transfers from (to) the General Account	1	15	83	697	(30)	128
Net increase (decrease) in net assets from Contract transactions	(136,371)	(125,390)	82,130	35,083	(105,042)	(120,620)
Net increase (decrease) in net assets	37,880	(55,085)	152,433	83,489	90,763	116,348
Net assets:
Beginning of year	835,834	890,919	291,816	208,327	1,026,447	910,099
End of year	$873,714	$835,834	$444,249	$291,816	$1,117,210	$1,026,447

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Lord Abbett Bond Debenture Portfolio		Lord Abbett Fundamental Equity Portfolio		Lord Abbett Growth Opportunities Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$94,916	$123,332	$231	$7,328	$(12,163)	$(10,208)
Net realized gain (loss)	120,060	(63,117)	100,315	(36,693)	398,976	166,976
Change in unrealized gain (loss)	(105,081)	186,975	292,883	88,699	(295,383)	290,209
Net increase (decrease) in net assets from operations	109,895	247,190	393,429	59,334	91,430	446,977
From contract transactions:
Net purchase payments	396,075	265,341	480	19,554	—	40,000
Terminations and withdrawals	(545,467)	(93,701)	(125,481)	(70,354)	(372,833)	(99,034)
Contract benefits	(157,770)	(91,473)	(42,443)	(3,502)	(108,447)	—
Contract charges	(24,875)	(20,529)	(25,866)	(26,552)	(8,456)	(7,987)
Net transfers between Sub-Accounts	313,707	328,437	(201,406)	148,148	(18,198)	36,237
Other transfers from (to) the General Account	17	(164)	(223)	(93)	(3,462)	16
Net increase (decrease) in net assets from Contract transactions	(18,313)	387,911	(394,939)	67,201	(511,396)	(30,768)
Net increase (decrease) in net assets	91,582	635,101	(1,510)	126,535	(419,966)	416,209
Net assets:
Beginning of year	4,312,528	3,677,427	1,681,110	1,554,575	1,604,854	1,188,645
End of year	$4,404,110	$4,312,528	$1,679,600	$1,681,110	$1,184,888	$1,604,854

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Lord Abbett Mid Cap Stock Portfolio		Lord Abbett Short Duration Income Portfolio		MFS® Blended Research® Core Equity Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,203)	$82	$23,237	$26,492	$(70)	$443
Net realized gain (loss)	38,499	(340)	54	2,282	10,679	4,493
Change in unrealized gain (loss)	25,498	1,557	(29,506)	8,975	23,608	8,458
Net increase (decrease) in net assets from operations	62,794	1,299	(6,215)	37,749	34,217	13,394
From contract transactions:
Net purchase payments	181,185	4,586	196,919	79,920	20,836	46,166
Terminations and withdrawals	(15,688)	(995)	(1,365)	(8,347)	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(70)	(54)	(6,541)	(4,985)	(123)	(51)
Net transfers between Sub-Accounts	(7,752)	1,564	5,675	189,034	36,079	—
Other transfers from (to) the General Account	—	1	37	—	6	—
Net increase (decrease) in net assets from Contract transactions	157,675	5,102	194,725	255,622	56,798	46,115
Net increase (decrease) in net assets	220,469	6,401	188,510	293,371	91,015	59,509
Net assets:
Beginning of year	82,600	76,199	1,554,999	1,261,628	97,025	37,516
End of year	$303,069	$82,600	$1,743,509	$1,554,999	$188,040	$97,025

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	MFS® Blended Research® Small Cap Equity Portfolio		MFS® Global Real Estate Portfolio		MFS® Growth Series
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(952)	$(899)	$105	$4,022	$(53,470)	$(46,345)
Net realized gain (loss)	7,297	21,796	1,864	2,325	1,280,064	896,129
Change in unrealized gain (loss)	85,374	(12,852)	38,910	(5,344)	70,733	688,091
Net increase (decrease) in net assets from operations	91,719	8,045	40,879	1,003	1,297,327	1,537,875
From contract transactions:
Net purchase payments	31,917	34,696	—	—	34,922	217,955
Terminations and withdrawals	(743)	(365)	—	(13,701)	(778,136)	(385,745)
Contract benefits	(7,035)	—	—	—	(46,690)	(115,242)
Contract charges	(374)	(285)	(468)	(395)	(40,860)	(43,686)
Net transfers between Sub-Accounts	(13,893)	9,731	(3,834)	19,075	(102,325)	(391,470)
Other transfers from (to) the General Account	(16)	5	—	—	319	1,962
Net increase (decrease) in net assets from Contract transactions	9,856	43,782	(4,302)	4,979	(932,770)	(716,226)
Net increase (decrease) in net assets	101,575	51,827	36,577	5,982	364,557	821,649
Net assets:
Beginning of year	344,341	292,514	143,337	137,355	6,069,920	5,248,271
End of year	$445,916	$344,341	$179,914	$143,337	$6,434,477	$6,069,920

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	MFS® International Intrinsic Value Portfolio		MFS® Investors Trust Series		MFS® Mid Cap Growth Series
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(11,333)	$(781)	$(2,308)	$(1,949)	$(2,934)	$(2,145)
Net realized gain (loss)	75,737	91,588	83,181	27,198	78,893	24,099
Change in unrealized gain (loss)	69,665	133,790	69,599	50,869	(38,317)	53,363
Net increase (decrease) in net assets from operations	134,069	224,597	150,472	76,118	37,642	75,317
From contract transactions:
Net purchase payments	—	—	—	—	58,267	14,950
Terminations and withdrawals	(56,984)	(218,215)	(119,635)	(23,696)	(51,230)	—
Contract benefits	(9,957)	(15,504)	(19,382)	—	—	(12,846)
Contract charges	(7,678)	(7,912)	(4,016)	(4,395)	(682)	(529)
Net transfers between Sub-Accounts	46,722	30,718	(54,330)	(6,253)	(9,509)	(2,655)
Other transfers from (to) the General Account	9	941	(1)	(41)	(32)	692
Net increase (decrease) in net assets from Contract transactions	(27,888)	(209,972)	(197,364)	(34,385)	(3,186)	(388)
Net increase (decrease) in net assets	106,181	14,625	(46,892)	41,733	34,456	74,929
Net assets:
Beginning of year	1,442,113	1,427,488	650,208	608,475	296,371	221,442
End of year	$1,548,294	$1,442,113	$603,316	$650,208	$330,827	$296,371

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	MFS® Mid Cap Value Portfolio		MFS® New Discovery Series		MFS® Research International Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,744)	$(28)	$(17,478)	$(13,880)	$(253)	$334
Net realized gain (loss)	37,579	26,554	595,129	231,638	4,492	2,169
Change in unrealized gain (loss)	335,449	(16,465)	(491,582)	556,933	3,325	7,250
Net increase (decrease) in net assets from operations	369,284	10,061	86,069	774,691	7,564	9,753
From contract transactions:
Net purchase payments	33,396	3,078	4,120	51,478	—	59,091
Terminations and withdrawals	(67,386)	(19,303)	(647,014)	(148,634)	(2,696)	—
Contract benefits	(13,361)	(20,579)	(8,816)	(1,159)	—	—
Contract charges	(10,349)	(7,482)	(18,398)	(17,275)	—	(20)
Net transfers between Sub-Accounts	131,321	(51,399)	(48,504)	(375)	—	(17,927)
Other transfers from (to) the General Account	64	84	(3,594)	153	22	—
Net increase (decrease) in net assets from Contract transactions	73,685	(95,601)	(722,206)	(115,812)	(2,674)	41,144
Net increase (decrease) in net assets	442,969	(85,540)	(636,137)	658,879	4,890	50,897
Net assets:
Beginning of year	1,242,698	1,328,238	2,389,383	1,730,504	74,871	23,974
End of year	$1,685,667	$1,242,698	$1,753,246	$2,389,383	$79,761	$74,871

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	MFS® Total Return Bond Series		MFS® Utilities Series		MFS® Value Series
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,887	$2,689	$1,678	$1,568	$5,890	$8,602
Net realized gain (loss)	739	85	18,552	5,010	131,598	102,151
Change in unrealized gain (loss)	(5,392)	4,747	17,373	(2,255)	275,234	(60,511)
Net increase (decrease) in net assets from operations	(2,766)	7,521	37,603	4,323	412,722	50,242
From contract transactions:
Net purchase payments	—	13,982	173,185	4,586	14,881	—
Terminations and withdrawals	(46,705)	136	(47,327)	(17,897)	(233,512)	(76,008)
Contract benefits	—	—	(13,013)	—	—	(44,731)
Contract charges	(353)	(275)	(289)	(225)	(38,201)	(39,511)
Net transfers between Sub-Accounts	6,351	3,121	(1,281)	5,033	(129,489)	(340,923)
Other transfers from (to) the General Account	36	—	(230)	11	357	87
Net increase (decrease) in net assets from Contract transactions	(40,671)	16,964	111,045	(8,492)	(385,964)	(501,086)
Net increase (decrease) in net assets	(43,437)	24,485	148,648	(4,169)	26,758	(450,844)
Net assets:
Beginning of year	127,134	102,649	152,310	156,479	1,863,292	2,314,136
End of year	$83,697	$127,134	$300,958	$152,310	$1,890,050	$1,863,292

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	PIMCO All Asset Portfolio		PIMCO CommodityRealReturn® Strategy Portfolio		PIMCO Dynamic Bond Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$21,668	$8,615	$2,366	$6,104	$1,105	$1,571
Net realized gain (loss)	2,652	(80)	10,059	(6,322)	1,702	(32)
Change in unrealized gain (loss)	5,968	4,447	22,095	(1,872)	(2,640)	2,163
Net increase (decrease) in net assets from operations	30,288	12,982	34,520	(2,090)	167	3,702
From contract transactions:
Net purchase payments	—	—	—	—	60,048	5,571
Terminations and withdrawals	(26,585)	(1,772)	(75,068)	(14,600)	(4,752)	—
Contract benefits	—	(41,890)	(5,343)	—	(17,030)	—
Contract charges	(1,039)	(1,174)	(290)	(303)	(134)	(119)
Net transfers between Sub-Accounts	4,540	5,456	(7,403)	4,478	1,362	73
Other transfers from (to) the General Account	259	(3)	—	—	27	—
Net increase (decrease) in net assets from Contract transactions	(22,825)	(39,383)	(88,104)	(10,425)	39,521	5,525
Net increase (decrease) in net assets	7,463	(26,401)	(53,584)	(12,515)	39,688	9,227
Net assets:
Beginning of year	214,880	241,281	129,630	142,145	99,284	90,057
End of year	$222,343	$214,880	$76,046	$129,630	$138,972	$99,284

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	PIMCO Emerging Markets Bond Portfolio		PIMCO Global Core Asset Allocation Portfolio		PIMCO High Yield Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$6,996	$7,184	$403	$1,894	$2,767	$2,676
Net realized gain (loss)	116	(509)	3,695	540	11	(38)
Change in unrealized gain (loss)	(13,206)	4,383	(427)	1,890	(803)	744
Net increase (decrease) in net assets from operations	(6,094)	11,058	3,671	4,324	1,975	3,382
From contract transactions:
Net purchase payments	14,881	8,389	—	—	9,692	—
Terminations and withdrawals	(73,215)	(11,655)	—	—	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(868)	(833)	—	—	—	—
Net transfers between Sub-Accounts	19,027	3,848	—	—	1,034	869
Other transfers from (to) the General Account	32	1	—	—	(1)	—
Net increase (decrease) in net assets from Contract transactions	(40,143)	(250)	—	—	10,725	869
Net increase (decrease) in net assets	(46,237)	10,808	3,671	4,324	12,700	4,251
Net assets:
Beginning of year	213,993	203,185	32,440	28,116	78,262	74,011
End of year	$167,756	$213,993	$36,111	$32,440	$90,962	$78,262

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)		PIMCO Real Return Portfolio		PIMCO StocksPLUS® Global Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$2,211	$21,891	$3,649	$255	$(5,517)	$2,891
Net realized gain (loss)	3,568	(33)	261	45	79,810	24,110
Change in unrealized gain (loss)	(19,370)	(2,454)	42	4,827	56,141	65,771
Net increase (decrease) in net assets from operations	(13,591)	19,404	3,952	5,127	130,434	92,772
From contract transactions:
Net purchase payments	—	—	40,602	—	—	—
Terminations and withdrawals	(5,033)	(7,603)	(1,785)	—	(58,240)	(190,293)
Contract benefits	—	—	—	—	(19,296)	—
Contract charges	(3,156)	(3,173)	(204)	(217)	(17,982)	(21,260)
Net transfers between Sub-Accounts	(15,393)	—	—	—	(53,001)	(12,351)
Other transfers from (to) the General Account	1	4	1	—	(27)	(625)
Net increase (decrease) in net assets from Contract transactions	(23,581)	(10,772)	38,614	(217)	(148,546)	(224,529)
Net increase (decrease) in net assets	(37,172)	8,632	42,566	4,910	(18,112)	(131,757)
Net assets:
Beginning of year	460,285	451,653	53,001	48,091	765,169	896,926
End of year	$423,113	$460,285	$95,567	$53,001	$747,057	$765,169

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	PIMCO Total Return Portfolio		Putnam VT Global Asset Allocation Fund		Putnam VT Growth Opportunities Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$26,057	$40,276	$(61)	$134	$(12,272)	$(10,258)
Net realized gain (loss)	161,472	101,812	514	300	376,520	153,478
Change in unrealized gain (loss)	(285,423)	134,154	1,874	1,393	(61,943)	297,722
Net increase (decrease) in net assets from operations	(97,894)	276,242	2,327	1,827	302,305	440,942
From contract transactions:
Net purchase payments	106,182	75,465	—	—	360	13,076
Terminations and withdrawals	(281,129)	(414,510)	—	—	(354,669)	(57,599)
Contract benefits	(13,283)	—	—	—	(10,873)	(2,315)
Contract charges	(21,370)	(26,650)	—	—	(18,506)	(19,620)
Net transfers between Sub-Accounts	(738,157)	1,323,423	—	—	(252,654)	195,850
Other transfers from (to) the General Account	(709)	(955)	—	—	(18)	14
Net increase (decrease) in net assets from Contract transactions	(948,466)	956,773	—	—	(636,360)	129,406
Net increase (decrease) in net assets	(1,046,360)	1,233,015	2,327	1,827	(334,055)	570,348
Net assets:
Beginning of year	4,694,782	3,461,767	18,153	16,326	1,734,158	1,163,810
End of year	$3,648,422	$4,694,782	$20,480	$18,153	$1,400,103	$1,734,158

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Putnam VT Income Fund		Putnam VT International Value Fund		Putnam VT Large Cap Value Fund (a)
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$13,073	$95,033	$676	$798	$9,547	$19,762
Net realized gain (loss)	106,908	18,542	5,119	710	168,739	181,729
Change in unrealized gain (loss)	(255,898)	(20,328)	3,841	2,654	384,889	(103,134)
Net increase (decrease) in net assets from operations	(135,917)	93,247	9,636	4,162	563,175	98,357
From contract transactions:
Net purchase payments	5,186	9,172	34,922	9,788	41,912	117,593
Terminations and withdrawals	(33,852)	(169,271)	(5,820)	—	(175,277)	(63,946)
Contract benefits	(15,914)	—	(30,045)	—	—	(142,691)
Contract charges	(15,529)	(16,380)	(37)	(23)	(18,037)	(17,584)
Net transfers between Sub-Accounts	115,666	707,945	—	—	(6,909)	(9,435)
Other transfers from (to) the General Account	10	378	—	—	11	768
Net increase (decrease) in net assets from Contract transactions	55,567	531,844	(980)	9,765	(158,300)	(115,295)
Net increase (decrease) in net assets	(80,350)	625,091	8,656	13,927	404,875	(16,938)
Net assets:
Beginning of year	2,512,316	1,887,225	65,090	51,163	2,202,211	2,219,149
End of year	$2,431,966	$2,512,316	$73,746	$65,090	$2,607,086	$2,202,211

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Putnam VT Mortgage Securities Fund		Putnam VT Multi-Asset Absolute Return Fund		Putnam VT Multi-Cap Core Fund
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(2,803)	$1,488	$(171)	$(178)	$(60)	$(9)
Net realized gain (loss)	184	37	(16)	(11)	1,340	443
Change in unrealized gain (loss)	(15,249)	4,483	143	(1,372)	2,697	1,429
Net increase (decrease) in net assets from operations	(17,868)	6,008	(44)	(1,561)	3,977	1,863
From contract transactions:
Net purchase payments	183,219	90,878	—	—	—	—
Terminations and withdrawals	(12,578)	—	—	—	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(82)	(54)	(26)	(28)	—	—
Net transfers between Sub-Accounts	1,435	431	—	—	—	—
Other transfers from (to) the General Account	(12)	1	—	—	1	—
Net increase (decrease) in net assets from Contract transactions	171,982	91,256	(26)	(28)	1	—
Net increase (decrease) in net assets	154,114	97,264	(70)	(1,589)	3,978	1,863
Net assets:
Beginning of year	126,168	28,904	17,212	18,801	13,390	11,527
End of year	$280,282	$126,168	$17,142	$17,212	$17,368	$13,390

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2021 and 2020

	Putnam VT Small Cap Value Fund		Rational Trend Aggregation VA Fund (c)		TOPS® Managed Risk Balanced ETF Portfolio
	2021	2020	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(911)	$506	$(140)	$(114)	$(605)	$320,429
Net realized gain (loss)	3,294	(41,871)	27,633	(14,281)	433,663	304,084
Change in unrealized gain (loss)	113,408	34,474	23,421	16,909	1,523,065	473,387
Net increase (decrease) in net assets from operations	115,791	(6,891)	50,914	2,514	1,956,123	1,097,900
From contract transactions:
Net purchase payments	50,678	2,658	—	—	40,867	41,400
Terminations and withdrawals	(3,880)	—	(89,082)	(30,036)	(3,031,262)	(3,346,775)
Contract benefits	(36,474)	(26,881)	—	—	(855,016)	(248,467)
Contract charges	(312)	(246)	(11,258)	(18,249)	(698,058)	(789,682)
Net transfers between Sub-Accounts	20,274	8,851	(376,780)	6,059	(79,837)	(554,811)
Other transfers from (to) the General Account	(138)	1	600	—	(3,580)	(2,584)
Net increase (decrease) in net assets from Contract transactions	30,148	(15,617)	(476,520)	(42,226)	(4,626,886)	(4,900,919)
Net increase (decrease) in net assets	145,939	(22,508)	(425,606)	(39,712)	(2,670,763)	(3,803,019)
Net assets:
Beginning of year	299,745	322,253	425,606	465,318	27,623,926	31,426,945
End of year	$445,684	$299,745	$—	$425,606	$24,953,163	$27,623,926

(c)  Fund liquidation. See Note 1.
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Years Ended December 31, 2021 and 2020

	TOPS® Managed Risk Growth ETF Portfolio		TOPS® Managed Risk Moderate Growth ETF Portfolio
	2021	2020	2021	2020
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(287,170)	$717,882	$(50,774)	$680,374
Net realized gain (loss)	1,803,961	(492,815)	1,134,832	387,180
Change in unrealized gain (loss)	8,371,322	2,826,531	4,787,639	1,524,649
Net increase (decrease) in net assets from operations	9,888,113	3,051,598	5,871,697	2,592,203
From contract transactions:
Net purchase payments	183,945	92,812	340,259	(76,491)
Terminations and withdrawals	(12,010,512)	(8,130,734)	(6,723,602)	(6,287,036)
Contract benefits	(515,258)	(1,392,719)	(1,190,302)	(494,387)
Contract charges	(2,406,651)	(2,621,770)	(1,605,312)	(1,731,615)
Net transfers between Sub-Accounts	(1,121,903)	(1,127,193)	(459,307)	29,580
Other transfers from (to) the General Account	188	2,200	(3,810)	4,920
Net increase (decrease) in net assets from Contract transactions	(15,870,191)	(13,177,404)	(9,642,074)	(8,555,029)
Net increase (decrease) in net assets	(5,982,078)	(10,125,806)	(3,770,377)	(5,962,826)
Net assets:
Beginning of year	94,870,430	104,996,236	63,492,084	69,454,910
End of year	$88,888,352	$94,870,430	$59,721,707	$63,492,084

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements
December 31, 2021

Note 1 — Organization

Forethought Life Insurance Co Separate Account A ("Forethought Life Insurance Company Separate Account A" or the "Separate Account"), which is a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeRetirement Foundation and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought (the "General Account") those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company. Effective February 1, 2021, GAFG became a majority-owned subsidiary of KKR & Co., Inc.

Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account and the Forethought Variable Insurance Trust (FVIT). Global Atlantic Distributors, LLC, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. One-hundred-thirty Sub-Accounts were offered by the Separate Account during 2021, of which one-hundred-twenty-eight had activity. Two Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2021. The two Sub-Accounts are as follows:

Sub-Accounts With No Activity

Delaware Ivy VIP Asset Strategy

Rational Insider Buying VA Fund

Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in a designated fund (Underlying Fund) as follows:

Underlying Fund	Class	Investment Adviser
AB VPS Growth and Income Portfolio	Class B	AllianceBernstein L.P.
American Century VP Capital Appreciation Fund	Class II	American Century Investment Management, Inc.
American Century VP Disciplined Core Value Fund	Class II	American Century Investment Management, Inc.
American Century VP Growth Fund	Class II	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund	Class II	American Century Investment Management, Inc.
American Century VP Value Fund	Class II	American Century Investment Management, Inc.
American Funds Asset Allocation Fund	Class 4	Capital Research and Management CompanySM
American Funds Capital Income Builder®	Class 4	Capital Research and Management CompanySM
American Funds Capital World Growth and Income Fund	Class 4	Capital Research and Management CompanySM
American Funds Global Growth Fund	Class 4	Capital Research and Management CompanySM
American Funds Growth Fund	Class 4	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Class 4	Capital Research and Management CompanySM
American Funds International Fund	Class 4	Capital Research and Management CompanySM
American Funds Managed Risk Asset Allocation Fund	Class P2	Capital Research and Management CompanySM

Underlying Fund	Class	Investment Adviser
American Funds New World Fund	Class 4	Capital Research and Management CompanySM
American Funds The Bond Fund of America	Class 4	Capital Research and Management CompanySM
American Funds Washington Mutual Investors FundSM	Class 4	Capital Research and Management CompanySM
BlackRock Basic Value V.I. Fund	Class III	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund	Class III	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund	Class III	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund	Class III	BlackRock Advisors, LLC
BlackRock High Yield V.I. Fund	Class III	BlackRock Advisors, LLC
BlackRock Managed Volatility V.I. Fund	Class III	BlackRock Advisors, LLC
BlackRock S&P 500 Index V.I. Fund	Class II	BlackRock Advisors, LLC
BlackRock S&P 500 Index V.I. Fund	Class III	BlackRock Advisors, LLC
BlackRock Total Return V.I. Fund	Class III	BlackRock Advisors, LLC
BlackRock U.S. Government Bond V.I. Fund	Class III	BlackRock Advisors, LLC
Calvert VP EAFE International Index Portfolio	Class F	Calvert Research and Management
Calvert VP Investment Grade Bond Index Portfolio	Class F	Calvert Research and Management
Calvert VP Nasdaq 100 Index Portfolio	Class F	Calvert Research and Management
Calvert VP Russell 2000® Small Cap Index Portfolio	Class F	Calvert Research and Management
Calvert VP S&P MidCap 400 Index Portfolio	Class F	Calvert Research and Management
Delaware Ivy VIP Asset Strategy	Class II	Ivy Investment Management Company
Delaware Ivy VIP Core Equity	Class II	Ivy Investment Management Company
Delaware Ivy VIP International Core Equity	Class II	Ivy Investment Management Company
Delaware Ivy VIP Securian Real Estate Securities	Class II	Ivy Investment Management Company
Delaware Ivy VIP Value	Class II	Ivy Investment Management Company
DFA VA Global Bond Portfolio	Institutional Shares	Dimensional Fund Advisors LP
DFA VA International Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP
DFA VA US Large Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP
DFA VA US Targeted Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP
FT VIP Franklin Global Real Estate VIP Fund	Class 2	Franklin Templeton Institutional, LLC
FT VIP Franklin Income VIP Fund	Class 4	Franklin Advisers, Inc.
FT VIP Franklin Mutual Global Discovery VIP Fund	Class 4	Franklin Mutual Advisers, LLC
FT VIP Franklin Mutual Shares VIP Fund	Class 4	Franklin Mutual Advisers, LLC
FT VIP Franklin Rising Dividends VIP Fund	Class 4	Franklin Advisers, Inc.
FT VIP Franklin Small Cap Value VIP Fund	Class 4	Franklin Mutual Advisers, LLC
FT VIP Franklin Strategic Income VIP Fund	Class 4	Franklin Advisers, Inc.
FT VIP Templeton Global Bond Securities Fund	Class 4	Franklin Advisers, Inc.
FT VIP Templeton Growth Securities Fund	Class 4	Templeton Global Advisors Limited

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

Underlying Fund	Class	Investment Adviser
FT VIP Templeton Foreign Securities Fund	Class 4	Templeton Investment Counsel, LLC
Global Atlantic American Funds® Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC
Global Atlantic Balanced Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC
Global Atlantic Blackrock Selects Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Class II	Global Atlantic Investment Advisors, LLC
Global Atlantic Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC
Global Atlantic Moderate Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC
Global Atlantic PIMCO Tactical Allocation Portfolio	Class II	Global Atlantic Investment Advisors, LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC
Goldman Sachs VIT Core Fixed Income Fund	Service Shares	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Growth Opportunities Fund	Service Shares	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT High Quality Floating Rate Fund	Advisor Shares	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT International Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Mid Cap Value Fund	Service Shares	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Advisor Shares	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Small Cap Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Trend Driven Allocation Fund	Service Shares	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT U.S. Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.
Hartford Capital Appreciation HLS Fund	Class IB	Hartford Funds Management Company, LLC
Hartford Disciplined Equity HLS Fund	Class IB	Hartford Funds Management Company, LLC
Hartford Dividend and Growth HLS Fund	Class IB	Hartford Funds Management Company, LLC
Hartford International Opportunities HLS Fund	Class IB	Hartford Funds Management Company, LLC
Hartford Total Return Bond HLS Fund	Class IB	Hartford Funds Management Company, LLC
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation Fund	Series II Shares	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund	Series II Shares	Invesco Advisers, Inc.

Underlying Fund	Class	Investment Adviser
Invesco V.I. Core Equity Fund	Series II Shares	Invesco Advisers, Inc.
Invesco V.I. Discovery Mid Cap Growth Fund	Series II Shares	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund	Series II Shares	Invesco Advisers, Inc.
Invesco V.I. Global Fund	Series II Shares	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund	Series II Shares	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund	Series I Shares	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund	Series II Shares	Invesco Advisers, Inc.
Invesco V.I. Main Street Mid Cap Fund®	Series II Shares	Invesco Advisers, Inc.
Invesco V.I. Main Street Small Cap Fund®	Series II Shares	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund	Series II Shares	Invesco Advisers, Inc.
Lord Abbett Bond Debenture Portfolio	Class VC	Lord, Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio	Class VC	Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities Portfolio	Class VC	Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Stock Portfolio	Class VC	Lord, Abbett & Co. LLC
Lord Abbett Short Duration Income Portfolio	Class VC	Lord, Abbett & Co. LLC
MFS® Blended Research® Core Equity Portfolio	Service Class	MFS
MFS® Blended Research® Small Cap Equity Portfolio	Service Class	MFS
MFS® Global Real Estate Portfolio	Service Class	MFS
MFS® Growth Series	Service Class	MFS
MFS® International Intrinsic Value Portfolio	Service Class	MFS
MFS® Investors Trust Series	Service Class	MFS
MFS® Mid Cap Growth Series	Service Class	MFS
MFS® Mid Cap Value Portfolio	Service Class	MFS
MFS® New Discovery Series	Service Class	MFS

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

Underlying Fund	Class	Investment Adviser
MFS® Research International Portfolio	Service Class	MFS
MFS® Total Return Bond Series	Service Class	MFS
MFS® Utilities Series	Service Class	MFS
MFS® Value Series	Service Class	MFS
PIMCO All Asset Portfolio	Advisor Class	PIMCO
PIMCO CommodityRealReturn® Strategy Portfolio	Advisor Class	PIMCO
PIMCO Dynamic Bond Portfolio	Advisor Class	PIMCO
PIMCO Emerging Markets Bond Portfolio	Advisor Class	PIMCO
PIMCO Global Core Asset Allocation Portfolio	Advisor Class	PIMCO
PIMCO High Yield Portfolio	Advisor Class	PIMCO
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	Advisor Class	PIMCO
PIMCO Real Return Portfolio	Advisor Class	PIMCO
PIMCO StocksPLUS® Global Portfolio	Advisor Class	PIMCO
PIMCO Total Return Portfolio	Advisor Class	PIMCO
Putnam VT Global Asset Allocation Fund	Class IB	Putnam Investment Management, LLC
Putnam VT Growth Opportunities Fund	Class IB	Putnam Investment Management, LLC
Putnam VT Income Fund	Class IB	Putnam Investment Management, LLC
Putnam VT International Value Fund	Class IB	Putnam Investment Management, LLC
Putnam VT Large Cap Value Fund	Class IB	Putnam Investment Management, LLC
Putnam VT Mortgage Securities Fund	Class IB	Putnam Investment Management, LLC
Putnam VT Multi-Asset Absolute Return Fund	Class IB	Putnam Investment Management, LLC
Putnam VT Multi-Cap Core Fund	Class IB	Putnam Investment Management, LLC
Putnam VT Small Cap Value Fund	Class IB	Putnam Investment Management, LLC
Rational Insider Buying VA Fund	—	Rational Advisors, Inc.
Rational Trend Aggregation VA Fund	—	Rational Advisors, Inc.
TOPS® Managed Risk Balanced ETF Portfolio	Class 3	ValMark Advisers, Inc.
TOPS® Managed Risk Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.
TOPS® Managed Risk Moderate Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.

In 2021 the following Sub-Accounts were renamed:

Date	New Name	Old Name
April 30, 2021	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
April 30, 2021	Invesco V.I. Global Fund	Invesco Oppenheimer V.I. Global Fund
April 30, 2021	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Mid Cap Core Equity Fund
April 30, 2021	Invesco V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund
April 30, 2021	Putnam VT Large Cap Value Fund	Putnam VT Equity Income Fund
May 1, 2021	American Funds Capital World Growth and Income Fund	American Funds Global Growth and Income Fund
May 1, 2021	American Funds The Bond Fund of America	American Funds Bond Fund
May 1, 2021	American Funds Washington Mutual Investors FundSM	American Funds Blue Chip Income and Growth Fund
July 1, 2021	Delaware Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
July 1, 2021	Delaware Ivy VIP Core Equity	Ivy VIP Core Equity
July 1, 2021	Delaware Ivy VIP International Core Equity	Ivy VIP International Core Equity
July 1, 2021	Delaware Ivy VIP Securian Real Estate Securities	Ivy VIP Securian Real Estate Securities
July 1, 2021	Delaware Ivy VIP Value	Ivy VIP Value
December 31, 2021	Goldman Sachs VIT Trend Driven Allocation Fund	Goldman Sachs VIT Global Trends Allocation Fund

In 2021 the following Sub-Accounts were merged:

Date	Surviving Fund	Closed Fund
August 20, 2021	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
August 20, 2021	Global Atlantic Wellington Research Managed Risk Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio

In 2021 the following Sub-Accounts were liquidated:

Date	Liquidated Sub-Account
July 30, 2021	Rational Trend Aggregation VA Fund
November 30, 2021	Rational Insider Buying VA Fund

Note 2 — Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services — Investment Companies". The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

Subsequent Events

For the year ended December 31, 2021, Forethought evaluated subsequent events through April 8, 2022; the issuance date of the financial statements. No subsequent events required disclosure.

Investments

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

Financial Instruments

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establishes a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

•  Level 1 — Inputs are unadjusted quoted prices in active markets to which Forethought had access at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•  Level 3 — Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

Annuitized Contracts

Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to the 2012 IAR mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by Forethought and may result in greater amounts being transferred into the Separate Account by Forethought to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Forethought.

Statements of Changes in Net Assets

Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate.

Net purchase payments represent payments by Contract owners under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Forethought will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2021.

Diversification Requirement

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Forethought believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Note 3 — Expenses and Related Party Transactions

Forethought assesses a Mortality and Expense Risk charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Forethought is that annuitants may live for a longer time than anticipated, and that Forethought therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Forethought will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Forethought.

Forethought also assesses an Administrative Charge to compensate for administrative expenses of the Contracts. Forethought assesses a Premium Based Charge to compensate for a portion of acquisition expenses, including promotion and distribution of the contract.

A daily Fund Facilitation Fee is applied to the assets in certain Sub-Accounts. The Fund Facilitation Fee allows Forethought to offer the funds underlying these certain Sub-Accounts to Contract holders, even though the amounts paid to Forethought by the funds may not be sufficient for Forethought to meet expense and revenue targets.

Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeRetirement
Mortality and Expense Risk Charge	0.45%	1.35%	0.80%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.05%	2.00%
ForeRetirement II
Mortality and Expense Risk Charge	0.45%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement III
Mortality and Expense Risk Charge	0.45%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement IV
Mortality and Expense Risk Charge	0.45%	1.45%	N/A	0.10%
Administrative Charge	0.20%	0.20%	N/A	0.20%
Premium Based Charge	0.50%	None	N/A	None
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.65%	2.15%		0.80%
ForeRetirement Foundation
Mortality and Expense Risk Charge	0.80%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	None	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.50%	2.15%	2.10%

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeInvestors Choice
Mortality and Expense Risk Charge	0.80%	0.95%	N/A	0.10%
Administrative Charge	0.20%	0.20%	N/A	0.20%
Premium Based Charge	None	None	N/A	None
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.50%	1.65%		0.80%

(1)  Fee is applied daily to amounts invested in the following Sub-Accounts:

  American Funds Managed Risk Asset Allocation Fund

  BlackRock High Yield V.I. Fund

  BlackRock U.S. Government Bond V.I. Fund

  Calvert VP Investment Grade Bond Index Portfolio

  Calvert VP NASDAQ 100 Index Portfolio

  DFA VA Global Bond Portfolio

  DFA VA International Value Portfolio

  DFA VA US Large Value Portfolio

  DFA VA US Targeted Value Portfolio

  FT VIP Franklin Global Real Estate VIP Fund

  Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

  Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

  Global Atlantic Growth Managed Risk Portfolio

  Global Atlantic PIMCO Tactical Allocation Portfolio

  Global Atlantic Select Advisor Managed Risk Portfolio

  Goldman Sachs VIT Core Fixed Income Fund

  Hartford Capital Appreciation HLS Fund

  Hartford Total Return Bond HLS Fund

  Invesco V.I. Government Money Market Fund

  MFS® Total Return Bond Series

  PIMCO CommodityRealReturn® Strategy Portfolio

  PIMCO Real Return Portfolio

  PIMCO Total Return Portfolio

  TOPS® Managed Risk Balanced ETF Portfolio

  TOPS® Managed Risk Growth ETF Portfolio

  TOPS® Managed Risk Moderate Growth ETF Portfolio

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

The disclosures above summarize fees and charges. There are other fees and charges that may be assessed at the discretion of Forethought, in accordance with Contract terms.

Global Atlantic Investment Advisors, LLC (GAIA) is the investment adviser to the FVIT. GAIA, an affiliate of Forethought, is a wholly owned indirect subsidiary of GAFG. During the year ended December 31, 2021, management fees of the underlying FVIT funds were paid by the underlying fund to GAIA in its capacity as investment manager of the FVIT funds, which is an indirect expense of the Separate Account.

The FVIT funds' advisory agreement provides for each fund to pay a fee to GAIA, equal to an annual rate ranging from 0.55% to 0.90% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee to Global Atlantic Distributors, LLC equal to an annual rate of 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee. These fees are direct expenses of the funds, and indirect expenses of the Separate Account.

Note 4 — Changes In Units Outstanding

The changes in units outstanding were as follows:

	2021			2020
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Growth and Income Portfolio	1	(288)	(287)	218	(133)	85
American Century VP Capital Appreciation Fund	1,422	(126)	1,296	—	(320)	(320)
American Century VP Disciplined Core Value Fund	10	(5,588)	(5,578)	667	(115)	552
American Century VP Growth Fund	5,637	(18,405)	(12,768)	9,055	(52,148)	(43,093)
American Century VP Mid Cap Value Fund	12,072	(30,987)	(18,915)	14,200	(23,333)	(9,133)
American Century VP Value Fund	9,189	(12,288)	(3,099)	5,927	(29,710)	(23,783)
American Funds Asset Allocation Fund	31,022	(30,028)	994	10,375	(4,750)	5,625
American Funds Capital Income Builder®	2,029	(6,225)	(4,196)	—	(1,125)	(1,125)
American Funds Capital World Growth and Income Fund (a)	3,693	(27,075)	(23,382)	11,905	(30,651)	(18,746)
American Funds Global Growth Fund	31,914	(13,301)	18,613	36,222	(20,836)	15,386
American Funds Growth Fund	84,594	(153,879)	(69,285)	76,396	(111,038)	(34,642)
American Funds Growth-Income Fund	69,403	(53,382)	16,021	100,553	(56,145)	44,408
American Funds International Fund	15,286	(23,483)	(8,197)	23,199	(28,403)	(5,204)
American Funds Managed Risk Asset Allocation Fund	237,036	(6,099,117)	(5,862,081)	526,850	(5,476,377)	(4,949,527)
American Funds New World Fund	7,582	(17,786)	(10,204)	14,827	(14,894)	(67)
American Funds The Bond Fund of America (a)	3,384	(4,394)	(1,010)	39,366	(1,038)	38,328
American Funds Washington Mutual Investors FundSM (a)	72,911	(15,190)	57,721	65,571	(17,029)	48,542
BlackRock Basic Value V.I. Fund	16	(911)	(895)	85	(24)	61
BlackRock Capital Appreciation V.I. Fund	11,697	(28,650)	(16,953)	18,525	(25,406)	(6,881)
BlackRock Equity Dividend V.I. Fund	6,594	(29,219)	(22,625)	11,081	(36,014)	(24,933)
BlackRock Global Allocation V.I. Fund	40,588	(45,186)	(4,598)	4,331	(50,925)	(46,594)
BlackRock High Yield V.I. Fund	33,574	(26,783)	6,791	28,584	(6,871)	21,713
BlackRock Managed Volatility V.I. Fund	205,240	(312,244)	(107,004)	433,943	(527,135)	(93,192)
BlackRock S&P 500 Index V.I. Fund Class II	18,778	(13,767)	5,011	133,217	(136,745)	(3,528)
BlackRock S&P 500 Index V.I. Fund Class III	24,399	(83,628)	(59,229)	79,120	(77,132)	1,988
BlackRock Total Return V.I. Fund	819	(43,322)	(42,503)	34,287	(7,383)	26,904
BlackRock U.S. Government Bond V.I. Fund	7,900	(43,957)	(36,057)	79,269	(10,377)	68,892
Calvert VP EAFE International Index Portfolio	268	(44,481)	(44,213)	1,685	(1,749)	(64)
Calvert VP Investment Grade Bond Index Portfolio	2,581	(2,139)	442	5,087	(1,552)	3,535
Calvert VP Nasdaq 100 Index Portfolio	6,910	(6,840)	70	31,107	(33,457)	(2,350)
Calvert VP Russell 2000® Small Cap Index Portfolio	1,388	(10,502)	(9,114)	4,004	(16,176)	(12,172)
Calvert VP S&P MidCap 400 Index Portfolio	1,405	(10,231)	(8,826)	8,744	(16,825)	(8,081)
Delaware Ivy VIP Core Equity (a)	3	(8)	(5)	12	(1)	11
Delaware Ivy VIP International Core Equity (a)	7,623	(11,683)	(4,060)	241	(4,377)	(4,136)
Delaware Ivy VIP Securian Real Estate Securities (a)	322	(277)	45	373	(484)	(111)

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

	2021			2020
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware Ivy VIP Value (a)	—	—	—	—	—	—
DFA VA Global Bond Portfolio	1,974	(6,951)	(4,977)	232	(7,946)	(7,714)
DFA VA International Value Portfolio	34	(6,197)	(6,163)	173	(6,922)	(6,749)
DFA VA US Large Value Portfolio	7,774	(7,636)	138	6,772	(7,257)	(485)
DFA VA US Targeted Value Portfolio	—	(7,149)	(7,149)	2,100	(8,799)	(6,699)
FT VIP Franklin Global Real Estate VIP Fund	2,305	(6,247)	(3,942)	1,892	(843)	1,049
FT VIP Franklin Income VIP Fund	4,917	(19,054)	(14,137)	18,750	(140,194)	(121,444)
FT VIP Franklin Mutual Global Discovery VIP Fund	—	(12)	(12)	—	(11)	(11)
FT VIP Franklin Mutual Shares VIP Fund	2,124	(16,428)	(14,304)	16,322	(28,887)	(12,565)
FT VIP Franklin Rising Dividends VIP Fund	24,218	(48,146)	(23,928)	18,071	(24,264)	(6,193)
FT VIP Franklin Small Cap Value VIP Fund	5,120	(22,610)	(17,490)	14,014	(19,212)	(5,198)
FT VIP Franklin Strategic Income VIP Fund	24,800	(60,588)	(35,788)	48,218	(20,388)	27,830
FT VIP Templeton Foreign Securities Fund	9,401	(11,757)	(2,356)	11,964	(8,606)	3,358
FT VIP Templeton Global Bond Securities Fund	26,383	(30,686)	(4,303)	28,480	(85,571)	(57,091)
FT VIP Templeton Growth Securities Fund	3,212	(8,944)	(5,732)	8,178	(16,838)	(8,660)
Global Atlantic American Funds® Managed Risk Portfolio	311,021	(1,762,561)	(1,451,540)	207,509	(1,707,390)	(1,499,881)
Global Atlantic Balanced Managed Risk Portfolio (b)	3,002,119	(830,206)	2,171,913	186,793	(732,690)	(545,897)
Global Atlantic Blackrock Selects Managed Risk Portfolio	145,477	(2,347,031)	(2,201,554)	113,214	(2,280,270)	(2,167,056)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	330,517	(2,414,103)	(2,083,586)	338,619	(2,929,569)	(2,590,950)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio (b)	20,780	(2,868,367)	(2,847,587)	480,709	(515,540)	(34,831)
Global Atlantic Growth Managed Risk Portfolio	366,813	(4,057,235)	(3,690,422)	379,900	(3,899,079)	(3,519,179)
Global Atlantic Moderate Growth Managed Risk Portfolio	97,243	(1,152,350)	(1,055,107)	91,613	(1,025,530)	(933,917)
Global Atlantic PIMCO Tactical Allocation Portfolio (b)	108,540	(2,324,572)	(2,216,032)	387,714	(374,090)	13,624
Global Atlantic Select Advisor Managed Risk Portfolio	61,408	(1,071,880)	(1,010,472)	71,100	(987,866)	(916,766)
Global Atlantic Wellington Research Managed Risk Portfolio (b)	2,278,797	(3,544,932)	(1,266,135)	758,322	(3,318,141)	(2,559,819)
Goldman Sachs VIT Core Fixed Income Fund	231	(10,319)	(10,088)	1,072	(5,079)	(4,007)
Goldman Sachs VIT Growth Opportunities Fund	1,865	(476)	1,389	1,345	(1,031)	314
Goldman Sachs VIT High Quality Floating Rate Fund	2,446	(861)	1,585	863	(582)	281
Goldman Sachs VIT International Equity Insights Fund	1,991	(201)	1,790	528	(181)	347
Goldman Sachs VIT Mid Cap Value Fund	1,210	(103)	1,107	364	(121)	243
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	—	(21)	(21)	116	(2,927)	(2,811)

	2021			2020
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs VIT Small Cap Equity Insights Fund	10,291	(3,403)	6,888	3,746	(826)	2,920
Goldman Sachs VIT Trend Driven Allocation Fund (a)	11,423	(1,161)	10,262	152	(23,296)	(23,144)
Goldman Sachs VIT U.S. Equity Insights Fund	2,087	(4,592)	(2,505)	—	(14,786)	(14,786)
Hartford Capital Appreciation HLS Fund	1,713	(12,991)	(11,278)	6,282	(21,991)	(15,709)
Hartford Disciplined Equity HLS Fund	274	(1,617)	(1,343)	74,126	(25,446)	48,680
Hartford Dividend and Growth HLS Fund	5,313	(26,382)	(21,069)	25,600	(11,857)	13,743
Hartford International Opportunities HLS Fund	3,074	(6,515)	(3,441)	3,282	(12,047)	(8,765)
Hartford Total Return Bond HLS Fund	13,222	(65,261)	(52,039)	108,659	(104,902)	3,757
Invesco Oppenheimer V.I. International Growth Fund	2,492	(2,711)	(219)	5,696	(8,404)	(2,708)
Invesco V.I. Balanced-Risk Allocation Fund	2,927	(7,359)	(4,432)	1,259	(93,507)	(92,248)
Invesco V.I. Comstock Fund	24,423	(1,809)	22,614	767	—	767
Invesco V.I. Core Equity Fund	3,468	(1,673)	1,795	3,252	(2,380)	872
Invesco V.I. Discovery Mid Cap Growth Fund (a)	2,147	(3,064)	(917)	63	(1,399)	(1,336)
Invesco V.I. Equity and Income Fund	159	(5,806)	(5,647)	1,098	(569)	529
Invesco V.I. Global Fund (a)	—	(2,047)	(2,047)	6,149	(5,901)	248
Invesco V.I. Global Real Estate Fund	910	(8,709)	(7,799)	5,549	(2,648)	2,901
Invesco V.I. Government Money Market Fund	760,296	(553,747)	206,549	897,787	(929,485)	(31,698)
Invesco V.I. International Growth Fund	5,076	(10,515)	(5,439)	18,332	(23,874)	(5,542)
Invesco V.I. Main Street Mid Cap Fund® (a)	923	(8,868)	(7,945)	3,315	(11,945)	(8,630)
Invesco V.I. Main Street Small Cap Fund® (a)	7,311	(2,892)	4,419	9,955	(7,318)	2,637
Invesco V.I. Small Cap Equity Fund	11,063	(15,812)	(4,749)	5,576	(12,958)	(7,382)
Lord Abbett Bond Debenture Portfolio	60,589	(61,244)	(655)	96,378	(66,646)	29,732
Lord Abbett Fundamental Equity Portfolio	1,320	(20,855)	(19,535)	19,789	(13,792)	5,997
Lord Abbett Growth Opportunities Portfolio	2,808	(22,987)	(20,179)	9,896	(11,016)	(1,120)
Lord Abbett Mid Cap Stock Portfolio	18,231	(5,819)	12,412	522	(99)	423
Lord Abbett Short Duration Income Portfolio	18,337	(719)	17,618	181,243	(157,064)	24,179
MFS® Blended Research® Core Equity Portfolio	2,968	(8)	2,960	3,218	(4)	3,214
MFS® Blended Research® Small Cap Equity Portfolio	5,618	(5,401)	217	3,321	(281)	3,040
MFS® Global Real Estate Portfolio	202	(435)	(233)	1,491	(1,097)	394
MFS® Growth Series	5,413	(34,724)	(29,311)	45,403	(62,769)	(17,366)
MFS® International Intrinsic Value Portfolio	3,877	(4,725)	(848)	6,073	(19,329)	(13,256)
MFS® Investors Trust Series	1	(7,777)	(7,776)	1,228	(2,775)	(1,547)
MFS® Mid Cap Growth Series	3,777	(3,954)	(177)	8,640	(8,738)	(98)
MFS® Mid Cap Value Portfolio	12,283	(8,193)	4,090	825	(9,078)	(8,253)
MFS® New Discovery Series	4,342	(29,039)	(24,697)	15,295	(18,426)	(3,131)
MFS® Research International Portfolio	—	(168)	(168)	4,669	(1,392)	3,277
MFS® Total Return Bond Series	551	(4,018)	(3,467)	1,797	(355)	1,442
MFS® Utilities Series	11,518	(4,125)	7,393	729	(1,454)	(725)
MFS® Value Series	3,513	(19,978)	(16,465)	13,018	(42,442)	(29,424)
PIMCO All Asset Portfolio	1,052	(2,824)	(1,772)	630	(4,095)	(3,465)

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

	2021			2020
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO CommodityRealReturn® Strategy Portfolio	—	(7,058)	(7,058)	1,106	(2,344)	(1,238)
PIMCO Dynamic Bond Portfolio	4,839	(1,549)	3,290	620	(105)	515
PIMCO Emerging Markets Bond Portfolio	3,133	(6,117)	(2,984)	1,208	(1,250)	(42)
PIMCO Global Core Asset Allocation Portfolio	—	—	—	—	—	—
PIMCO High Yield Portfolio	900	—	900	99	(22)	77
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	—	(2,011)	(2,011)	—	(946)	(946)
PIMCO Real Return Portfolio	3,377	(162)	3,215	—	(19)	(19)
PIMCO StocksPLUS® Global Portfolio	496	(8,529)	(8,033)	8,997	(23,022)	(14,025)
PIMCO Total Return Portfolio	35,676	(115,487)	(79,811)	256,137	(173,394)	82,743
Putnam VT Global Asset Allocation Fund	—	—	—	—	—	—
Putnam VT Growth Opportunities Fund	5,032	(28,531)	(23,499)	22,140	(16,899)	5,241
Putnam VT Income Fund	13,662	(9,288)	4,374	68,361	(24,909)	43,452
Putnam VT International Value Fund	2,226	(2,246)	(20)	1,029	(2)	1,027
Putnam VT Large Cap Value Fund (a)	11,260	(19,187)	(7,927)	24,114	(28,045)	(3,931)
Putnam VT Mortgage Securities Fund	17,695	(2,050)	15,645	9,242	(117)	9,125
Putnam VT Multi-Asset Absolute Return Fund	—	(3)	(3)	—	(3)	(3)
Putnam VT Multi-Cap Core Fund	—	—	—	—	—	—
Putnam VT Small Cap Value Fund	5,573	(3,986)	1,587	2,525	(4,929)	(2,404)
Rational Trend Aggregation VA Fund (c)	5,373	(38,893)	(33,520)	4,733	(8,059)	(3,326)
TOPS® Managed Risk Balanced ETF Portfolio	5,943	(347,127)	(341,184)	1,455	(409,116)	(407,661)
TOPS® Managed Risk Growth ETF Portfolio	18,582	(1,155,144)	(1,136,562)	18,965	(1,111,693)	(1,092,728)
TOPS® Managed Risk Moderate Growth ETF Portfolio	18,337	(697,446)	(679,109)	15,451	(709,140)	(693,689)

(a)  Name change. See Note 1.

(b)  Merger. See Note 1.

(c)  Fund liquidation. See Note 1.

Note 5 — Purchases and Sales of Investments

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2021 were as follows:

Investment Portfolios	Purchases	Sales
AB VPS Growth and Income Portfolio	$426	$5,545
American Century VP Capital Appreciation Fund	43,496	3,820
American Century VP Disciplined Core Value Fund	25,620	114,239
American Century VP Growth Fund	758,729	668,699
American Century VP Mid Cap Value Fund	267,857	680,060
American Century VP Value Fund	192,313	252,519
American Funds Asset Allocation Fund	637,570	525,986
American Funds Capital Income Builder®	62,262	97,290
American Funds Capital World Growth and Income Fund (a)	131,853	510,584
American Funds Global Growth Fund	893,826	336,153

Investment Portfolios	Purchases	Sales
American Funds Growth Fund	$5,673,849	$5,494,793
American Funds Growth-Income Fund	1,528,370	1,422,324
American Funds International Fund	313,669	403,724
American Funds Managed Risk Asset Allocation Fund	12,759,596	101,779,968
American Funds New World Fund	221,093	328,750
American Funds The Bond Fund of America (a)	101,026	63,156
American Funds Washington Mutual Investors FundSM (a)	1,393,201	340,084
BlackRock Basic Value V.I. Fund	6,489	14,296
BlackRock Capital Appreciation V.I. Fund	809,055	910,665
BlackRock Equity Dividend V.I. Fund	468,989	624,984
BlackRock Global Allocation V.I. Fund	1,498,575	754,593
BlackRock High Yield V.I. Fund	530,825	383,262
BlackRock Managed Volatility V.I. Fund	2,209,892	3,347,454
BlackRock S&P 500 Index V.I. Fund Class II	1,050,712	380,572
BlackRock S&P 500 Index V.I. Fund Class III	656,377	1,378,587
BlackRock Total Return V.I. Fund	34,823	517,273
BlackRock U.S. Government Bond V.I. Fund	92,655	486,591
Calvert VP EAFE International Index Portfolio	21,188	670,475
Calvert VP Investment Grade Bond Index Portfolio	37,708	27,851
Calvert VP Nasdaq 100 Index Portfolio	445,361	249,900
Calvert VP Russell 2000® Small Cap Index Portfolio	110,473	226,905
Calvert VP S&P MidCap 400 Index Portfolio	98,025	213,715
Delaware Ivy VIP Core Equity (a)	560	291
Delaware Ivy VIP International Core Equity (a)	123,603	177,202
Delaware Ivy VIP Securian Real Estate Securities (a)	6,577	4,686
Delaware Ivy VIP Value (a)	127	68
DFA VA Global Bond Portfolio	22,013	74,779
DFA VA International Value Portfolio	9,383	77,088
DFA VA US Large Value Portfolio	113,536	115,640
DFA VA US Targeted Value Portfolio	16,311	106,990
FT VIP Franklin Global Real Estate VIP Fund	36,545	88,064
FT VIP Franklin Income VIP Fund	239,677	280,722
FT VIP Franklin Mutual Global Discovery VIP Fund	1,400	716
FT VIP Franklin Mutual Shares VIP Fund	87,598	295,864
FT VIP Franklin Rising Dividends VIP Fund	660,842	1,176,336
FT VIP Franklin Small Cap Value VIP Fund	153,159	446,769
FT VIP Franklin Strategic Income VIP Fund	337,206	675,904
FT VIP Templeton Foreign Securities Fund	122,213	135,364
FT VIP Templeton Global Bond Securities Fund	240,763	310,051
FT VIP Templeton Growth Securities Fund	54,267	131,592
Global Atlantic American Funds® Managed Risk Portfolio	7,091,281	28,459,473
Global Atlantic Balanced Managed Risk Portfolio (b)	43,912,756	12,094,512
Global Atlantic Blackrock Selects Managed Risk Portfolio	5,129,797	31,924,338
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	7,152,298	38,975,777
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio (b)	3,593,723	38,188,087
Global Atlantic Growth Managed Risk Portfolio	8,230,596	60,348,351
Global Atlantic Moderate Growth Managed Risk Portfolio	3,622,191	17,402,924
Global Atlantic PIMCO Tactical Allocation Portfolio (b)	4,913,847	32,318,375
Global Atlantic Select Advisor Managed Risk Portfolio	5,702,776	16,999,224
Global Atlantic Wellington Research Managed Risk Portfolio (b)	54,283,892	60,168,375

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

Investment Portfolios	Purchases	Sales
Goldman Sachs VIT Core Fixed Income Fund	$27,339	$140,937
Goldman Sachs VIT Growth Opportunities Fund	63,759	11,721
Goldman Sachs VIT High Quality Floating Rate Fund	24,564	10,032
Goldman Sachs VIT International Equity Insights Fund	35,752	4,018
Goldman Sachs VIT Mid Cap Value Fund	56,173	4,088
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	1,015	991
Goldman Sachs VIT Small Cap Equity Insights Fund	334,796	71,228
Goldman Sachs VIT Trend Driven Allocation Fund (a)	233,687	20,292
Goldman Sachs VIT U.S. Equity Insights Fund	836,373	121,118
Hartford Capital Appreciation HLS Fund	263,165	309,826
Hartford Disciplined Equity HLS Fund	32,104	26,216
Hartford Dividend and Growth HLS Fund	266,948	646,185
Hartford International Opportunities HLS Fund	58,075	114,843
Hartford Total Return Bond HLS Fund	302,355	794,746
Invesco Oppenheimer V.I. International Growth Fund	58,985	44,200
Invesco V.I. Balanced-Risk Allocation Fund	156,548	118,268
Invesco V.I. Comstock Fund	351,716	34,972
Invesco V.I. Core Equity Fund	96,993	41,436
Invesco V.I. Discovery Mid Cap Growth Fund (a)	124,038	82,915
Invesco V.I. Equity and Income Fund	20,311	99,817
Invesco V.I. Global Fund (a)	6,417	43,115
Invesco V.I. Global Real Estate Fund	17,849	108,691
Invesco V.I. Government Money Market Fund	7,436,311	5,480,154
Invesco V.I. International Growth Fund	195,515	183,383
Invesco V.I. Main Street Mid Cap Fund® (a)	19,826	162,716
Invesco V.I. Main Street Small Cap Fund® (a)	166,562	59,927
Invesco V.I. Small Cap Equity Fund	274,145	327,878
Lord Abbett Bond Debenture Portfolio	1,038,374	890,257
Lord Abbett Fundamental Equity Portfolio	108,203	434,175
Lord Abbett Growth Opportunities Portfolio	352,667	595,476
Lord Abbett Mid Cap Stock Portfolio	272,850	89,552
Lord Abbett Short Duration Income Portfolio	241,113	23,151
MFS® Blended Research® Core Equity Portfolio	68,680	1,551
MFS® Blended Research® Small Cap Equity Portfolio	116,278	107,374
MFS® Global Real Estate Portfolio	4,968	9,164
MFS® Growth Series	1,093,373	1,157,495
MFS® International Intrinsic Value Portfolio	117,655	116,886
MFS® Investors Trust Series	22,925	202,342
MFS® Mid Cap Growth Series	166,965	104,173
MFS® Mid Cap Value Portfolio	238,250	157,615
MFS® New Discovery Series	564,914	871,386
MFS® Research International Portfolio	4,456	3,470
MFS® Total Return Bond Series	9,766	48,539
MFS® Utilities Series	194,563	71,058
MFS® Value Series	142,271	479,214
PIMCO All Asset Portfolio	38,194	39,351
PIMCO CommodityRealReturn® Strategy Portfolio	3,725	89,463
PIMCO Dynamic Bond Portfolio	61,479	19,069
PIMCO Emerging Markets Bond Portfolio	49,931	83,078
PIMCO Global Core Asset Allocation Portfolio	4,471	396

Investment Portfolios	Purchases	Sales
PIMCO High Yield Portfolio	$14,371	$878
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	10,534	27,954
PIMCO Real Return Portfolio	45,189	2,927
PIMCO StocksPLUS® Global Portfolio	84,766	164,150
PIMCO Total Return Portfolio	635,235	1,403,788
Putnam VT Global Asset Allocation Fund	626	195
Putnam VT Growth Opportunities Fund	280,621	780,090
Putnam VT Income Fund	313,375	130,872
Putnam VT International Value Fund	31,448	30,846
Putnam VT Large Cap Value Fund (a)	348,456	404,186
Putnam VT Mortgage Securities Fund	193,848	24,670
Putnam VT Multi-Asset Absolute Return Fund	—	198
Putnam VT Multi-Cap Core Fund	1,411	158
Putnam VT Small Cap Value Fund	98,586	69,350
Rational Trend Aggregation VA Fund (c)	88,846	555,094
TOPS® Managed Risk Balanced ETF Portfolio	332,999	4,960,491
TOPS® Managed Risk Growth ETF Portfolio	1,096,506	17,253,867
TOPS® Managed Risk Moderate Growth ETF Portfolio	879,466	10,572,313

(a)  Name change. See Note 1.

(b)  Merger. See Note 1.

(c)  Fund liquidation. See Note 1.

Note 6 — Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Growth and Income Portfolio
2021	3,675	18.92	18.92	69,520	0.63	1.00	1.00	26.56	26.56
2020	3,962	14.95	14.95	59,221	1.36	1.00	1.00	1.49	1.49
2019	3,877	14.73	14.73	57,115	1.03	1.00	1.00	22.34	22.34
2018	3,903	12.04	12.04	46,979	0.81	1.00	1.00	(6.74)	(6.74)
2017	1,959	12.91	12.91	25,302	0.69	1.00	1.00	17.36	17.36
American Century VP Capital Appreciation Fund
2021	4,424	23.97	24.67	108,096	N/A	0.65	1.00	9.95	10.33
2020	3,128	21.80	22.36	69,680	N/A	0.65	1.00	40.92	41.34
2019	3,448	15.47	15.82	54,372	N/A	0.65	1.00	33.94	34.52
2018	3,556	11.55	11.76	41,730	N/A	0.65	1.00	(6.33)	(6.00)
2017	4,070	12.33	12.51	50,836	N/A	0.65	1.00	20.53	20.87

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Century VP Disciplined Core Value Fund
2021	3,338	20.22	20.22	67,485	0.83	1.00	1.00	22.10	22.10
2020	8,916	16.56	16.56	147,606	1.77	1.00	1.00	10.40	10.40
2019	8,364	15.00	15.00	125,492	1.83	1.00	1.00	22.45	22.45
2018	8,448	12.25	12.25	103,456	1.68	1.00	1.00	(8.10)	(8.10)
2017	8,003	13.33	13.33	106,677	2.15	1.00	1.00	19.12	19.12
American Century VP Growth Fund
2021	97,778	32.65	33.80	3,618,702	N/A	0.65	1.10	25.72	26.31
2020	110,546	31.03	33.32	3,275,247	0.31	0.65	1.55	32.61	33.82
2019	153,639	23.40	24.90	3,437,231	0.22	0.65	1.55	33.26	34.45
2018	162,936	17.56	18.52	2,751,694	0.11	0.65	1.55	(3.14)	(2.22)
2017	179,703	18.13	18.94	3,112,109	0.69	0.65	1.55	28.22	29.37
American Century VP Mid Cap Value Fund
2021	103,484	18.57	20.05	2,121,982	0.97	0.65	1.65	20.98	22.26
2020	122,399	15.35	20.73	2,076,366	1.68	0.65	1.65	(0.52)	0.48
2019	131,532	15.43	20.63	2,258,234	1.94	0.65	1.65	26.89	28.14
2018	148,178	12.16	16.10	1,979,512	1.25	0.65	1.65	(14.43)	(13.53)
2017	187,281	14.21	18.62	2,880,492	1.42	0.65	1.65	9.65	10.77
American Century VP Value Fund
2021	127,385	17.37	23.84	2,374,023	1.58	0.65	1.65	22.24	23.46
2020	130,484	14.21	19.31	1,994,309	2.15	0.65	1.65	(0.84)	0.21
2019	154,267	14.33	19.27	2,416,473	1.95	0.65	1.65	24.83	26.11
2018	151,646	11.48	15.28	1,873,009	1.50	0.65	1.65	(10.73)	(9.91)
2017	183,995	12.86	16.96	2,512,511	1.56	0.65	1.65	6.81	7.89
American Funds Asset Allocation Fund
2021	153,652	17.30	18.23	2,685,038	1.34	0.30	1.15	13.52	14.51
2020	152,658	15.24	15.92	2,344,962	1.47	0.30	1.15	10.84	11.80
2019	147,033	13.75	14.24	2,032,101	1.74	0.30	1.15	19.57	20.58
2018	147,642	11.50	11.81	1,702,651	1.52	0.30	1.15	(5.89)	(5.14)
2017	123,488	12.22	12.45	1,510,314	1.46	0.30	1.15	14.53	15.60
American Funds Capital Income Builder®
2021	105,832	14.08	14.84	1,505,408	2.48	0.30	1.15	13.37	14.42
2020	110,028	12.42	12.97	1,379,170	2.67	0.30	1.15	2.90	3.76
2019	111,153	12.07	12.50	1,351,606	2.57	0.30	1.15	16.28	17.26
2018	143,319	10.38	10.66	1,495,596	2.68	0.30	1.15	(8.30)	(7.55)
2017	161,978	11.32	11.36	1,838,831	2.50	1.00	1.15	11.31	11.59
American Funds Capital World Growth and Income Fund (a)
2021	81,992	17.58	18.98	1,565,401	1.29	0.65	1.65	12.55	13.72
2020	105,374	15.62	20.10	1,771,141	1.10	0.65	1.65	6.77	7.83
2019	124,120	14.63	18.64	1,935,564	1.80	0.65	1.65	28.67	29.90
2018	135,152	11.37	14.35	1,614,401	1.31	0.65	1.65	(11.38)	(10.48)
2017	264,945	12.83	16.03	3,605,997	2.90	0.65	1.65	23.72	25.04
American Funds Global Growth Fund
2021	200,125	22.59	23.79	4,612,381	0.21	0.30	1.15	14.84	15.77
2020	181,512	19.67	20.55	3,641,813	0.16	0.30	1.15	28.65	29.82
2019	166,126	15.29	15.83	2,595,288	1.02	0.30	1.15	33.30	34.49
2018	140,867	11.47	11.77	1,650,898	0.56	0.30	1.15	(10.25)	(9.53)
2017	108,664	12.82	13.01	1,411,535	0.91	0.30	1.00	29.76	30.75

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds Growth Fund
2021	696,380	34.07	32.90	24,138,631	0.06	0.30	1.65	19.71	21.31
2020	765,665	28.46	27.12	22,526,943	0.20	0.30	1.65	49.24	51.25
2019	800,307	19.07	17.93	16,057,838	0.58	0.30	1.65	28.24	30.12
2018	807,042	14.87	13.78	12,778,939	0.26	0.30	1.65	(2.11)	(0.86)
2017	790,929	15.19	13.90	13,017,809	0.46	0.30	1.65	25.85	27.64
American Funds Growth-Income Fund
2021	665,760	22.67	19.29	14,987,489	0.96	0.30	1.65	21.82	23.42
2020	649,739	18.61	15.63	12,262,732	1.20	0.30	1.65	11.37	12.93
2019	605,331	16.71	13.84	10,451,105	1.59	0.30	1.65	23.78	25.48
2018	537,474	13.50	11.03	7,808,518	1.29	0.30	1.65	(3.64)	(2.30)
2017	502,931	14.01	18.80	7,989,212	1.18	0.65	1.65	20.05	21.29
American Funds International Fund
2021	179,040	15.30	15.56	2,763,401	2.26	0.30	1.55	(3.23)	(2.02)
2020	187,237	15.81	15.88	2,959,929	0.45	0.30	1.55	11.89	13.35
2019	192,441	14.13	14.01	2,709,584	1.18	0.30	1.55	20.77	22.25
2018	236,906	11.70	11.46	2,737,445	1.56	0.30	1.55	(14.72)	(13.64)
2017	224,325	13.72	14.34	3,028,169	1.36	0.65	1.55	29.80	31.08
American Funds Managed Risk Asset Allocation Fund
2021	42,020,007	14.16	15.82	680,613,990	1.35	0.75	1.75	10.54	11.64
2020	47,882,088	12.81	16.39	696,862,576	1.52	0.75	1.75	4.06	5.13
2019	52,831,615	12.31	15.59	733,564,291	2.34	0.75	1.75	15.91	17.04
2018	57,990,365	10.62	13.32	689,966,996	1.34	0.75	1.75	(6.51)	(5.60)
2017	61,880,609	11.36	14.11	784,134,020	0.77	0.75	1.75	12.81	13.97
American Funds New World Fund
2021	118,185	15.20	18.83	2,065,921	0.63	0.30	1.65	2.91	4.32
2020	128,389	14.77	17.72	2,157,363	0.04	0.65	1.65	21.26	22.46
2019	128,456	12.18	14.47	1,766,556	0.82	0.65	1.65	26.74	28.05
2018	134,682	9.61	11.30	1,429,225	0.69	0.65	1.65	(15.70)	(14.85)
2017	124,135	11.40	13.27	1,550,939	0.92	0.65	1.65	26.95	28.21
American Funds The Bond Fund of America (a)
2021	99,461	11.61	11.72	1,162,079	1.21	1.00	1.15	(1.78)	(1.60)
2020	100,471	11.82	11.91	1,193,023	2.50	1.00	1.15	8.14	8.27
2019	62,143	10.93	11.00	680,768	2.73	1.00	1.15	7.79	8.06
2018	48,691	10.14	10.18	494,462	2.07	1.00	1.15	(1.93)	(1.93)
2017	54,353	10.34	10.38	562,900	2.84	1.00	1.15	2.07	2.27
American Funds Washington Mutual Investors FundSM (a)
2021	402,990	19.53	20.57	7,944,255	1.35	0.30	1.15	26.08	27.13
2020	345,269	15.49	16.18	5,392,371	1.69	0.30	1.15	7.20	8.16
2019	296,727	14.45	14.96	4,315,422	2.15	0.30	1.15	19.72	20.65
2018	210,851	12.07	12.40	2,558,647	2.24	0.30	1.15	(9.99)	(9.16)
2017	144,901	13.41	13.45	1,947,753	2.03	1.00	1.15	15.40	15.55
BlackRock Basic Value V.I. Fund
2021	2,485	16.37	16.52	40,920	1.07	1.00	1.15	20.01	20.15
2020	3,380	13.64	13.75	46,383	2.06	1.00	1.15	1.94	2.08
2019	3,319	13.38	13.47	44,626	2.22	1.00	1.15	22.08	22.34
2018	3,301	10.96	11.01	36,310	1.73	1.00	1.15	(9.20)	(9.01)
2017	1,025	12.07	12.10	12,375	0.40	1.00	1.15	6.81	6.89

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
BlackRock Capital Appreciation V.I. Fund
2021	69,284	32.18	29.45	2,348,930	N/A	0.65	1.65	18.92	20.11
2020	86,237	27.06	35.96	2,414,894	N/A	0.65	1.65	39.20	40.63
2019	93,118	19.44	25.57	1,928,286	N/A	0.65	1.65	29.43	30.66
2018	114,933	15.02	19.57	1,831,004	N/A	0.65	1.65	0.40	1.45
2017	118,027	14.96	19.29	1,891,420	N/A	0.65	1.65	30.77	32.12
BlackRock Equity Dividend V.I. Fund
2021	115,823	18.47	24.16	2,455,689	1.27	0.65	1.15	18.93	19.49
2020	138,448	15.53	20.22	2,470,632	1.96	0.65	1.15	2.37	2.90
2019	163,381	15.17	19.65	2,849,696	1.80	0.65	1.15	26.00	26.69
2018	164,431	12.04	15.51	2,296,027	1.67	0.65	1.15	(8.44)	(8.06)
2017	202,131	13.15	16.87	3,027,608	1.61	0.65	1.15	15.15	15.79
BlackRock Global Allocation V.I. Fund
2021	290,152	16.20	17.55	4,719,446	0.84	0.65	1.55	4.79	5.72
2020	294,750	15.46	16.60	4,500,940	1.22	0.65	1.55	18.83	19.94
2019	341,344	13.01	13.84	4,374,824	1.28	0.65	1.55	15.95	16.99
2018	387,348	11.22	11.83	4,235,752	0.80	0.65	1.55	(9.00)	(8.22)
2017	430,767	12.33	12.89	5,158,169	1.39	0.65	1.55	11.99	12.97
BlackRock High Yield V.I. Fund
2021	116,401	13.91	14.43	1,636,256	4.26	0.40	1.65	3.42	4.79
2020	109,610	13.18	13.77	1,480,266	5.04	0.40	1.25	5.69	6.58
2019	87,897	12.47	12.92	1,125,558	5.15	0.40	1.25	13.47	14.44
2018	110,941	11.30	11.29	1,241,387	5.23	0.40	1.65	(4.48)	(3.26)
2017	108,510	11.83	11.67	1,262,729	4.91	0.40	1.65	5.25	6.58
BlackRock Managed Volatility V.I. Fund
2021	1,767,384	10.00	10.34	18,167,369	0.67	0.65	1.55	(1.09)	(0.19)
2020	1,874,388	10.11	10.36	19,329,094	3.70	0.65	1.55	1.71	2.57
2019	1,967,580	9.94	10.10	19,811,671	3.13	0.65	1.55	0.30	1.20
2018	1,977,130	9.91	9.98	19,703,737	1.53	0.65	1.55	(0.90)	(0.20)
BlackRock S&P 500 Index V.I. Fund Class II
2021	331,960	23.80	25.07	7,961,515	1.20	0.30	1.15	26.87	27.91
2020	326,949	18.76	19.60	6,169,510	1.81	0.30	1.15	16.67	17.72
2019	330,477	16.08	16.65	5,335,413	2.57	0.30	1.15	29.68	30.79
2018	208,892	12.40	12.73	2,597,994	1.26	0.30	1.15	(5.85)	(5.07)
2017	82,864	13.17	13.41	1,092,595	2.49	0.30	1.15	19.95	20.92
BlackRock S&P 500 Index V.I. Fund Class III
2021	182,712	18.06	18.36	3,331,349	0.95	0.65	1.10	26.83	27.41
2020	241,941	14.06	14.41	3,470,604	1.47	0.65	1.55	16.10	17.15
2019	239,953	12.21	12.30	2,942,572	2.16	0.65	1.10	29.62	30.16
2018	209,875	9.42	9.45	1,981,085	0.87	0.65	1.10	(5.80)	(5.50)
BlackRock Total Return V.I. Fund
2021	105,368	11.38	11.46	1,210,270	1.39	0.65	1.15	(2.82)	(2.39)
2020	147,871	11.71	11.74	1,744,987	1.87	0.65	1.15	7.33	7.90
2019	120,967	10.91	10.88	1,328,009	2.62	0.65	1.15	7.81	8.47
2018	121,000	10.12	10.03	1,228,995	2.47	0.65	1.15	(1.84)	(1.38)
2017	132,625	10.34	10.17	1,370,467	2.22	0.65	1.00	2.17	2.52

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
BlackRock U.S. Government Bond V.I. Fund
2021	80,378	10.14	10.95	865,241	0.83	0.75	1.75	(3.52)	(2.58)
2020	116,435	10.51	11.24	1,292,405	1.47	0.75	1.75	4.16	5.24
2019	47,543	10.09	10.68	497,021	1.94	0.75	1.75	4.34	5.33
2018	14,802	9.67	10.04	146,814	1.82	0.75	1.75	(1.83)	(0.79)
2017	24,292	9.85	10.21	242,971	1.79	0.75	1.75	(0.51)	0.39
Calvert VP EAFE International Index Portfolio
2021	25,312	14.28	14.93	365,892	1.77	0.65	1.15	9.43	9.94
2020	69,525	13.05	13.58	933,964	3.37	0.65	1.15	6.36	6.85
2019	69,589	12.27	12.71	875,998	3.14	0.65	1.15	19.59	20.25
2018	43,688	10.26	10.57	450,405	2.49	0.65	1.15	(14.78)	(14.41)
2017	65,325	12.04	12.35	787,899	3.02	0.65	1.15	22.98	23.75
Calvert VP Investment Grade Bond Index Portfolio
2021	33,800	10.44	11.05	373,997	2.48	0.75	1.75	(3.78)	(2.81)
2020	33,358	10.85	11.37	380,930	2.89	0.75	1.75	5.24	6.36
2019	29,823	10.31	10.69	321,387	3.25	0.75	1.75	6.29	7.33
2018	29,521	9.70	9.96	297,237	3.23	0.75	1.75	(2.32)	(1.39)
2017	48,195	9.93	10.10	494,834	4.74	0.75	1.75	1.43	2.43
Calvert VP Nasdaq 100 Index Portfolio
2021	130,254	33.65	35.45	4,424,497	0.29	0.40	1.25	25.00	26.07
2020	130,184	26.92	27.13	3,532,043	0.45	1.10	1.25	45.99	46.25
2019	132,534	18.44	18.55	2,458,776	0.53	1.10	1.25	36.69	36.90
2018	129,028	13.49	13.55	1,748,255	0.55	1.10	1.25	(1.96)	(1.81)
2017	140,744	13.76	13.83	1,942,077	0.59	1.00	1.25	30.43	30.72
Calvert VP Russell 2000® Small Cap Index Portfolio
2021	114,049	19.03	19.86	2,216,018	0.76	0.65	1.15	13.00	13.55
2020	123,163	16.84	17.49	2,114,831	1.09	0.65	1.15	18.01	18.66
2019	135,335	14.27	14.74	1,965,955	1.12	0.65	1.15	23.44	23.97
2018	86,402	11.56	11.89	1,009,942	1.04	0.65	1.15	(12.49)	(11.99)
2017	104,381	13.21	13.51	1,386,655	1.07	0.65	1.15	12.81	13.34
Calvert VP S&P MidCap 400 Index Portfolio
2021	95,884	19.84	20.90	1,905,490	0.85	0.30	1.15	22.77	23.82
2020	104,710	16.16	16.88	1,688,355	1.24	0.30	1.15	11.83	12.76
2019	112,791	14.45	14.97	1,618,281	1.30	0.30	1.15	24.14	25.17
2018	82,505	11.64	11.96	954,702	1.52	0.30	1.15	(12.61)	(11.80)
2017	54,039	13.32	13.56	711,672	0.88	0.30	1.15	14.33	15.21
Delaware Ivy VIP Core Equity (a)
2021	550	23.15	23.15	12,722	0.54	1.00	1.00	27.69	27.69
2020	555	18.13	18.13	10,068	0.53	1.00	1.00	20.31	20.31
2019	544	15.07	15.07	8,195	0.57	1.00	1.00	29.80	29.80
2018	549	11.61	11.61	6,373	0.56	1.00	1.00	(5.53)	(5.53)
2017	211	12.29	12.29	2,596	0.43	1.00	1.00	19.55	19.55
Delaware Ivy VIP International Core Equity (a)
2021	123,196	13.93	13.93	1,716,539	1.05	1.00	1.00	12.98	12.98
2020	127,256	12.33	12.33	1,568,555	2.34	1.00	1.00	6.11	6.11
2019	131,392	11.54	11.62	1,526,137	1.56	1.00	1.15	17.28	17.61
2018	136,863	9.84	9.88	1,352,765	1.58	1.00	1.15	(18.74)	(18.68)
2017	145,740	12.11	12.15	1,770,346	1.29	1.00	1.15	21.71	21.99

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Delaware Ivy VIP Securian Real Estate Securities (a)
2021	2,706	17.74	18.51	48,236	0.92	0.30	1.00	42.26	43.27
2020	2,661	12.47	12.47	33,176	1.74	1.00	1.00	(4.08)	(4.08)
2019	2,772	13.00	13.00	36,039	1.58	1.00	1.00	23.22	23.22
2018	2,754	10.55	10.55	29,062	1.61	1.00	1.00	(6.55)	(6.55)
2017	2,786	11.25	11.29	31,454	0.53	1.00	1.15	4.17	4.34
Delaware Ivy VIP Value (a)
2021	409	18.28	18.28	7,473	1.87	1.00	1.00	29.92	29.92
2020	409	14.07	14.07	5,754	1.97	1.00	1.00	0.93	0.93
2019	409	13.94	13.94	5,706	0.80	1.00	1.00	25.13	25.13
2018	409	11.14	11.14	4,562	2.33	1.00	1.00	(8.16)	(8.16)
2017	—	12.10	12.32	—	N/A	N/A	N/A	N/A	N/A
DFA VA Global Bond Portfolio
2021	24,500	10.06	10.06	246,518	0.69	1.35	1.35	(2.42)	(2.42)
2020	29,477	10.25	10.31	303,790	0.02	1.35	1.50	0.00	0.10
2019	37,191	10.25	10.30	382,888	2.78	1.35	1.50	2.60	2.79
2018	30,551	9.99	10.02	305,992	0.83	1.35	1.50	0.20	0.40
2017	263,514	9.97	9.98	2,627,257	3.25	1.35	1.50	(0.30)	(0.20)
DFA VA International Value Portfolio
2021	18,843	12.23	12.23	230,540	3.68	1.35	1.35	16.48	16.48
2020	25,006	10.44	10.50	262,538	2.36	1.35	1.50	(3.24)	(3.05)
2019	31,755	10.79	10.83	343,982	3.67	1.35	1.50	14.18	14.24
2018	28,458	9.45	9.48	269,684	0.44	1.35	1.50	(18.32)	(18.21)
2017	233,224	11.57	11.59	2,699,578	5.11	1.35	1.50	15.70	15.90
DFA VA US Large Value Portfolio
2021	45,061	14.74	14.85	668,662	1.73	1.35	1.50	25.13	25.32
2020	44,923	11.78	11.85	532,149	2.23	1.35	1.50	(2.89)	(2.63)
2019	45,408	12.13	12.17	552,787	2.13	1.35	1.50	23.90	24.06
2018	47,388	9.79	9.81	464,823	1.01	1.35	1.50	(13.36)	(13.34)
2017	132,437	11.30	11.32	1,497,233	3.34	1.35	1.50	13.00	13.20
DFA VA US Targeted Value Portfolio
2021	13,117	15.46	15.46	202,773	1.22	1.35	1.35	37.79	37.79
2020	20,266	11.16	11.22	227,338	1.71	1.35	1.50	2.48	2.65
2019	26,965	10.89	10.93	294,824	1.49	1.35	1.50	20.73	20.91
2018	27,104	9.02	9.04	245,082	0.14	1.35	1.50	(17.10)	(17.06)
2017	266,803	10.88	10.90	2,904,294	1.97	1.35	1.50	8.80	9.00
FT VIP Franklin Global Real Estate VIP Fund
2021	2,619	14.66	15.31	39,833	1.26	0.40	1.10	25.41	26.32
2020	6,561	11.60	11.69	76,722	3.21	1.10	1.25	(6.60)	(6.48)
2019	5,512	12.42	12.50	68,866	2.69	1.10	1.25	20.82	21.12
2018	6,539	10.28	10.32	67,472	2.68	1.10	1.25	(7.89)	(7.86)
2017	6,357	11.16	11.20	71,160	3.96	1.10	1.25	9.09	9.27
FT VIP Franklin Income VIP Fund
2021	286,415	14.24	15.52	4,078,907	4.46	0.30	1.65	14.75	16.25
2020	300,552	12.41	13.35	3,698,060	6.38	0.30	1.65	(1.12)	0.23
2019	421,996	12.55	13.32	5,164,264	6.07	0.30	1.65	14.19	15.73
2018	267,522	10.99	11.51	2,881,455	4.67	0.30	1.65	(5.99)	(4.72)
2017	269,756	11.69	12.08	3,085,493	3.98	0.30	1.65	7.74	9.22

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
FT VIP Franklin Mutual Global Discovery VIP Fund
2021	4,079	14.18	14.18	57,818	2.52	1.00	1.00	17.87	17.87
2020	4,091	12.03	12.03	49,226	2.22	1.00	1.00	(5.50)	(5.50)
2019	4,102	12.73	12.73	52,233	1.46	1.00	1.00	23.00	23.00
2018	4,101	10.30	10.35	42,436	1.88	1.00	1.15	(12.34)	(12.21)
2017	6,529	11.75	11.79	76,860	1.97	1.00	1.15	7.31	7.47
FT VIP Franklin Mutual Shares VIP Fund
2021	111,920	13.62	18.41	1,877,479	2.73	0.65	1.65	17.11	18.24
2020	126,224	11.63	15.57	1,808,426	2.82	0.65	1.65	(6.74)	(5.75)
2019	138,789	12.47	16.52	2,123,888	1.57	0.65	1.65	20.48	21.65
2018	165,207	10.35	13.58	2,090,172	2.25	0.65	1.65	(10.70)	(9.77)
2017	178,911	11.59	15.05	2,543,743	2.11	0.65	1.65	6.53	7.58
FT VIP Franklin Rising Dividends VIP Fund
2021	117,204	22.91	24.30	2,952,797	0.89	0.30	1.65	24.58	26.23
2020	141,132	18.39	19.25	2,850,965	1.20	0.30	1.65	13.94	15.48
2019	147,325	16.14	16.67	2,601,722	1.25	0.30	1.65	26.99	28.83
2018	149,872	12.71	12.94	2,084,849	1.26	0.30	1.65	(6.68)	(5.48)
2017	187,642	12.69	13.69	2,761,864	1.52	0.30	1.65	18.38	20.09
FT VIP Franklin Small Cap Value VIP Fund
2021	81,824	17.19	18.56	1,577,772	0.90	0.65	1.65	23.14	24.31
2020	99,314	13.96	18.87	1,558,392	1.37	0.65	1.65	3.41	4.43
2019	104,512	13.50	18.07	1,586,033	0.96	0.65	1.65	24.08	25.40
2018	120,012	10.88	14.41	1,452,668	0.74	0.65	1.65	(14.40)	(13.56)
2017	159,604	12.71	16.67	2,233,762	0.44	0.65	1.65	8.73	9.89
FT VIP Franklin Strategic Income VIP Fund
2021	130,646	10.59	11.37	1,479,807	3.27	0.65	1.65	0.38	1.43
2020	166,434	10.49	11.68	1,837,694	4.69	0.65	1.65	1.65	2.64
2019	138,604	10.32	11.38	1,494,347	5.25	0.65	1.65	6.17	7.26
2018	102,072	9.72	10.61	1,033,522	2.36	0.65	1.65	(3.86)	(2.93)
2017	142,295	10.11	10.93	1,485,301	2.24	0.65	1.65	2.74	3.80
FT VIP Templeton Foreign Securities Fund
2021	88,661	11.18	11.37	983,002	1.67	0.65	1.15	2.85	3.46
2020	91,017	10.24	10.99	971,445	3.27	0.65	1.55	(2.85)	(1.96)
2019	87,659	10.54	11.21	956,499	1.47	0.65	1.55	10.83	11.76
2018	101,432	9.51	10.03	980,465	2.39	0.65	1.55	(16.87)	(16.07)
2017	72,749	9.59	11.95	845,745	1.72	0.65	1.65	14.71	15.79
FT VIP Templeton Global Bond Securities Fund
2021	358,905	8.98	9.57	3,179,837	N/A	0.65	1.15	(6.07)	(5.71)
2020	363,208	9.56	10.15	3,418,681	7.89	0.65	1.15	(6.46)	(5.93)
2019	420,299	10.22	10.79	4,221,913	6.57	0.65	1.15	0.69	1.22
2018	397,241	9.54	10.66	3,964,035	N/A	0.65	1.55	0.32	1.23
2017	360,772	10.36	10.53	3,547,492	N/A	0.65	1.65	0.10	1.06
FT VIP Templeton Growth Securities Fund
2021	58,424	11.51	14.96	810,730	0.96	0.65	1.10	3.79	4.18
2020	64,156	11.09	14.36	854,630	2.95	0.65	1.10	4.43	4.97
2019	72,816	10.15	13.68	930,458	2.72	0.65	1.65	13.03	14.19
2018	92,636	8.98	11.98	1,016,092	1.85	0.65	1.65	(16.23)	(15.46)
2017	103,660	10.72	14.17	1,355,726	1.46	0.65	1.65	16.40	17.59

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Global Atlantic American Funds® Managed Risk Portfolio
2021	14,845,510	14.56	16.09	232,575,883	1.10	0.65	1.65	9.31	10.36
2020	16,297,050	12.87	15.01	231,782,971	1.44	0.65	1.65	8.61	9.80
2019	17,796,931	11.85	13.67	230,883,738	1.74	0.65	1.65	14.83	15.95
2018	19,355,564	10.32	11.79	216,922,311	1.26	0.65	1.65	(6.27)	(5.38)
2017	20,253,705	11.01	12.46	240,384,678	1.24	0.65	1.65	12.23	13.38
Global Atlantic Balanced Managed Risk Portfolio (b)
2021	8,474,185	13.47	14.54	119,407,795	0.88	0.65	1.65	7.25	8.27
2020	6,302,272	11.99	13.78	82,783,464	1.62	0.65	1.65	6.96	8.08
2019	6,848,169	11.21	12.75	83,406,035	1.55	0.65	1.65	12.44	13.54
2018	7,613,253	9.97	11.23	81,758,766	1.19	0.65	1.65	(7.17)	(6.26)
2017	8,350,810	10.74	11.98	95,885,441	1.22	0.65	1.65	9.93	11.03
Global Atlantic Blackrock Selects Managed Risk Portfolio
2021	17,687,819	13.34	13.48	235,614,495	1.34	0.65	1.65	8.54	9.68
2020	19,889,373	11.16	12.87	241,795,408	1.55	0.65	1.65	8.98	10.09
2019	22,056,429	10.24	11.69	243,797,003	0.49	0.65	1.65	13.40	14.50
2018	25,017,622	9.03	10.21	241,733,071	1.71	0.65	1.65	(9.34)	(8.43)
2017	27,099,551	9.96	11.15	285,793,861	0.63	0.65	1.65	10.79	11.84
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
2021	17,464,564	15.49	17.28	284,657,139	0.82	0.35	1.70	14.91	16.44
2020	19,548,150	12.92	14.84	275,123,900	1.39	0.35	1.70	5.73	7.15
2019	22,139,100	12.22	13.85	292,260,386	1.23	0.35	1.70	18.30	20.02
2018	23,894,453	10.33	11.54	264,211,414	0.95	0.35	1.70	(7.35)	(6.18)
2017	25,557,465	11.15	12.30	302,709,105	1.02	0.35	1.70	13.31	14.85
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio (b)
2021	—	13.05	13.09	—	N/A	0.70	1.70	7.05	7.65
2020	2,847,587	11.58	12.77	35,151,228	0.91	0.70	1.70	8.22	9.33
2019	2,882,418	10.70	11.68	32,584,669	0.93	0.70	1.70	12.28	13.40
2018	3,084,447	9.53	10.30	30,728,580	0.44	0.70	1.70	(7.30)	(6.36)
2017	3,257,887	10.28	11.00	34,638,288	0.32	0.70	1.70	6.20	7.21
Global Atlantic Growth Managed Risk Portfolio
2021	28,172,885	14.40	15.12	414,253,942	0.79	0.70	1.70	12.76	13.94
2020	31,863,307	11.82	13.38	412,251,295	1.48	0.70	1.70	5.16	6.27
2019	35,382,486	11.24	12.59	431,471,240	1.37	0.70	1.70	15.16	16.25
2018	40,321,048	9.76	10.83	423,487,524	1.02	0.70	1.70	(8.96)	(7.99)
2017	42,812,341	10.72	11.77	489,552,168	1.33	0.70	1.70	15.64	16.88
Global Atlantic Moderate Growth Managed Risk Portfolio
2021	9,586,950	13.34	15.22	141,165,551	0.90	0.65	1.65	10.07	11.26
2020	10,642,057	12.12	13.68	141,169,989	1.50	0.65	1.65	6.32	7.38
2019	11,575,974	11.40	12.74	143,219,361	1.43	0.65	1.65	14.11	15.19
2018	12,637,726	9.99	11.06	135,965,879	1.08	0.65	1.65	(8.10)	(7.14)
2017	13,190,458	10.87	11.91	153,132,377	1.19	0.65	1.65	12.64	13.75
Global Atlantic PIMCO Tactical Allocation Portfolio (b)
2021	—	12.93	13.77	—	0.91	0.75	1.75	5.12	5.76
2020	2,216,032	12.30	13.56	29,094,430	1.80	0.75	1.75	6.68	7.79
2019	2,202,408	11.53	12.58	26,889,801	1.03	0.75	1.75	16.35	17.46
2018	2,342,320	9.91	10.71	24,351,414	1.01	0.75	1.75	(8.24)	(7.27)
2017	2,282,598	10.80	11.55	25,502,273	0.34	0.75	1.75	12.97	14.02

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Global Atlantic Select Advisor Managed Risk Portfolio
2021	6,729,751	14.61	16.06	105,530,252	1.20	0.70	1.70	11.44	12.54
2020	7,740,223	12.56	14.61	108,087,109	1.79	0.70	1.70	4.84	5.87
2019	8,656,989	11.98	13.80	114,363,467	1.13	0.70	1.70	17.91	19.17
2018	9,704,195	10.16	11.58	107,785,968	0.93	0.70	1.70	(7.64)	(6.69)
2017	10,051,004	11.00	12.41	119,942,963	1.21	0.70	1.70	13.05	14.17
Global Atlantic Wellington Research Managed Risk Portfolio (b)
2021	29,379,776	15.10	16.43	485,256,723	0.57	0.30	1.65	10.54	12.07
2020	30,645,911	13.36	16.09	455,767,858	0.93	0.65	1.65	9.33	10.43
2019	33,205,730	12.22	14.57	448,463,815	0.93	0.65	1.65	17.39	18.55
2018	36,332,745	10.41	12.29	414,883,003	0.66	0.65	1.65	(6.64)	(5.68)
2017	39,393,856	11.15	13.03	478,679,432	0.55	0.65	1.65	12.17	13.21
Goldman Sachs VIT Core Fixed Income Fund
2021	170,830	11.28	11.39	1,944,691	1.13	1.15	1.30	(3.51)	(3.31)
2020	180,918	11.69	11.78	2,130,943	2.00	1.15	1.30	7.94	8.17
2019	184,925	10.83	10.89	2,014,091	2.54	1.15	1.30	7.65	7.72
2018	194,677	10.06	10.11	1,967,729	3.42	1.15	1.30	(2.14)	(1.94)
2017	211,793	10.28	10.31	2,183,799	2.60	1.15	1.30	1.78	1.98
Goldman Sachs VIT Growth Opportunities Fund
2021	5,318	24.78	25.01	132,556	N/A	1.00	1.15	10.18	10.37
2020	3,929	22.49	22.66	88,999	N/A	1.00	1.15	42.70	42.88
2019	3,615	15.76	15.86	57,312	N/A	1.00	1.15	32.55	32.72
2018	5,324	11.89	11.95	63,511	N/A	1.00	1.15	(5.48)	(5.31)
2017	2,069	12.62	12.62	26,107	N/A	1.00	1.00	25.70	25.70
Goldman Sachs VIT High Quality Floating Rate Fund
2021	14,523	9.87	10.21	144,793	0.03	0.65	1.15	(1.20)	(0.68)
2020	12,938	9.99	10.28	130,410	0.56	0.65	1.15	(0.79)	(0.29)
2019	12,657	10.07	10.31	128,374	1.73	0.65	1.15	0.70	1.18
2018	35,620	10.00	10.19	356,932	1.91	0.65	1.15	0.20	0.79
2017	16,838	9.98	10.11	168,558	1.32	0.65	1.15	0.10	0.60
Goldman Sachs VIT International Equity Insights Fund
2021	14,917	13.45	13.78	205,067	2.66	0.65	1.00	10.70	11.04
2020	13,127	12.41	12.41	162,877	1.41	0.65	0.65	5.89	5.89
2019	12,780	11.72	11.72	149,797	2.39	0.65	0.65	17.43	17.43
2018	10,727	9.98	9.98	107,044	1.60	0.65	0.65	(17.11)	(17.11)
2017	8,825	11.92	12.04	106,222	1.37	0.65	1.00	24.95	25.42
Goldman Sachs VIT Mid Cap Value Fund
2021	14,551	18.73	18.91	275,096	0.22	1.00	1.15	29.08	29.25
2020	13,444	14.51	14.63	196,604	0.46	1.00	1.15	6.93	7.18
2019	13,201	13.57	13.65	180,217	0.57	1.00	1.15	29.73	29.88
2018	13,351	10.46	10.51	140,354	0.24	1.00	1.15	(11.73)	(11.61)
2017	53,982	11.85	11.89	640,441	0.65	1.00	1.15	9.52	9.69
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2021	7,531	10.24	10.60	77,666	1.31	0.65	1.10	3.43	3.92
2020	7,552	9.90	10.20	75,167	1.67	0.65	1.10	5.43	5.92
2019	10,363	9.39	9.63	97,828	2.48	0.65	1.10	7.44	7.96
2018	10,991	8.74	8.92	96,473	2.15	0.65	1.10	(8.10)	(7.76)
2017	12,553	9.51	9.67	119,835	1.93	0.65	1.10	3.93	4.54

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT Small Cap Equity Insights Fund
2021	36,406	19.00	19.18	697,847	0.24	1.00	1.15	22.11	22.32
2020	29,518	15.56	15.68	462,713	N/A	1.00	1.15	7.09	7.25
2019	26,598	14.62	14.62	388,823	0.22	1.00	1.00	23.27	23.27
2018	26,747	11.86	11.86	317,130	0.21	1.00	1.00	(9.74)	(9.74)
2017	18,801	13.14	13.14	246,967	0.43	1.00	1.00	10.14	10.14
Goldman Sachs VIT Trend Driven Allocation Fund (a)
2021	43,560	14.34	14.25	623,126	N/A	0.65	1.00	15.00	15.38
2020	33,298	12.47	12.35	414,316	0.19	0.65	1.00	3.06	3.43
2019	56,442	12.10	11.94	677,880	1.70	0.65	1.00	10.81	11.28
2018	31,870	10.51	10.73	346,809	0.60	0.65	1.10	(5.40)	(4.96)
2017	38,485	11.11	11.29	439,534	0.40	0.65	1.10	11.88	12.34
Goldman Sachs VIT U.S. Equity Insights Fund
2021	158,340	22.70	22.70	3,594,851	0.58	1.00	1.00	27.82	27.82
2020	160,845	17.76	17.76	2,856,750	0.64	1.00	1.00	16.15	16.15
2019	175,631	15.29	15.29	2,685,594	1.07	1.00	1.00	23.71	23.71
2018	173,476	12.36	12.36	2,144,691	0.95	1.00	1.00	(7.35)	(7.35)
2017	178,109	13.34	13.34	2,375,209	1.33	1.00	1.00	22.61	22.61
Hartford Capital Appreciation HLS Fund
2021	103,109	20.30	21.92	2,438,148	0.22	0.70	1.70	12.53	13.69
2020	114,387	18.04	25.45	2,374,802	0.68	0.70	1.70	19.55	20.79
2019	130,096	15.09	21.07	2,289,769	0.77	0.70	1.70	28.75	30.06
2018	227,188	11.72	16.20	2,876,359	0.64	0.70	1.70	(8.72)	(7.85)
2017	247,415	12.84	17.58	3,394,785	0.87	0.70	1.70	19.78	20.99
Hartford Disciplined Equity HLS Fund
2021	47,337	13.96	14.12	666,437	0.33	0.65	1.55	23.32	24.41
2020	48,680	11.32	11.35	552,130	0.17	0.65	1.55	13.20	13.50
Hartford Dividend and Growth HLS Fund
2021	95,209	21.93	30.40	2,622,560	1.00	0.65	1.65	29.53	30.81
2020	116,278	16.93	23.24	2,436,445	1.89	0.65	1.65	5.68	6.75
2019	102,535	16.02	21.77	2,015,375	1.41	0.65	1.65	26.24	27.46
2018	166,749	12.69	17.08	2,428,822	1.61	0.65	1.65	(7.10)	(6.15)
2017	185,171	13.66	18.20	2,872,276	1.41	0.65	1.65	16.16	17.34
Hartford International Opportunities HLS Fund
2021	64,472	16.80	18.20	1,046,087	0.74	0.65	1.55	5.93	6.87
2020	67,913	15.86	17.03	1,033,469	1.61	0.65	1.55	18.18	19.26
2019	76,678	13.42	14.28	980,218	1.75	0.65	1.55	24.26	25.37
2018	62,631	10.80	11.39	667,198	1.68	0.65	1.55	(20.24)	(19.51)
2017	65,346	13.54	14.15	859,008	1.14	0.65	1.55	23.09	24.23
Hartford Total Return Bond HLS Fund
2021	242,552	11.28	12.34	2,931,110	2.20	0.70	1.70	(2.84)	(1.83)
2020	294,591	11.61	12.67	3,607,953	3.25	0.70	1.70	6.91	7.92
2019	290,834	10.86	11.74	3,319,103	4.21	0.70	1.70	8.38	9.62
2018	209,597	10.02	10.71	2,194,403	3.45	0.70	1.70	(2.53)	(1.65)
2017	276,228	10.28	10.89	2,947,569	3.01	0.70	1.70	3.01	4.11

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco Oppenheimer V.I. International Growth Fund
2021	14,448	15.80	16.64	231,516	N/A	0.30	1.15	8.89	9.76
2020	14,667	14.51	14.62	214,201	0.62	1.00	1.15	19.62	19.84
2019	17,375	12.13	12.20	211,830	0.76	1.00	1.15	26.49	26.69
2018	17,057	9.59	9.63	164,122	0.62	1.00	1.15	(20.48)	(20.41)
2017	12,249	12.06	12.10	148,040	0.65	1.00	1.15	24.97	25.26
Invesco V.I. Balanced-Risk Allocation Fund
2021	127,630	13.66	15.46	1,851,697	3.02	0.30	1.65	7.47	8.95
2020	132,062	12.71	14.19	1,768,621	8.16	0.30	1.65	8.17	9.66
2019	224,310	11.75	12.94	2,785,907	N/A	0.30	1.65	13.09	14.51
2018	138,934	10.39	11.30	1,506,183	1.27	0.30	1.65	(8.30)	(7.00)
2017	156,772	10.83	12.15	1,836,739	3.69	0.30	1.65	7.98	9.56
Invesco V.I. Comstock Fund
2021	29,043	18.07	18.07	524,908	1.70	1.00	1.00	31.71	31.71
2020	6,429	13.72	13.72	88,217	2.25	1.00	1.00	(2.07)	(2.07)
2019	5,662	14.01	14.01	79,333	1.72	1.00	1.00	23.65	23.65
2018	5,662	11.33	11.33	64,135	1.45	1.00	1.00	(13.25)	(13.25)
2017	5,662	13.06	13.06	73,926	3.83	1.00	1.00	16.40	16.40
Invesco V.I. Core Equity Fund
2021	36,348	18.01	24.45	814,515	0.45	0.65	1.65	25.33	26.55
2020	34,553	14.37	19.32	610,837	1.13	0.65	1.65	11.66	12.85
2019	33,681	12.87	17.12	526,895	0.16	0.65	1.65	26.55	27.86
2018	39,654	10.17	13.39	488,741	N/A	0.65	1.65	(11.02)	(10.19)
2017	59,978	11.43	14.91	847,598	0.74	0.65	1.65	10.97	12.11
Invesco V.I. Discovery Mid Cap Growth Fund (a)
2021	21,827	27.13	27.93	595,838	N/A	0.65	1.00	17.60	18.05
2020	22,744	23.07	23.66	527,510	N/A	0.65	1.00	38.81	39.34
2019	24,080	16.62	16.98	402,334	N/A	0.65	1.00	37.70	38.05
2018	23,250	12.07	12.30	282,131	N/A	0.65	1.00	(7.30)	(6.89)
2017	6,376	13.02	13.21	84,159	N/A	0.65	1.00	27.27	27.63
Invesco V.I. Equity and Income Fund
2021	42,528	16.40	16.56	703,897	1.56	1.00	1.15	16.98	17.20
2020	48,175	14.02	14.13	680,537	2.29	1.00	1.15	8.35	8.53
2019	47,646	12.94	13.02	620,023	2.38	1.00	1.15	18.72	18.90
2018	46,379	10.90	10.95	508,062	1.89	1.00	1.15	(10.80)	(10.69)
2017	66,049	12.22	12.26	808,757	1.08	1.00	1.15	9.50	9.66
Invesco V.I. Global Fund (a)
2021	5,982	21.02	21.22	126,436	N/A	1.00	1.15	13.87	14.02
2020	8,029	18.46	18.61	149,041	0.42	1.00	1.15	25.84	26.08
2019	7,781	14.67	14.76	114,613	0.80	1.00	1.15	29.94	30.16
2018	4,076	11.29	11.34	46,200	0.83	1.00	1.15	(14.34)	(14.29)
2017	1,365	13.23	13.23	18,050	0.35	1.00	1.00	35.00	35.00
Invesco V.I. Global Real Estate Fund
2021	24,189	13.03	13.29	319,941	2.28	0.65	1.00	24.21	24.67
2020	31,988	10.49	10.66	338,981	4.89	0.65	1.00	(13.45)	(13.12)
2019	29,087	12.12	12.27	355,373	3.38	0.65	1.00	21.44	21.85
2018	30,305	9.94	10.07	304,486	3.75	0.65	1.15	(7.36)	(6.93)
2017	28,394	10.73	10.82	306,706	3.74	0.65	1.15	11.42	12.01

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. Government Money Market Fund
2021	686,160	9.46	9.87	6,688,489	0.01	0.75	1.75	(1.77)	(0.70)
2020	479,611	9.63	10.09	4,732,333	0.29	0.75	1.75	(1.43)	(0.39)
2019	511,309	9.77	10.13	5,069,520	1.85	0.75	1.75	0.10	1.10
2018	514,302	9.42	10.02	5,022,271	1.44	0.75	1.75	(0.21)	0.80
2017	1,510,389	9.44	9.94	14,775,488	0.61	0.75	1.75	(1.26)	(0.20)
Invesco V.I. International Growth Fund
2021	88,746	13.93	16.77	1,432,345	1.07	0.65	1.10	4.50	4.88
2020	94,185	14.89	15.99	1,454,911	2.11	0.65	1.55	12.04	13.00
2019	99,727	13.29	14.15	1,367,156	1.27	0.65	1.55	26.21	27.48
2018	115,598	10.53	11.10	1,248,070	1.69	0.65	1.55	(16.49)	(15.78)
2017	138,923	12.61	13.18	1,788,674	1.20	0.65	1.55	20.79	21.92
Invesco V.I. Main Street Mid Cap Fund® (a)
2021	47,199	16.43	21.93	873,714	0.24	0.65	1.65	20.90	22.04
2020	55,144	13.59	17.97	835,834	0.49	0.65	1.65	7.09	8.25
2019	63,774	12.69	16.60	890,919	0.23	0.65	1.65	23.08	24.25
2018	75,877	10.31	13.36	852,110	0.11	0.65	1.65	(13.07)	(12.22)
2017	84,091	11.86	15.22	1,077,439	0.32	0.65	1.65	12.74	13.92
Invesco V.I. Main Street Small Cap Fund® (a)
2021	21,523	20.43	20.94	444,249	0.20	0.65	1.15	20.82	21.46
2020	17,104	16.91	17.24	291,816	0.38	0.65	1.15	18.25	18.90
2019	14,467	14.30	14.50	208,327	N/A	0.65	1.15	24.78	25.32
2018	11,870	11.46	11.57	136,729	0.06	0.65	1.15	(11.57)	(11.14)
2017	10,691	12.96	13.02	139,029	0.80	0.65	1.15	12.60	13.22
Invesco V.I. Small Cap Equity Fund
2021	52,817	18.39	19.85	1,117,210	0.00	0.65	1.65	18.11	19.29
2020	57,566	15.57	20.31	1,026,447	0.03	0.65	1.65	24.86	26.07
2019	64,948	12.47	16.11	910,099	N/A	0.65	1.65	24.20	25.47
2018	84,589	10.04	12.84	939,376	N/A	0.65	1.65	(16.68)	(15.80)
2017	80,585	12.05	15.25	1,074,626	N/A	0.65	1.65	11.88	12.96
Lord Abbett Bond Debenture Portfolio
2021	317,442	12.94	14.26	4,404,110	2.90	0.30	1.65	1.57	2.96
2020	318,097	12.74	13.85	4,312,528	4.05	0.30	1.65	5.55	6.95
2019	288,365	12.07	12.95	3,677,427	4.04	0.30	1.65	11.55	13.00
2018	308,246	10.82	11.46	3,497,055	4.49	0.30	1.65	(5.67)	(4.26)
2017	300,277	11.47	11.97	3,574,766	5.12	0.30	1.65	7.50	8.82
Lord Abbett Fundamental Equity Portfolio
2021	74,547	21.55	23.34	1,679,600	0.80	0.65	1.55	25.36	26.44
2020	94,082	17.19	18.46	1,681,110	1.27	0.65	1.55	0.23	1.15
2019	88,085	17.15	18.25	1,554,575	1.25	0.65	1.55	19.60	20.70
2018	98,698	14.34	15.12	1,447,716	1.43	0.65	1.55	(9.53)	(8.75)
2017	110,429	15.85	16.57	1,775,901	1.03	0.65	1.55	10.84	11.88
Lord Abbett Growth Opportunities Portfolio
2021	43,778	29.80	25.67	1,184,888	N/A	0.65	1.55	4.82	5.77
2020	63,957	28.43	30.52	1,604,854	N/A	0.65	1.55	37.28	38.48
2019	65,077	20.71	22.04	1,188,645	N/A	0.65	1.55	34.22	35.46
2018	61,559	15.43	16.27	856,428	N/A	0.65	1.55	(4.40)	(3.50)
2017	60,139	16.14	16.86	877,129	N/A	0.65	1.55	21.08	22.09

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Lord Abbett Mid Cap Stock Portfolio
2021	19,022	15.79	15.94	303,069	0.58	1.00	1.15	27.24	27.42
2020	6,610	12.41	12.51	82,600	1.14	1.00	1.15	1.31	1.46
2019	6,187	12.25	12.33	76,199	0.60	1.00	1.15	21.29	21.48
2018	18,497	10.10	10.15	187,732	1.72	1.00	1.15	(16.04)	(15.91)
2017	5,333	12.07	12.07	64,365	0.97	1.00	1.00	5.78	5.78
Lord Abbett Short Duration Income Portfolio
2021	159,409	10.82	11.40	1,743,509	2.36	0.30	1.15	(0.55)	0.35
2020	141,791	10.88	11.04	1,554,999	2.58	0.65	1.15	1.97	2.51
2019	117,612	10.67	10.77	1,261,628	5.15	0.65	1.15	3.89	4.36
2018	13,888	10.27	10.32	142,962	0.31	0.65	1.15	0.00	0.49
2017	306,101	10.10	10.27	3,146,550	5.80	0.65	1.65	0.50	1.58
MFS® Blended Research® Core Equity Portfolio
2021	8,705	21.60	21.60	188,040	0.95	1.00	1.00	27.89	27.89
2020	5,745	16.89	16.89	97,025	1.58	1.00	1.00	13.89	13.89
2019	2,531	14.83	14.83	37,516	1.26	1.00	1.00	27.62	27.62
2018	2,534	11.62	11.62	29,444	0.98	1.00	1.00	(8.93)	(8.93)
2017	7,806	12.76	12.76	99,578	0.96	1.00	1.00	19.36	19.36
MFS® Blended Research® Small Cap Equity Portfolio
2021	21,867	20.19	21.27	445,916	0.73	0.30	1.15	27.70	28.83
2020	21,650	15.81	15.84	344,341	0.64	0.65	1.15	0.96	1.47
2019	18,610	15.66	15.61	292,514	0.50	0.65	1.15	24.98	25.58
2018	19,749	12.53	12.43	247,838	0.59	0.65	1.15	(6.49)	(5.98)
2017	10,832	13.44	13.22	144,856	0.43	0.65	1.00	13.51	13.97
MFS® Global Real Estate Portfolio
2021	9,528	18.88	18.88	179,914	1.06	1.00	1.00	28.61	28.61
2020	9,761	14.68	14.68	143,337	4.15	1.00	1.00	0.14	0.14
2019	9,367	14.66	14.66	137,355	2.94	1.00	1.00	25.41	25.41
2018	8,427	11.69	11.69	98,538	3.21	1.00	1.00	(4.34)	(4.34)
2017	8,544	12.18	12.22	104,395	4.18	1.00	1.15	11.74	12.01
MFS® Growth Series
2021	178,856	31.73	44.06	6,434,477	N/A	0.65	1.65	21.25	22.46
2020	208,167	26.17	35.98	6,069,920	N/A	0.65	1.65	29.36	30.65
2019	225,533	20.23	27.54	5,248,271	N/A	0.65	1.65	35.50	36.88
2018	241,048	14.93	20.12	4,107,782	N/A	0.65	1.65	0.74	1.77
2017	262,169	14.82	19.77	4,378,206	N/A	0.65	1.65	28.98	30.24
MFS® International Intrinsic Value Portfolio
2021	73,967	18.36	24.52	1,548,294	0.14	0.65	1.65	8.51	9.56
2020	74,815	16.92	22.38	1,442,113	0.80	0.65	1.65	18.24	19.42
2019	88,071	14.31	18.74	1,427,488	1.39	0.65	1.65	23.58	24.85
2018	100,601	11.58	15.01	1,299,572	0.86	0.65	1.65	(11.20)	(10.33)
2017	131,036	13.04	16.74	1,850,242	1.29	0.65	1.65	24.78	26.05
MFS® Investors Trust Series
2021	20,643	23.91	31.00	603,316	0.40	0.65	1.10	25.12	25.66
2020	28,419	19.11	24.67	650,208	0.43	0.65	1.10	12.35	12.91
2019	29,966	17.01	21.85	608,475	0.45	0.65	1.10	29.85	30.37
2018	39,754	13.10	16.76	610,137	0.44	0.65	1.10	(6.76)	(6.32)
2017	42,997	14.05	17.89	704,301	0.56	0.65	1.10	21.75	22.20

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
MFS® Mid Cap Growth Series
2021	12,139	26.76	28.19	330,827	N/A	0.30	1.15	12.58	13.53
2020	12,316	23.77	24.34	296,371	N/A	0.65	1.15	34.52	35.22
2019	12,414	17.67	18.00	221,442	N/A	0.65	1.15	36.76	37.40
2018	13,245	12.92	13.10	172,258	N/A	0.65	1.15	(0.23)	0.31
2017	8,874	12.95	13.06	115,366	N/A	0.65	1.15	25.24	25.82
MFS® Mid Cap Value Portfolio
2021	88,964	18.78	19.78	1,685,667	0.74	0.30	1.15	29.16	30.22
2020	84,874	14.54	14.35	1,242,698	0.99	0.65	1.15	2.47	3.02
2019	93,127	14.19	13.93	1,328,238	1.00	0.65	1.15	29.23	29.82
2018	93,042	10.98	10.73	1,025,132	0.70	0.65	1.15	(12.65)	(12.19)
2017	90,066	12.57	12.22	1,133,907	1.28	0.65	1.15	12.13	12.73
MFS® New Discovery Series
2021	64,445	24.53	25.13	1,753,246	N/A	0.65	1.65	(0.12)	0.92
2020	89,142	24.56	31.36	2,389,383	N/A	0.65	1.65	43.21	44.65
2019	92,273	17.15	21.68	1,730,504	N/A	0.65	1.65	38.98	40.32
2018	90,035	12.34	15.45	1,221,172	N/A	0.65	1.65	(3.29)	(2.34)
2017	83,285	12.76	15.82	1,176,167	N/A	0.65	1.65	24.25	25.56
MFS® Research International Portfolio
2021	4,931	16.18	16.18	79,761	0.68	1.00	1.00	10.22	10.22
2020	5,099	14.68	14.68	74,871	1.86	1.00	1.00	11.55	11.55
2019	1,822	13.16	13.16	23,974	1.24	1.00	1.00	26.42	26.42
2018	1,825	10.41	10.41	19,003	1.21	1.00	1.00	(15.16)	(15.16)
2017	1,829	12.27	12.27	22,452	1.95	1.00	1.00	26.63	26.63
MFS® Total Return Bond Series
2021	7,143	11.64	11.75	83,697	2.54	1.05	1.20	(2.27)	(2.08)
2020	10,610	11.91	12.00	127,134	3.34	1.05	1.20	6.91	7.05
2019	9,168	11.14	11.21	102,649	3.12	1.05	1.20	8.58	8.73
2018	8,348	10.26	10.31	85,941	3.06	1.05	1.20	(2.47)	(2.37)
2017	8,073	10.52	10.56	85,155	3.21	1.05	1.20	2.94	3.13
MFS® Utilities Series
2021	17,217	17.34	17.50	300,958	1.56	1.00	1.15	12.52	12.69
2020	9,824	15.41	15.53	152,310	2.16	1.00	1.15	4.40	4.58
2019	10,549	14.76	14.85	156,479	3.75	1.00	1.15	23.41	23.54
2018	10,931	11.96	12.02	131,246	0.87	1.00	1.15	(0.33)	(0.17)
2017	9,771	12.00	12.04	117,577	4.38	1.00	1.15	13.10	13.37
MFS® Value Series
2021	79,591	19.09	26.38	1,890,050	1.15	0.65	1.65	23.16	24.32
2020	96,056	15.50	21.22	1,863,292	1.31	0.65	1.65	1.51	2.56
2019	125,480	15.27	20.69	2,314,136	2.08	0.65	1.65	27.36	28.67
2018	124,863	11.99	16.08	1,829,871	1.26	0.65	1.65	(11.84)	(10.91)
2017	140,983	13.60	18.05	2,311,172	1.75	0.65	1.65	15.45	16.60
PIMCO All Asset Portfolio
2021	15,428	13.14	16.40	222,343	10.87	0.30	1.65	14.16	15.74
2020	17,200	11.51	14.17	214,880	4.80	0.30	1.65	6.08	7.59
2019	20,665	10.85	13.17	241,281	2.52	0.30	1.65	9.93	11.42
2018	41,599	9.87	11.82	438,375	3.07	0.30	1.65	(6.97)	(5.74)
2017	44,617	10.61	12.54	498,394	4.53	0.30	1.65	11.57	12.97

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
PIMCO CommodityRealReturn® Strategy Portfolio
2021	5,683	13.27	13.39	76,046	3.19	1.15	1.30	31.39	31.53
2020	12,741	10.10	10.18	129,630	6.26	1.15	1.30	(0.10)	0.10
2019	13,979	10.11	10.17	142,145	4.00	1.15	1.30	9.89	10.06
2018	8,356	9.20	9.24	77,185	1.97	1.15	1.30	(15.29)	(15.15)
2017	8,071	10.86	10.89	87,911	10.50	1.15	1.30	0.74	0.83
PIMCO Dynamic Bond Portfolio
2021	11,906	11.44	12.06	138,972	2.00	0.30	1.15	0.00	0.92
2020	8,616	11.44	11.53	99,284	2.68	1.00	1.15	3.53	3.69
2019	8,101	11.05	11.12	90,057	4.73	1.00	1.15	3.56	3.73
2018	2,378	10.67	10.72	25,449	2.74	1.00	1.15	(0.19)	0.00
2017	2,342	10.69	10.72	25,100	1.59	1.00	1.15	3.69	3.78
PIMCO Emerging Markets Bond Portfolio
2021	12,907	12.82	13.50	167,756	4.40	0.30	1.15	(3.75)	(2.95)
2020	15,891	13.32	13.91	213,993	4.49	0.30	1.15	5.38	6.26
2019	15,933	12.64	13.09	203,185	4.31	0.30	1.15	13.36	14.32
2018	16,489	11.15	11.45	185,101	4.02	0.30	1.15	(5.91)	(5.14)
2017	17,029	11.85	12.07	202,741	4.87	0.30	1.15	8.52	9.43
PIMCO Global Core Asset Allocation Portfolio
2021	2,274	15.88	15.88	36,111	2.32	1.15	1.15	11.28	11.28
2020	2,274	14.27	14.27	32,440	7.82	1.15	1.15	15.36	15.36
2019	2,274	12.37	12.37	28,116	2.09	1.15	1.15	15.72	15.72
2018	2,274	10.69	10.69	24,317	1.53	1.15	1.15	(6.72)	(6.72)
2017	2,274	11.46	11.46	26,062	2.12	1.15	1.15	12.68	12.68
PIMCO High Yield Portfolio
2021	7,603	11.91	11.99	90,962	4.34	1.00	1.15	2.32	2.48
2020	6,703	11.64	11.70	78,262	4.73	1.00	1.15	4.49	4.56
2019	6,626	11.14	11.19	74,011	4.87	1.00	1.15	13.33	13.49
2018	10,368	9.83	9.86	102,166	4.98	1.00	1.15	(3.91)	(3.71)
2017	9,493	10.23	10.24	97,194	3.25	1.00	1.15	2.30	2.40
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
2021	36,588	11.56	11.54	423,113	1.50	0.65	1.00	(3.10)	(2.70)
2020	38,599	11.93	11.86	460,285	5.85	0.65	1.00	4.47	4.77
2019	39,545	11.35	11.32	451,653	1.67	0.65	1.15	5.68	6.19
2018	39,218	10.74	10.66	422,979	1.21	0.65	1.15	0.85	1.33
2017	41,210	10.34	10.52	440,048	5.18	0.65	1.65	0.98	2.04
PIMCO Real Return Portfolio
2021	7,671	12.48	12.43	95,567	4.99	0.80	1.30	4.17	4.63
2020	4,456	12.08	11.88	53,001	1.33	0.80	1.15	10.32	10.72
2019	4,475	10.88	10.73	48,091	1.52	0.80	1.30	6.98	7.41
2018	6,180	10.17	9.99	61,994	2.36	0.80	1.30	(3.60)	(3.01)
2017	5,452	10.55	10.30	56,353	2.42	0.80	1.30	2.23	2.69
PIMCO StocksPLUS® Global Portfolio
2021	37,312	15.66	20.41	747,057	0.07	0.65	1.10	18.01	18.52
2020	45,345	13.27	17.22	765,169	1.13	0.65	1.10	11.79	12.33
2019	59,370	11.87	15.33	896,926	1.51	0.65	1.10	26.14	26.69
2018	70,456	9.41	12.10	838,334	1.52	0.65	1.10	(11.73)	(11.36)
2017	75,299	10.66	13.65	1,012,108	3.31	0.65	1.10	21.69	22.20

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (continued)
December 31, 2021

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
PIMCO Total Return Portfolio
2021	313,525	11.08	12.04	3,648,422	1.72	0.45	1.80	(3.15)	(1.79)
2020	393,336	11.44	12.22	4,694,782	1.98	0.80	1.80	6.62	7.67
2019	310,593	10.73	11.35	3,461,767	2.89	0.80	1.80	6.34	7.38
2018	244,817	10.09	10.57	2,531,309	2.38	0.80	1.80	(2.42)	(1.40)
2017	426,151	10.34	10.72	4,498,627	1.92	0.80	1.80	2.99	3.98
Putnam VT Global Asset Allocation Fund
2021	1,282	15.97	15.97	20,480	0.68	1.00	1.00	12.78	12.78
2020	1,282	14.16	14.16	18,153	1.82	1.00	1.00	11.23	11.23
2019	1,282	12.73	12.73	16,326	1.42	1.00	1.00	15.94	15.94
2018	1,282	10.98	10.98	14,078	1.41	1.00	1.00	(8.19)	(8.19)
2017	211	11.96	11.96	2,525	N/A	1.00	1.00	14.23	14.23
Putnam VT Growth Opportunities Fund
2021	46,408	28.86	30.38	1,400,103	N/A	0.65	1.65	20.65	21.86
2020	69,907	23.92	24.93	1,734,158	0.04	0.65	1.65	36.45	37.81
2019	64,666	17.53	18.09	1,163,810	0.14	0.65	1.65	34.43	35.81
2018	75,684	13.04	13.32	1,003,580	N/A	0.65	1.65	0.69	1.76
2017	95,069	12.95	13.09	1,241,785	0.10	0.65	1.65	28.86	29.99
Putnam VT Income Fund
2021	209,185	10.76	11.62	2,431,966	1.38	0.65	1.65	(6.19)	(5.14)
2020	204,811	11.47	12.87	2,512,316	4.95	0.65	1.65	4.08	5.06
2019	161,359	11.02	12.25	1,887,225	2.97	0.65	1.65	9.98	11.16
2018	203,990	10.02	11.02	2,162,807	2.53	0.65	1.65	(1.38)	(0.45)
2017	167,384	10.16	11.07	1,795,555	4.65	0.65	1.65	3.89	4.93
Putnam VT International Value Fund
2021	5,352	13.70	13.83	73,746	1.99	1.00	1.15	13.60	13.83
2020	5,372	12.06	12.15	65,090	2.55	1.00	1.15	2.73	2.88
2019	4,345	11.74	11.81	51,163	2.95	1.00	1.15	18.83	19.05
2018	2,102	9.88	9.88	20,757	2.02	1.15	1.15	(18.55)	(18.55)
2017	2,102	12.13	12.13	25,488	N/A	1.15	1.15	23.27	23.27
Putnam VT Large Cap Value Fund (a)
2021	108,912	18.94	21.81	2,607,086	1.22	0.65	1.10	25.93	26.51
2020	116,839	15.04	22.00	2,202,211	1.76	0.65	1.10	4.59	5.11
2019	120,770	14.38	20.93	2,219,149	2.15	0.65	1.10	28.97	29.52
2018	150,584	15.32	16.16	2,103,889	0.67	0.65	1.55	(9.88)	(9.06)
2017	142,525	17.00	17.77	2,200,581	1.63	0.65	1.55	16.92	17.99
Putnam VT Mortgage Securities Fund
2021	27,397	10.14	10.23	280,282	N/A	1.00	1.15	(4.88)	(4.75)
2020	11,752	10.66	10.74	126,168	2.58	1.00	1.15	(2.65)	(2.54)
2019	2,627	10.95	11.02	28,904	2.16	1.00	1.15	11.85	12.11
2018	2,593	9.79	9.83	25,467	2.67	1.00	1.15	(2.00)	(1.90)
2017	2,105	9.99	10.02	21,077	1.38	1.00	1.15	0.81	0.91
Putnam VT Multi-Asset Absolute Return Fund
2021	1,875	9.14	9.14	17,142	N/A	1.00	1.00	(0.22)	(0.22)
2020	1,878	9.16	9.16	17,212	N/A	1.00	1.00	(8.31)	(8.31)
2019	1,881	9.99	9.99	18,801	N/A	1.00	1.00	4.83	4.83
2018	1,884	9.53	9.53	17,959	0.28	1.00	1.00	(8.80)	(8.80)
2017	1,082	10.45	10.45	11,298	N/A	1.00	1.00	5.98	5.98

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Putnam VT Multi-Cap Core Fund
2021	722	24.07	24.07	17,368	0.62	1.00	1.00	29.69	29.69
2020	722	18.56	18.56	13,390	0.92	1.00	1.00	16.15	16.15
2019	722	15.98	15.98	11,527	1.09	1.00	1.00	30.34	30.34
2018	722	12.26	12.26	8,845	1.04	1.00	1.00	(8.58)	(8.58)
2017	722	13.41	13.41	9,673	3.29	1.00	1.00	21.69	21.69
Putnam VT Small Cap Value Fund
2021	24,195	18.08	19.05	445,684	0.67	0.30	1.15	38.33	39.46
2020	22,608	13.07	13.66	299,745	1.14	0.30	1.15	2.75	3.72
2019	25,012	12.72	13.17	322,253	0.65	0.30	1.15	22.78	23.78
2018	22,277	10.36	10.64	233,237	0.40	0.30	1.15	(20.86)	(20.12)
2017	16,584	13.09	13.32	218,624	0.42	0.30	1.15	6.68	7.51
Rational Trend Aggregation VA Fund (c)
2021	—	14.35	14.35	—	0.34	0.65	0.65	12.99	12.99
2020	33,520	12.70	12.70	425,606	0.62	0.65	0.65	0.55	0.55
2019	36,846	12.63	12.63	465,318	2.72	0.65	0.65	6.58	6.58
2018	41,827	11.85	11.85	495,512	4.11	0.65	0.65	(5.20)	(5.20)
2017	44,163	12.50	12.50	551,839	3.35	0.65	0.65	(2.19)	(2.19)
TOPS® Managed Risk Balanced ETF Portfolio
2021	1,803,811	12.96	14.04	24,953,163	0.96	0.80	1.70	6.67	7.67
2020	2,144,995	12.15	13.04	27,623,926	2.09	0.80	1.70	3.93	4.82
2019	2,552,656	11.69	12.44	31,426,945	2.09	0.80	1.70	12.51	13.50
2018	2,981,191	10.39	10.96	32,358,594	1.53	0.80	1.70	(7.73)	(6.88)
2017	3,605,951	11.26	11.77	42,098,877	1.44	0.80	1.70	8.69	9.69
TOPS® Managed Risk Growth ETF Portfolio
2021	6,149,727	13.55	14.68	88,888,352	0.91	1.05	1.95	10.25	11.21
2020	7,286,289	12.29	13.20	94,870,430	1.99	1.05	1.95	3.19	4.10
2019	8,379,017	11.91	12.68	104,996,236	1.80	1.05	1.95	14.63	15.69
2018	9,568,728	10.39	10.96	103,772,231	1.38	1.05	1.95	(10.59)	(9.79)
2017	11,346,408	11.62	12.15	136,582,650	1.50	1.05	1.95	15.16	16.27
TOPS® Managed Risk Moderate Growth ETF Portfolio
2021	4,075,104	13.75	14.90	59,721,707	1.00	0.90	1.80	9.04	10.04
2020	4,754,213	12.61	13.54	63,492,084	2.15	0.90	1.80	3.96	4.96
2019	5,447,902	12.13	12.90	69,454,910	2.05	0.90	1.80	14.11	15.08
2018	6,224,626	10.63	11.21	69,037,021	1.50	0.90	1.80	(8.99)	(8.19)
2017	7,306,581	11.68	12.21	88,440,769	1.53	0.90	1.80	11.77	12.85

(a)  Name change. See Note 1.

(b)  Merger. See Note 1.

(c)  Fund liquidation. See Note 1.

(1)  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income ratio has not been annualized for periods less than one year.

Separate Account A

Forethought Life Insurance Company
Notes To Financial Statements — (concluded)
December 31, 2021

(2)  These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See footnote 5.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)  Investment income ratios for closed or liquidated Sub-Accounts with periods less than one year are calculated using the average net assets for the period. Expense ratios for closed or liquidated Sub-Accounts with periods less than one year have been annualized. Total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the final unit values.

(5)  The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Statutory Financial Statements

As of December 31, 2021 and 2020 and for the Years Ended
December 31, 2021, 2020, and 2019 and Supplemental Information

for the Year Ended December 31, 2021

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Index to Statutory Financial Statements

Independent Auditors' Report	F-3 – F-6
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	F-7
Statutory Statements of Operations	F-8
Statutory Statements of Changes in Capital and Surplus	F-9
Statutory Statements of Cash Flows	F-10
Notes to Statutory Financial Statements — Statutory Basis	F-11 – F-49
Supplemental Information	F-50
Supplemental Schedule of Selected Statutory Basis Financial Data	F-51 – F-52
Supplemental Schedule of Investment Risk Interrogatories	F-53 – F-56
Summary Investment Schedule	F-57
Supplemental Schedule of Reinsurance Disclosures	F-58 – F-59

Deloitte & Touche LLP

200 Berkeley Street

10th Floor

Boston, MA 02116

USA

Tel: +1 617 437 2000

Fax: +1 617 437 2111

www.deloitte.com

Independent Auditor's Report

To the Board of Directors of
Forethought Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of Forethought Life Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the year ended December 31, 2021, and the related notes to the statutory-basis financial statements (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the 2021 statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021, and the results of its operations and its cash flows for the year then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the 2021 statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021, or the results of its operations or its cash flows for the year then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Indiana. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Predecessor Auditors' Opinion on 2020 Statutory-Basis Financial Statements

The statutory-basis financial statements of the Company as of December 31, 2020 and for the years ended December 31, 2020 and 2019, were audited by other auditors whose report, dated March 23, 2021, expressed an opinion that those statutory-basis financial statements were not fairly presented in accordance with accounting principles generally accepted in the United States of America; however, such report also expressed an unmodified opinion on those statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana described in Note 2.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•  Exercise professional judgment and maintain professional skepticism throughout the audit.

•  Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•  Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•  Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•  Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2021 audit was conducted for the purpose of forming an opinion on the 2021 statutory-basis financial statements as a whole. The supplemental schedule of selected statutory basis financial data, the supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2021, are presented for purposes of additional analysis and are not a required part of the 2021 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2021 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2021 statutory-basis financial statements as a whole.

March 25, 2022

Report of Independent Auditors

To the Board of Directors of
Forethought Life Insurance Company:

We have audited the accompanying statutory financial statements of Forethought Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020, and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the years ended December 31, 2020 and 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020, or the results of its operations or its cash flows for the years ended December 31, 2020 and 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020, and the results of its operations and its cash flows for the years ended December 31, 2020 and 2019, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Boston, Massachusetts
March 23, 2021

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Admitted Assets,
Liabilities, Capital and Surplus
As of December 31, 2021 and 2020

(Dollars in thousands, except share amounts)

Assets	Notes	2021	2020
Bonds	4, 5	$30,006,332	$25,386,379
Unaffiliated common stock	4	348,269	299,904
Preferred stocks	4	20,629	3,004
Mortgage loans	4	10,871,682	7,635,933
Cash, cash equivalents, and short-term investments	4	615,605	570,562
Derivatives	4	653,747	463,207
Policy Loans		3,484	3,701
Other invested assets	4	1,121,088	1,307,406
Subtotal, cash and invested assets		43,640,836	35,670,096
Deferred and uncollected premiums	9	10,087	9,616
Investment income due and accrued		225,175	177,616
Current federal and foreign income tax recoverable	7	71,488	27,310
Reinsurance recoverable	8	704,291	594,282
Other assets	15	1,337	1,009
Separate account assets	16	3,087,527	3,098,274
Total admitted assets		$47,740,741	$39,578,203
Liabilities
Aggregate reserve for life policy and contracts	10	24,725,327	22,192,398
Deposit funds and other contract liabilities	6	5,341,020	1,819,374
Policy and contract claims		4,771	5,252
Funds held under reinsurance treaties	8	9,464,580	8,528,496
Transfers to separate accounts due or accrued		(1,955)	(686)
Asset valuation reserve		380,523	364,480
Interest maintenance reserve		135,941	94,661
Net deferred tax liability	7	72,235	19,720
Reinsurance payable	8	679,469	557,422
Other liabilities	15	1,478,915	942,066
Separate account liabilities	16	3,087,527	3,098,274
Total liabilities		$45,368,353	$37,621,457
Capital and surplus
Common stock, $2,500 par value per share, 2,000 shares authorized, 1,000 shares issued and outstanding at 2021 and 2020		2,500	2,500
Paid in surplus		1,677,873	1,302,873
Unassigned surplus		692,015	651,373
Total capital and surplus		2,372,388	1,956,746
Total liabilities, capital and surplus		$47,740,741	$39,578,203

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Operations
For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

	Notes	2021	2020	2019
Revenue
Premiums and annuity considerations	8	$4,547,362	$3,878,200	$4,786,545
Net investment income	4	1,492,428	1,379,149	1,605,207
Amortization of interest maintenance reserve		16,068	11,896	9,557
Commissions, expense allowances and reserve adjustments		307,368	294,516	306,567
Other income	15	7,855	1,478	(5,713)
Total revenues		6,371,081	5,565,239	6,702,163
Benefits and expenses
Benefits paid or provided for:
Death benefits		165,485	179,162	163,526
Annuity payments		401,097	320,976	275,790
Accident and health claims		6,015	5,793	7,270
Interest and other payments on policy funds		50,422	33,059	41,174
Surrender benefits		2,149,497	2,001,225	1,497,601
Change in policy reserves, deposit funds and other contract liabilities		2,532,929	1,977,719	3,303,892
Total benefits		5,305,445	4,517,934	5,289,253
Commissions		396,731	349,026	363,555
General insurance expenses		360,278	249,786	283,464
Taxes, licenses and fees		12,620	14,701	12,261
Change in loading expenses		352	(269)	(383)
Other expenses	15	208,912	215,271	424,430
Total benefits and expenses		6,284,338	5,346,449	6,372,580
Net gain from operations before federal income taxes and realized capital losses		86,743	218,790	329,583
Federal and foreign income taxes	7	(77,448)	30,926	56,423
Net gain from operations before realized capital gains		164,191	187,864	273,160
Net realized capital gains (losses), net of tax and transfers to interest maintenance reserve	4	(80,023)	(244,489)	(83,860)
Net income (loss)		$84,168	$(56,625)	$189,300

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Changes in Capital and Surplus
For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

	Capital Stock	Paid in Surplus	Surplus Notes	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2018	$2,500	$937,873	$365,000	$425,960	$1,731,333
Net income	—	—	—	189,300	189,300
Change in net unrealized capital gains	—	—	—	117,993	117,993
Change in unrealized foreign exchange capital loss	—	—	—	(45)	(45)
Change in net deferred income tax	—	—	—	49,745	49,745
Change in non-admitted assets	—	—	—	(4,693)	(4,693)
Change in surplus in separate accounts	—	—	—	(146)	(146)
Change in asset valuation reserve	—	—	—	(180,735)	(180,735)
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Change in surplus note	—	365,000	(365,000)	—	—
Change in surplus due to ceded unrealized gains	—	—	—	(12,068)	(12,068)
Balance at December 31, 2019	$2,500	$1,302,873	$—	$583,676	$1,889,049
Net loss	—	—	—	(56,625)	(56,625)
Change in net unrealized capital gains	—	—	—	227,582	227,582
Change in unrealized foreign exchange capital loss	—	—	—	747	747
Change in net deferred income tax	—	—	—	30,443	30,443
Change in non-admitted assets	—	—	—	8,131	8,131
Change in surplus in separate accounts	—	—	—	—	—
Change in asset valuation reserve	—	—	—	20,055	20,055
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Change in surplus note	—	—	—	—	—
Dividend to stockholders	—	—	—	(150,000)	(150,000)
Change in surplus due to ceded unrealized gains	—	—	—	(23,747)	(23,747)
Prior year reserve correction	—	—	—	12,746	12,746
Balance as of December 31, 2020	2,500	1,302,873	—	651,373	1,956,746
Net income	—	—	—	84,168	84,168
Change in net unrealized capital gains	—	—	—	34,078	34,078
Change in unrealized foreign exchange capital loss	—	—	—	9,976	9,976
Change in net deferred income tax	—	—	—	(46,224)	(46,224)
Change in non-admitted assets	—	—	—	(11,525)	(11,525)
Change in surplus in separate accounts	—	—	—	—	—
Change in asset valuation reserve	—	—	—	(16,042)	(16,042)
Capital contribution	—	375,000	—	—	375,000
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Change in surplus note	—	—	—	—	—
Dividend to stockholders	—	—	—	—	—
Change in surplus due to ceded unrealized gains	—	—	—	(12,154)	(12,154)
Balance as of December 31, 2021	$2,500	$1,677,873	$—	$692,015	$2,372,388

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Cash Flows
For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

	2021	2020	2019
Cash from operations
Premiums and annuity considerations	$4,722,367	$3,836,670	$4,701,692
Net investment income	1,201,661	1,256,187	1,281,739
Other income	298,306	286,481	300,292
Total receipts from operations	6,222,334	5,379,338	6,283,723
Benefit and loss related payments	2,937,559	2,683,849	1,806,501
Net transfers to separate accounts	1,269	217	(786)
Commissions and expenses paid	946,068	826,818	1,074,367
Federal income taxes paid	(40,299)	58,348	76,021
Total payments from operations	3,844,597	3,569,232	2,956,103
Net cash from operations	2,377,737	1,810,106	3,327,620
Cash from investments
Proceeds from investments sold, matured or called
Bonds	9,617,131	6,827,973	7,238,108
Stocks	48,366	47,837	9,596
Other invested assets	1,105,995	278,790	1,026,439
Mortgage loans	2,468,753	1,864,076	1,393,834
Miscellaneous Proceeds	—	(621)	131,432
Total cash proceeds from investments	13,240,245	9,018,055	9,799,409
Cost of investments acquired
Bonds	13,994,862	10,324,876	9,111,178
Stocks	100,772	174,952	8,011
Other invested assets	474,371	354,305	1,240,170
Mortgage loans	5,694,961	2,065,605	3,532,578
Miscellaneous Applications	449,867	285,359	234,781
Total cost of investments acquired	20,714,833	13,205,097	14,126,718
Net increase in policy loans and premium notes	(216)	(79)	82
Net cash used for investments	(7,474,372)	(4,186,963)	(4,327,391)
Cash from financing and other sources
Capital and paid in surplus	375,000	—	—
Net deposits on deposit-type contracts	3,521,645	99,526	285,444
Dividends to stockholders	—	(150,000)	—
Net change in funds held for reinsurers	936,084	746,005	1,329,085
Net change in derivative collateral and repurchase agreements	225,354	307,782	281,057
Other cash (applied) provided	83,595	186,424	(71,831)
Net cash from financing and other sources	5,141,678	1,189,737	1,823,755
Net change in cash, cash equivalents, and short-term investments	45,043	(1,187,120)	823,984
Beginning of the year	570,562	1,757,682	933,698
End of the year	$615,605	$570,562	$1,757,682
Supplemental schedule of non-cash investing activities
Non-cash exchange of bonds	—	(526,306)	304,140
Bonds remitted to settle reinsurance obligations	—	—	379,245
Paid-in-kind Interest Bonds	11,256	—	—
Paid-in-kind Interest Mortgages	90	—	—
Paid-in-kind Interest Other Invested Assets	53,478	—	—
Supplemental schedule of non-cash financing and other activities
Non-cash capital and paid in surplus	—	—	365,000
Non-cash settlement of funds held under reinsurance obligations	—	—	379,245

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

1.  ORGANIZATION AND NATURE OF OPERATIONS

Forethought Life Insurance Company, an Indiana domiciled life insurance company, (FLIC or the Company) is a wholly owned subsidiary of Commonwealth Annuity and Life insurance company, a Massachusetts domiciled life insurance Company (Commonwealth Annuity), which in turn is a wholly owned indirect subsidiary of The Global Atlantic Financial Group LLC, a Bermuda company (Global Atlantic, which shall mean The Global Atlantic Financial Group LLC and, unless otherwise indicated or the context otherwise requires, its applicable subsidiaries). Global Atlantic is majority owned by KKR & Co. Inc (KKR).

On February 1, 2021, KKR & Co. Inc. (KKR) indirectly acquired a majority interest in the Company following the merger of Global Atlantic Financial Group Limited (GAFGL) and Magnolia Merger Sub Limited, with GAFGL as the surviving entity of the merger transaction. Prior to the merger transaction, Magnolia Merger Sub Limited was a Bermuda exempted company, a direct wholly owned subsidiary of Magnolia Parent LLC (now known as The Global Atlantic Financial Group LLC or TGAFGL) and an indirect subsidiary of KKR. Accordingly, TGAFGL is now the holding company of GAFGL and KKR is deemed the ultimate controlling person of the Company.

KKR Magnolia Holdings LLC owns a total of approximately 61.5% of the outstanding ordinary shares of TGAFGL; the remaining investors, none of whom own more than 9.8%, own the remaining approximately 38.5% of the outstanding ordinary shares.

Effective December 31, 2019, Forethought National Life Insurance Company (FNLIC) merged with and into the Company. The transaction was accounted for as a statutory merger and the Company assumed $200 of common stock which is reflected as contributed surplus. Unless otherwise noted, all prior period amounts and disclosures of the Company have been adjusted to include the results of FNLIC with any intercompany transactions eliminated as if the merger occurred on January 1, 2017.

The Company's principal products are fixed-rate and fixed-indexed annuities, referred to together as "fixed annuities", and FLIC is Global Atlantic's flagship seller of these policies. FLIC's retirement products are distributed primarily through a network of industry-leading distribution partners. FLIC's preneed life insurance products are distributed through funeral homes. FLIC is licensed in 49 states (all except New York) and the District of Columbia.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("Indiana SAP"), which differ in some respects from accounting principles generally accepted in the United Stated of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

•  Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

•  Derivatives are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

•  The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

•  The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

•  Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

•  Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, instead of using experience-based expense, interest, morbidity, mortality and voluntary withdrawal assumptions, with provision made for adverse deviation or the fair value method as elected with the closed block and no lapse guarantee products under GAAP;

•  Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

•  Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

•  Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

•  Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

•  Under GAAP accounting, the Company's assets and liabilities were remeasured at fair value upon the close of the KKR acquisition. This resulted in the recognition of Value of Business Acquired (VOBA), which is generally amortized on a constant level basis using policy count over the estimated lives of the contracts, and goodwill, which is not amortized but assessed for impairment annually or more frequently if circumstances indicate impairment may have occurred, for GAAP. There was no such remeasurement of assets and liabilities for Statutory reporting. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

•  Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

•  Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

•  Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

•  Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

•  Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

•  Surplus notes are instruments which have characteristics of both debt and equity, and are subject to strict control by the reporting entity's domiciliary regulator. Under NAIC SAP, surplus notes issued by a reporting entity are classified as an increase to surplus, and accrued interest payable is recognized only when approval to pay such interest has been obtained by the regulator. Under GAAP, surplus notes are classified as debt, and interest payable is incurred on a straight-line basis.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities and accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

Investments

Bonds

The NAIC classifies bonds into six quality categories and 20 subcategories. These categories range from 1A (the highest) to 5C (the lowest) for non-defaulted bonds, and category 6 for bonds in and near default, as well as residual tranches of securitization. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office" (CMIAO). Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements (SSAP No.100). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with Blackrock, for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities (CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

Common Stock

Unaffiliated common stocks are reported at fair value based on quoted market prices or determined internally utilizing available market data and financial information pertaining to the underlying company. The related net unrealized gains or losses are reported in unassigned surplus. The related adjustment for federal income taxes is included in deferred income taxes in unassigned surplus.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans (CMLs) acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Financial Instruments and Derivatives

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company primarily uses OTC derivatives to hedge its exposure to fixed annuity and preneed products. Some annuity products provide policy holders the potential return that is linked to the market while some preneed products provide death benefits with growth rates determined by various consumer price indexes (CPI). Fixed index annuity contracts credit interest based on certain indices, primarily the Standard & Poor's 500 Composite Stock Price Index. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. For life products whose death benefit growth rate is determined by various consumer price indexes CPI, the Company has hedged this risk by entering into CPI swaps. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into OTC option contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the credit risk associated with such contracts. Prior to 2021, the Company considered these derivatives to be effective hedges in accordance with SSAP No. 86, Derivatives (SSAP No. 86). Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income as well as the difference between the expiry cash proceeds and cost also recognized as a component of net investment income. In 2021 and prospectively, the Company accounts for these options using fair value accounting. CPI swaps are accounted for using fair value accounting.

The Company also owns foreign currency denominated bonds that generate exposure to FX risk. The Company has hedged this risk by entering into foreign currency swaps. Under the terms of the swaps, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses on are recorded consistent with the bonds hedged.

Low Income Housing Credits

The Company holds investments in Low Income Housing Tax Credits with 10 years remaining of unexpired tax credits and with a required holding period of 15 years.

Other Invested Assets

Other invested assets consist of investment in a partnerships, joint ventures and LLC's. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Cash and Short-Term Investments

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

Investment Income

Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The IMR liability establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted. Net realized gains and losses charged to the IMR are amortized into revenue over the remaining life of the investment sold.

Changes in non-admitted asset carrying amounts of bonds and mortgages on real estate are credited directly to unassigned surplus.

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

Recognition of Premium Income and Acquisition Costs

Life premiums are recognized as income over the premium-paying period of the related polices. Annuity considerations are recognized as income when received. Deposits on deposit-type contracts, such as supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Modified Coinsurance and Funds Withheld Reserve Adjustment

In accordance with SSAP No. 61R, the cedant retains invested assets supporting ceded reserves for modified coinsurance or funds withheld coinsurance. The counterparties settle the statutory net income. The significant contributors to this settlement are premiums, transfers from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio and other investment returns.

Policy and Contract Claims

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

Insurance Reserves and Annuity and other Funds

Reserving Practices

Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the NAIC Annual Statement Instructions.

Reserves for a majority of the annuity contracts are determined in accordance with Commissioners' Annuity Reserve Valuation Method (CARVM). Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table and 2012 Individual Annuity Reserving mortality table.

All policies issued by the Company had gross premiums in excess of net premiums.

Substandard policies are reserved in relation to net amount at risk.

Federal Income Taxes

Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes (SSAP No. 101). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting. The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, and ceding commissions.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity contract holders. Assets consist principally of bonds, common stocks, mutual funds, short-term obligations and are stated at fair value. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline VM-21. However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

Transfers from Separate Accounts Due or Accrued, and Accrued Expense Allowance

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit (GMDB) charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Guaranty Fund Assessments

Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

Recently Adopted Accounting Standards

In December 2021, the NAIC Statutory Accounting Principles Working Group adopted revisions to clarify that residual tranches of structured securities shall be reported as other invested assets and valued at the lower of cost or market. Revisions are effective December 31, 2022, with early adoption permitted on December 31, 2021. The Working Group also clarified that residual tranches which are reported as bonds for the December 31, 2021 reporting date must be rated 6, and may not be rated 5GI. The Company has presented residual tranches as 6 rated bonds in Supplementary Information in this statement, and will report them as other invested assets in 2022.

In December 2021, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 43R — Loan-Backed and Structured Securities. These revisions identify that SVO-Identified Credit Tenant Loans are in scope. The Company has adopted this guidance and there is no impact to the Company in the current period.

In May, 2021, the NAIC Statutory Accounting Principles Working Group issued INT 20-01: Reference Rate Reform. As it relates to discontinuance of LIBOR, the interpretation provides optional expedients for derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment as of result of the reference rate reform. This will allow for continuation of the existing hedge relationship and not require hedge de-designation. The Company has adopted the guidance in the current period and there is no significant impact on the financial statements.

In May 2021, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 103R — Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. These revisions incorporate additional disclosures and data-capture templates to assist state insurance regulators in assessments of transferred assets. This will assist in the determination if the economic interest is retained by the reporting entity, related party or another member within the holding group and disclosed. The Company has made such disclosure in these statements, as applicable.

In March, 2021, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 25 — Related Parties. These revisions clarify the identification of related parties under U.S. GAAP or SEC reporting requirements would be considered a related party under statutory accounting principles. The interpretation also states a non-controlling ownership over 10% results in a related party classification regardless of any disclaimer of control or affiliation and does not eliminate the disclosure of material transactions as required under SSAP No. 25. The Company has made such disclosure in these statements, as applicable.

In March, 2021, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 32R — Preferred Stock. These revisions disclose requirements regarding preferred stock warrants and require publicly traded preferred stock warrants to be reported at fair value. The Company has made such disclosure in these statements, as applicable.

In November, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 2R — Cash, Cash Equivalents, Drafts, and Short-Term Investments, which restrict the classification of certain related party or affiliated investments as cash equivalent or short-term investment. Additionally, adopted guidance requires disclosures identifying investments which remain on the short-term schedule for more than one year. The Company has made such disclosure in these statements, as applicable.

In July, 2020, as part of the Investments Classification Project, the NAIC Statutory Accounting Principles Working Group adopted substantive changes to SSAP No. 32 — Preferred Stock. The new guidance, which is effective January 1, 2021, with the option to early adopt in 2020, states that preferred stock is to be classified as redeemable, perpetual, or mandatorily convertible, and distinct measurement standards are applied to each category. Redeemable preferred stock shall be reported at amortized cost if it is rated 1 or 2, or at the lower of amortized cost or fair value if it is rated 3 through 6. Perpetual preferred stock shall be reported at fair value. Mandatorily redeemable preferred stock shall be reported at fair value not to exceed any call price. The Company adopted this guidance and applied it prospectively on its effective date in 2021 and there was no significant impact to the financial statements.

In July, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds, which clarifies guidance around gains and losses, inclusive of fees and penalties, resulting from bond tender offers and bonds called

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

before their maturity date. Prepayment fees and acceleration fees paid when a bond is liquidated prior to its maturity date shall be recognized in investment income when received. The Company has adopted this guidance and reflected amounts in investment income in the current period as applicable.

In May, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 3 — Accounting Changes and Corrections of Errors, which clarified that voluntary decisions to choose one allowable reserving methodology over another, which require commissioner approval under the Valuation Manual, shall be reported as a change in valuation basis. The Company has adopted this guidance and there is no impact to the Company in the current period.

In May, 2020, the NAIC Statutory Accounting Principles Working Group issued INT 20-07: Troubled Debt Restructuring of Certain Debt Investments Due to COVID-19, an extension to INT 20-03. As it relates to all debt securities, the interpretation establishes exceptions for the recognition of troubled debt restructuring for debtors who are experiencing financial difficulty. The interpretation provides practical expedients in assessing whether modifications in response to COVID-19 are insignificant under SSAP No. 36 — Troubled Debt Restructurings, and in assessing whether an exchange is substantive under SSAP No. 103R — Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The Working Group adopted revisions to SSAP No. 26R — Bonds, to establish an exception for the recognition of other-than-temporary impairments, which states that when bond terms are modified from the original terms, future impairment assessments shall be based upon the modified rather than the original contract terms. The Company adopted the guidance in 2020 and there is no significant impact on the financial statements. Expiration of both INT 20-07 and INT 20-03 are set for January 2, 2022.

In May, 2020, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 41 — Surplus Notes. These revisions increase disclosure requirements regarding the issuance of surplus notes and the associated asset in which the terms negate or reduce typical cashflow exchanges. The Company has adopted this guidance and there is no impact to the Company as a result of these revisions.

In April, 2020, the NAIC Statutory Accounting Principles Working Group adopted FASB Interpretation 20-01: ASU 2020-04 — Reference Rate Reform allowing temporary (optional) expedient and exception interpretative guidance, with a sunset date of December 31, 2022. These optional expedients would allow entities (under certain circumstances) to avoid having to remeasure contracts or reassess a previous accounting determination for hedged items. The Working Group adopted revisions to SSAP No. 15 — Debt Holding Company Obligations, SSAP No. 22R — Leases, and SSAP No. 86 — Derivatives, to transition from LIBOR to more observable or transaction-based reference rates. The Company adopted this guidance and on a prospective basis and there was no significant impact on the financial statements.

In April, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100R — Fair Value (SSAP No. 100R), which requires the removal and modification of certain disclosures and added new disclosures related to fair value measurements. The Company has made such disclosures in these statements.

In April, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 86 — Derivatives (SSAP No. 86), which reflect updated benchmark interest rates for hedge accounting permitted under U.S. GAAP. The Company has adopted this guidance and any impact on the Company will be on a prospective basis.

In May, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds (SSAP No. 26R) and SSAP No. 72 — Surplus and Reorganization (SSAP No. 72), which clarifies bonds received as property dividends or capital contributions should be recorded at fair value. The Company has historically accounted for property dividends or capital contributions at fair value. As a result there was no impact to the Company due to the adoption of these revisions.

In August, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 43R — Loan-Backed and Structured Securities (SSAP No. 43R), which clarifies if a SSAP No. 43R security has different NAIC designations by lot, then the reporting entity shall either 1) report the entire investment in a single reporting line at the lowest NAIC designation that would apply to a lot or 2) report the investment separately by purchase lot in the investment schedule. The Company continues to report SSAP No. 43R securities separately by purchase lot in the investment schedules, so there was no impact to the Company due to the adoption of these revisions.

In August, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 25 — Affiliates and Other Related Parties (SSAP No. 25), SSAP No. 26R — Bonds (SSAP No. 26R), SSAP No. 32 — Preferred Stock (SSAP No. 32), SSAP No. 43R — Loan-Backed and Structured Securities (SSAP No. 43R) and SSAP No. 48 — Joint Ventures,

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Partnerships and Limited Liability Companies, clarifying the application of SSAP No. 25 as well as a related party classification when a transaction is in substance a related party transaction. The adoption of these clarifications had no impact in the Company's financial statements.

Correction of Errors

The Company discovered reporting errors for prior years. The impact of these errors has been reclassified to opening surplus per SSAP No. 3, Accounting Changes and Corrections of Errors, paragraph 10, which states: "Correction of errors in previously issued financial statements shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected." The Company does not believe these errors are significant to capital and surplus at December 31, 2021, or in prior years.

•  Subsequent to filing the 2019 annual statement, the Company discovered an adjustment to reserves with a total net decrease to surplus of $12,746.

The impact to opening surplus was $12,746 at December 31, 2020.

Certain previously reported amounts have been reclassified to conform to the current year presentation.

3.  PRESCRIBED AND PERMITTED ACCOUNTING PRACTICES

The Indiana Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Indiana Insurance Law. The NAIC's Accounting Practices & Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Indiana. The commissioner of the Indiana Department (the Commissioner) has the right to permit other specific practices that deviate from prescribed practices.

The Company, with the permission of the Commissioner, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate. Type A, Type B, and Type C rates vary based on the withdrawal characteristics available to the policyholder for a specific contract.

The differences between NAIC SAP and Indiana SAP relate to reserve valuation prescribed by AG33. The differences are reflected in "increase in reserves for future policy benefits" for net income, and in "reserves for future policy benefits" for surplus.

A reconciliation of the Company's net income and capital and surplus between the practices prescribed and permitted by the State of Indiana and NAIC SAP is shown below:

	December 31,
	2021	2020	2019
Net income, Indiana basis	$84,168	$(56,625)	$189,300
Indiana permitted practice:
State permitted practices that increase / (decrease) NAIC SAP	3,718	3,717	3,357
Net income, NAIC statutory accounting practices	$87,886	$(52,908)	$192,657
Statutory surplus, Indiana basis	$2,372,388	$1,956,746	$1,889,049
Indiana permitted practice:
State permitted practices that increase / (decrease) NAIC SAP	(22,999)	(25,997)	(29,002)
Statutory surplus, NAIC statutory accounting practices	$2,349,389	$1,930,749	$1,860,046

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

4.  INVESTMENTS

Bonds

Book Adjusted/Carrying Values and Fair Values

The book adjusted/carrying value and fair value of investment in long term, short-term (excludes non-bond investments of $38,727 and $10,522) and cash equivalent bonds (excludes non-bond cash and cash equivalent investments of $227,238 and $549,295) are as follows:

	December 31, 2021
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$13,849	$668	$(51)	$14,466
All other governments	34,008	4,882	(12)	38,878
Political subdivisions	19,461	949	—	20,410
Special revenue and special assessment obligations	1,176,167	69,814	(2,266)	1,243,715
Hybrid	55,896	2,953	(75)	58,774
Industrial and miscellaneous	27,040,383	1,380,599	(147,670)	28,273,312
Parent, Subsidiaries and Affiliates	1,348,602	3,705	(1,005)	1,351,302
U.S. States, Territories and Possessions	68,594	9,579	—	78,173
ETF Bonds	249,372	—	—	249,372
Total long term bonds	30,006,332	1,473,149	(151,079)	31,328,402
Short-term bonds	320,699	489	—	321,188
Cash equivalent bonds	—	—	—	—
Total long term, short-term and cash equivalent bonds	$30,327,031	$1,473,638	$(151,079)	$31,649,590
	December 31, 2020
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$84,841	$1,170	$(1,438)	$84,573
All other governments	115,591	15,137	—	130,728
Political subdivisions	21,047	1,334	—	22,381
Special revenue and special assessment obligations	1,832,103	142,726	(2,676)	1,972,153
Hybrid	—	—	—	—
Industrial and miscellaneous	23,263,400	1,503,719	(139,837)	24,627,282
Parent, Subsidiaries and Affiliates	—	—	—	—
U.S. States, Territories and Possessions	69,397	6,132	—	75,529
ETF Bonds	—	—	—	—
Total long term bonds	25,386,379	1,670,218	(143,951)	26,912,646
Short-term bonds	10,745	19	—	10,764
Cash equivalent bonds	—	—	—	—
Total long term, short-term and cash equivalent bonds	$25,397,124	$1,670,237	$(143,951)	$26,923,410

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2021 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in the category representing their stated maturity.

	Book/ Adjusted Carrying Value	Fair Value
Due in one year or less	$919,408	$920,972
Due after one year through five years	2,319,774	2,385,121
Due after five years through ten years	2,693,505	2,772,852
Due after ten years	4,357,918	4,747,984
Mortgage backed and asset backed securities	20,036,426	20,822,662
Total	$30,327,031	$31,649,591

The following tables provide information about the Company's bonds that have been continuously in an unrealized loss position:

	December 31, 2021
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$3,261	$(50)	$95	$(1)	$3,356	$(51)
All other governments	2,455	(12)	—	—	2,455	(12)
Political subdivisions	—	—	—	—	—	—
Special revenue and special assessment obligations	136,516	(1,983)	6,786	(283)	143,302	(2,266)
Hybrid	16,482	(75)	—	—	16,482	(75)
Parent, Subsidiaries and Affiliates	537,005	(977)	3,989	(29)	540,994	(1,006)
U.S. States, Territories and Possessions	—	—	—	—	—	—
Industrial and miscellaneous	5,413,681	(126,949)	780,740	(20,721)	6,194,421	(147,670)
Total long term bonds	6,109,400	(130,046)	791,610	(21,034)	6,901,010	(151,080)
Short-term bonds	780	—	—	—	780	—
Cash equivalent bonds	—	—	—	—	—	—
Total long term, short-term and cash equivalent bonds	$6,110,180	$(130,046)	$791,610	$(21,034)	$6,901,790	$(151,080)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

	December 31, 2020
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$68,436	$(1,438)	$140	$(2)	$68,576	$(1,440)
All other governments	—	—	—	—	—	—
Political subdivisions	—	—	—	—	—	—
Special revenue and special assessment obligations	149,285	(1,570)	29,270	(1,106)	178,555	(2,676)
U.S. States, Territories and Possessions	—	—	—	—	—	—
Industrial and miscellaneous	2,608,965	(94,659)	1,704,004	(45,179)	4,312,969	(139,838)
Total long term bonds	2,826,686	(97,667)	1,733,414	(46,287)	4,560,100	(143,954)
Short-term bonds	—	—	—	—	—	—
Cash equivalent bonds	—	—	—	—	—	—
Total long term, short-term and cash equivalent bonds	$2,826,686	$(97,667)	$1,733,414	$(46,287)	$4,560,100	$(143,954)

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized cost basis is recovered. The Company recognized $7,466 of impairments in 2021 and $8,186 impairments in 2020.

As of December 31, 2021 and 2020, the number of securities in an unrealized loss position for over 12 months consisted of 133 and 192, respectively.

In the course of the Company's asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all information required for the NAIC to provide a NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities".

The Company's 5GI securities as of December 31, 2021 and December 31, 2020, respectively, were as follows:

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
Bonds — AC	$1	—	$824	$—	$822	$—
LB&SS — AC	5	13	31,553	177,235	32,884	180,800
Total	$6	13	$32,377	$177,235	$33,706	$180,800

AC — Amortized cost

BACV — Book adjusted carrying value

Subprime Mortgage Related Risk Exposure

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company's definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company's portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The Company has indirect subprime exposure through the following investments:

	December 31, 2021
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$347,549	$289,127	$351,411	$—
Total	$347,549	$289,127	$351,411	$—
	December 31, 2020
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$315,578	$320,595	$380,892	$—
Total	$315,578	$320,595	$380,892	$—

Mortgage Loans

Maturities

The maturity distribution for mortgages is as follows:

	Year Ended December 31,
	2021	Percentage
2022	$951,630	8.75%
2023	393,257	3.62%
2024	1,145,589	10.54%
2025	359,338	3.31%
2026 and thereafter	8,021,868	73.78%
Total	$10,871,682	100.00%

Regions and Type

The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower's ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the impaired value may be based on a loan's observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan's impaired value and its current carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company's portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

During 2021, the Company recognized total impairments of $640 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2020, the Company recognized total impairments of $1,054 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2019, the Company recognized total impairments of $1,564 on mortgage loans all of which was recorded as a reduction to the carrying value of loans.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company grants only commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 23.43% of our total exposure in any state at December 31, 2021.

The following table presents the Company's CMLs by geographic region and property type:

	Year Ended December 31,
	2021	Percentage	2020	Percentage
Atlantic	$3,697,333	34.01%	$1,886,742	24.71%
Mountain	852,900	7.85%	369,555	4.84%
New England	601,740	5.53%	298,683	3.91%
North Central	536,635	4.94%	557,784	7.30%
Pacific	3,387,626	31.16%	2,176,365	28.50%
South Central	1,737,607	15.98%	1,490,504	19.52%
Various	57,841	0.53%	856,300	11.22%
Total	$10,871,682	100.00%	$7,635,933	100.00%

The mortgage loans by type are as follows:

	Year Ended December 31,
	2021	Percentage	2020	Percentage
Retail	$193,026	1.78%	$266,088	3.48%
Office	2,037,518	18.74%	1,705,182	22.33%
Industrial	964,569	8.87%	850,328	11.14%
Residential	5,403,029	49.70%	3,519,325	46.09%
Other	2,273,540	20.91%	1,295,010	16.96%
Total	$10,871,682	100.00%	$7,635,933	100.00%

In 2021 the minimum and maximum rates of interest received for commercial and residential loans were 1.88% and 11.50%. The maximum percentage of any one loan to the value of the security at the time of the loan was 100.00%. In 2020, the minimum and maximum rates of interest received for commercial loans were 2.20% and 7.23%. The maximum percentage of any one loan to the value of the security at the time of the loan was 80.47%.

Derivatives and Hedging Activities

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company also owns the currency and CPI swaps to hedge the currency and inflation risk. The Company mitigates the adverse market and interest rate risk by entering into futures and interest rate swaps. The Company receives collateral from its derivative counterparties to limit credit risk.

The Company's derivative portfolio consists of equity index call options and spreads to hedge equity exposure associated with Equity Indexed Annuities underwritten. The Company utilizes the CPI swaps to hedge the exposure to inflation risk associated with its prefunded funeral insurance business. The Company entered into currency swaps to limit its currency exposure from FX denominated assets. The Company limits the adverse market and interest rate risk by entering into futures and interest rate swaps. The total carrying values of derivative assets were $653,747 and $463,207 as of December 31, 2021 and 2020, respectively.

Prior to Q4 2020, the Company's equity index options were accounted for as effective hedges. Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. Starting in Q4 2020, the Company elected to account for its equity index options using the fair value method of accounting under SSAP No. 86, with changes in fair value recorded as unrealized investment gains or

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

losses. The realized gains or losses are recorded upon the derivative contract expiry. The CPI swaps are carried at book value consistent with the hedged liabilities. The FX unrealized gains or losses on currency swaps are recorded consistent with the FX bonds hedged. The Company elected to account for its equity index options using the fair value method since Q4 2020 with changes in fair value recorded as unrealized investment gains or losses rather than net investment income. The total net investment income (loss) recognized from these derivative instruments were $(28,960), and $209,124 as of 2020, and 2019 of which, equity index options generated net investment income (loss), $(28,960) in 2020, and $209,124 in 2019.

The Company's credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement (CSA). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by derivative custodian BNY.

The current credit exposure of the Company's over the counter derivative contracts is limited to the fair value of $559,766 and $296,693 as of December 31, 2021 and 2020. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining net collateral of $543,920 and $291,124 from counterparties as of December 31, 2021 and 2020. In the event of the nonperformance by the counterparties, the Company has the right to the collateral pledged by counterparties. The exchange-traded futures are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The fair value of the derivative assets and liabilities by risk hedged, prior to derivative netting through same counterparties were as follows:

	As of December 31, 2021
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$546,729	$27,715	$14,816,572
Inflation	6,186	654	303,240
Currency	25,934	4,802	1,106,783
Interest Rates	117,711	27,142	7,592,421
Credit	—	153	47,754
Gross fair value of derivative instruments	$696,560	$60,466	$23,866,770
Offset per SSAP No. 64	(42,813)	(42,813)
Net fair value of derivative instruments	$653,747	$17,653
	As of December 31, 2020
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$448,532	$150,557	$12,213,295
Inflation	—	21,805	146,340
Currency	3,022	1,598	69,410
Interest Rates	125,449	12,632	2,696,991
Adverse Market	—	—	—
Gross fair value of derivative instruments	$577,003	$186,592	$15,126,036
Offset per SSAP No. 64	(113,796)	(113,796)
Net fair value of derivative instruments	$463,207	$72,796

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

The fair value of the derivative assets and liabilities by instruments were as follows:

	As of December 31, 2021
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$6,186	$654	$303,240
Currency Swaps	25,934	4,802	1,106,783
OTC Options	519,004	3,296	12,863,006
Swaptions	37,650	4,760	3,480,000
Interest Rate Swaps	73,512	17,958	2,831,250
Listed Options	27,646	6,686	1,154,190
Futures	6,628	22,157	2,080,547
Credit Default Swap	—	153	47,754
Gross fair value of derivative instruments	$696,560	$60,466	$23,866,770
Offset per SSAP No. 64	(42,813)	(42,813)
Net fair value of derivative instruments	$653,747	$17,653
	As of December 31, 2020
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$—	$21,805	$146,340
Currency Swaps	3,022	1,598	69,410
OTC Options	441,307	124,232	11,301,157
Swaptions	—	—	—
Interest Rate Swaps	125,449	9,520	1,751,250
Listed Options	7,225	1,907	8,481
Futures	—	27,530	1,849,398
Gross fair value of derivative instruments	$577,003	$186,592	$15,126,036
Offset per SSAP No. 64	(113,796)	(113,796)
Net fair value of derivative instruments	$463,207	$72,796

Other Investments

Other Invested Assets

Other invested assets on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consist of term notes and loans, interests in LLCs and partnerships, low income housing tax credits and derivatives. The carrying value of these investments for the years ended December 31, were as follows:

	Year Ended December 31,
	2021	2020
Term notes and loans	$269,018	$673,708
LLCs and partnerships	402,046	585,667
Other	446,386	42,604
Low income housing tax credits	3,638	5,427
Total	$1,121,088	$1,307,406

Cash and short-term investments

Cash and short-term investments held at December 31, were as follows:

	Year Ended December 31,
	2021	2020
Cash and cash Equivalents	$256,178	$549,295
Short-term Investments	359,427	21,267
Total	$615,605	$570,562

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Restricted Assets

Restricted assets at December 31, were as follows:

	Year Ended December 31,
	2021				2020
	Gross	Net	Total Restricted to Total Admitted Assets	Gross	Net	Total Restricted to Total Admitted Assets	Increase / (Decrease)
FHLB capital stock	$80,640	$80,640	0.2%	$74,790	$74,790	0.2%	$5,850
Pledged collateral to FHLB	2,447,407	2,447,407	5.1%	2,474,796	2,474,796	6.3%	(27,389)
Assets subject to repurchase agreements	317,005	317,005	0.7%	288,915	288,915	0.7%	28,090
Pledged collateral, other	50,014	50,014	0.1%	50,935	50,935	0.1%	(921)
On deposit with states	6,450	6,450	—%	6,458	6,458	—%	(8)
Total	$2,901,516	$2,901,516	6.1%	$2,895,894	$2,895,894	7.3%	$5,622

Proceeds, Net Investment Income and Capital Gains and Losses

Proceeds from the sale of bonds and related capital gains and losses were as follows:

	Year Ended December 31,
	2021	2020	2019
Proceeds	$5,100,792	$4,367,205	$5,350,282
Gross realized gains	111,285	92,285	94,506
Gross realized losses	(25,768)	(44,958)	(85,532)
Total realized gains	$85,517	$47,327	$8,974

Major categories of net investment income are summarized below:

	Year Ended December 31,
	2021	2020	2019
Mortgage loans	$415,702	$355,923	$300,147
Bonds and stock	1,113,707	990,628	990,553
Short-term investments	16,813	43,199	64,380
Derivative instruments	—	(28,960)	209,124
Other income	84,191	95,730	100,705
Gross investment income	1,630,413	1,456,520	1,664,909
Less: investment expenses	(137,985)	(77,371)	(59,702)
Net investment income before IMR amortization	1,492,428	1,379,149	1,605,207
IMR amortization	16,068	11,896	9,557
Net investment income including IMR amortization	$1,508,496	$1,391,045	$1,614,764

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2021, 2020 and 2019.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2021, 2020 and 2019.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

	Year Ended December 31,
	2021	2020	2019
Realized gains (losses)
Bonds and stock	$94,954	$38,818	$9,753
Derivatives	(158,509)	(196,956)	(36,309)
Mortgage loans	2,027	(14,598)	5,645
Other invested assets	48,740	(56,116)	(1,568)
Total realized (losses) gains on investments	(12,788)	(228,852)	(22,479)
Less amount transferred to IMR (net of related taxes of of $19,741 in 2021 and $10,453 in 2020 and $4,245 in 2019)	74,265	39,322	15,968
Total realized gains (losses) on investments	(87,053)	(268,174)	(38,447)
Federal income tax expense	(7,030)	(23,685)	45,413
Net realized gains (losses), less amount transferred to IMR	$(80,023)	$(244,489)	$(83,860)

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates: the ability and intent to hold the investment to maturity, the issuer's overall financial condition, the issuer's credit and financial strength ratings, the issuer's financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer's securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized impairments of $7,466 on loan-backed and structured securities during year end December 31, 2021, The Company did not recognize impairments on loan-backed and structured securities during the years ended December 31, 2020 and 2019. As of December 31, 2021, 2020 and 2019, the Company had no loan-backed and structured securities where the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed and structured securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2021 and 2020:

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-Backed and Structured Securities	$3,847,175	$(83,123)	$552,989	$(15,370)	$4,400,164	$(98,493)
	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-Backed and Structured Securities	$2,238,334	$(91,525)	$1,516,211	$(44,081)	$3,754,545	$(135,606)

The company receives certain amounts of prepayment and acceleration fees as shown below:

General Account
1. Number of CUSIPS	56
2. Aggregate Amount of Investment Income	$11,854

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

5.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2  Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3  Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

Bonds, preferred stock and common stock — Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

Cash and short-term investments — For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

Mortgage loans — The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives — The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company's OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

Policy and contract liabilities — Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

Separate accounts — The estimated fair value of assets held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for related liabilities. Based on the level of observable activity, these assets will be measured at level 1.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Financial Instruments Held at Fair Value

As of December 31, 2021 and 2020, the assets carried at fair value were unaffiliated common stock and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$2,355	$—	$265,275	$267,630
Options	20,959	548,599		569,558
Swaps		82,065		82,065
Futures	2,124			2,124
Total assets at fair value	$25,438	$630,664	$265,275	$921,377
Financial Liabilities
Derivative liabilities	17,653	—	—	17,653
Total liabilities at fair value	$17,653	$—	$—	$17,653
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$—	$74,790	$225,114	$299,904
Options	5,318	338,580	—	343,898
Swaps	—	119,309	—	119,309
Futures	—	—	—	—
Total assets at fair value	$5,318	$532,679	$225,114	$763,111
Financial Liabilities
Derivative liabilities	27,530	23,461	—	50,991
Total liabilities at fair value	$27,530	$23,461	$—	$50,991

Transfers into or out of Level 3

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company had $265,275 and $225,114 of Level 3 financial assets or liabilities carried at fair value for the year ended December 31, 2021 and 2020.

	Beginning Balance at 01/01/2021	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021
Assets
Common Stock	$225,114	$—	$—	$—	$(4,095)	$90,846	$—	$(1,159)	$(45,431)	$265,275
Total Assets	$225,114	$—	$—	$—	$(4,095)	$90,846	$—	$(1,159)	$(45,431)	$265,275

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

	Beginning Balance at 01/01/2020	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2020
Assets
Common Stock	$91,549	$—	$—	$—	$11,851	$121,714	$—	$—	$—	$225,114
Total Assets	$91,549	$—	$—	$—	$11,851	$121,714	$—	$—	$—	$225,114

Fair Value of All Financial Instruments

The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100, insurance contracts have been excluded.

December 31, 2021	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
Financial Assets
Bonds	$31,328,402	$30,006,332	$262,483	$19,365,021	$11,700,898	—
Common stock	348,270	348,269	2,355	—	345,915	—
Preferred stock	20,629	20,629	—	—	20,629	—
Other invested assets						—
(excluding derivatives)	702,859	693,525	445,950	—	256,909	—
Short-term investments	359,563	359,427	1,080	—	358,483	—
Cash and cash equivalents	256,178	256,178	256,178	—	—	—
Derivative assets	653,747	653,747	23,083	630,664	—	—
Mortgage loans	11,146,096	10,871,682	—	—	11,146,096	—
Policy loans	3,484	3,484	—	—	3,484	—
Financial Liabilities
Derivative liabilities	17,653	17,653	17,653	—		—
December 31, 2020	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
Financial Assets
Bonds	$26,912,645	$25,386,379	$82,072	$19,663,901	$7,166,672	—
Common stock	299,904	299,904	—	74,790	225,114	—
Preferred stock	4,248	3,004	—	—	4,248	—
Other invested assets (excluding derivatives)	1,314,146	1,307,406	42,827	15,515	1,255,804	—
Short-term investments	21,133	21,267	1,784	11,692	7,657	—
Cash and cash equivalents	549,295	549,295	549,295	—	—	—
Derivative assets	463,207	463,207	5,318	457,889		—
Mortgage loans	7,897,349	7,635,933	—	6,711,784	1,185,565	—
Policy loans	3,701	3,701	—	—	3,701	—
Financial Liabilities
Derivative liabilities	50,991	50,991	27,530	23,461	—	—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Financial Instruments Held at Carrying Value

The following is the estimated fair values of financial instruments held at carrying values:

	December 31,
	2021		2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Bonds	$30,006,332	$31,328,402	$25,386,379	$26,912,645
Common stock-unaffiliated	348,270	348,269	299,904	299,904
Preferred stocks	20,629	20,629	3,004	4,248
Mortgage loans	10,871,682	11,146,096	7,635,933	7,897,349
Cash, cash equivalents and short-term investments	615,605	615,741	570,562	570,428
Other invested assets, excluding derivatives	693,525	702,859	1,307,406	1,314,147
Policy loans	3,484	3,484	3,701	3,701
Total	$42,559,527	$44,165,480	$35,206,889	$37,002,422

6.  FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) of Indianapolis. Through its membership, the Company has issued funding agreements to the FHLB Indianapolis in exchange for cash advances in the amount of $1,592,168 and $1,593,050 as of December 31, 2021 and 2020, respectively. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts (SSAP No. 52), accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indianapolis for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations (SSAP No. 15), as borrowed money.

The table below indicates the amount of FHLB Indiana stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indiana.

	December 31, 2021	December 31, 2020
FHLB stock purchased/owned as part of the agreement:
Membership stock — class B	$5,000	$35,000
Activity stock	66,640	36,640
Excess stock	9,000	3,150
Aggregate total	80,640	74,790
Collateral pledged to the FHLB:
As of the reporting date and maximum during the reporting period	2,447,407	2,474,796
Funding capacity currently available	1,592,000	1,592,000
Total reserves related to the funding agreement	1,592,168	1,593,050
Agreement assets and liabilities
General account assets	80,640	74,790
General account liabilities	1,592,168	1,593,050

The Company invested in Class B of membership stock which is not eligible for redemption. The maximum amount of aggregate borrowings from FHLB at any time during 2021 and 2020, the actual or estimated borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock, amounts to $1,592,000 and $1,592,000, respectively.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

7.  FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The net deferred tax asset/liability at December 31, 2021 and 2020 and the change is comprised of the following components:

	December 31, 2021
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$316,876	$3,061	$319,937
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	316,876	3,061	319,937
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	316,876	3,061	319,937
Gross deferred tax liabilities	304,515	87,657	392,172
Net admitted deferred tax asset / (liability)	$12,361	$(84,596)	$(72,235)
	December 31, 2020
	Ordinary	Capital	Total
Gross deferred tax assets	$234,895	$39,959	$274,854
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	234,895	39,959	274,854
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	234,895	39,959	274,854
Gross deferred tax liabilities	228,391	66,183	294,574
Net admitted deferred tax asset / (liability)	$6,504	$(26,224)	$(19,720)
	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$81,980	$(36,898)	$45,082
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	81,980	(36,898)	45,082
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	81,980	(36,898)	45,082
Gross deferred tax liabilities	76,124	21,473	97,597
Net admitted deferred tax asset / (liability)	$5,856	$(58,371)	$(52,515)

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

	December 31, 2021
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	83,208	—	83,208
Adjusted gross deferred tax assets allowed per limitation	—	—	346,505
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	233,667	3,061	236,728
Deferred tax assets admitted as the result of application of SSAP No. 101	$316,875	$3,061	$319,937
	December 31, 2020
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	70,167	—	70,167
Adjusted gross deferred tax assets allowed per limitation	—	—	293,228
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	164,729	39,959	204,688
Deferred tax assets admitted as the result of application of SSAP No. 101	$234,895	$39,959	$274,854
	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	13,041	—	13,041
Adjusted gross deferred tax assets allowed per limitation	—		—
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	68,938	(36,898)	32,040
Deferred tax assets admitted as the result of application of SSAP No. 101	$81,980	$(36,898)	$45,082

Other Admissibility Criteria

	December 31,
	2021	2020
Ratio Percentage Used To Determine Recovery Period	786%	810%
Ratio percentage used to determine recovery period and threshold limitation amount	$2,752,911	$2,321,227

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Impact of Tax Planning Strategies

	December 31, 2021
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$316,876	$3,061	$319,937
Percentage of adjusted Gross DTAs by tax character attributable to the impact of tax planning strategies.	0%	0%	0%
Net Admitted Adjusted Gross DTAs	316,876	$3,061	319,937
Percentage of net admitted Adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	100%	100%
	December 31, 2020
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$234,895	$39,959	$274,854
Percentage of adjusted Gross DTAs by tax character attributable to the impact of tax planning strategies.	0%	0%	0%
Net Admitted Adjusted Gross DTAs	234,895	39,959	274,854
Percentage of net admitted Adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	100%	100%
	Change
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$81,980	$(36,898)	$45,082
Percentage of adjusted Gross DTAs by tax character attributable to the impact of tax planning strategies.	0%	0%	0%
Net Admitted Adjusted Gross DTAs	81,980	(36,898)	45,082
Percentage of net admitted Adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	0%	0%

There are no temporary differences for which deferred tax liabilities are not recognized.

Current Tax Expense and Change in Deferred Tax

Current income taxes incurred consist of the following categories:

	December 31,
	2021	2020	Change
Federal Income tax expense (benefit) on operations	$(77,333)	$30,599	$(107,932)
Federal income tax on net capital gains	(7,030)	(23,685)	16,656
Prior year correction	$—	$(3,388)	$3,388
Current year income tax expense	$(84,363)	$10,302	$(94,665)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

The main components of the deferred tax amounts from book/tax differences are as follows:

	December 31,
	2021	2020	Change
Deferred tax assets
Policyholder reserves	$171,542	$152,517	$19,025
Investments	32,324	—	32,324
Deferred acquisition costs	92,003	66,564	25,439
Tax credit carryforward	—	—	—
Other	21,006	15,814	5,192
	316,876	234,895	81,981
Nonadmitted	—	—	—
Admitted ordinary deferred tax asset	316,876	234,895	81,981
Capital	3,061	39,959	(36,898)
Nonadmitted	—	—	—
Admitted capital deferred tax asset	3,061	39,959	(36,898)
Admitted deferred tax asset	$319,936	$274,854	$45,082
Deferred tax liabilities
Investments	$267,525	$182,783	$84,742
Deferred and uncollected premiums	2,118	2,019	99
Policyholder reserves	34,871	43,589	(8,718)
	304,514	228,391	76,123
Capital	87,657	66,183	21,474
Deferred tax liabilities	392,171	294,574	97,597
Net Deferred Tax Assets	$(72,235)	$(19,720)	$(52,515)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31, 2021			December 31, 2020
	Ordinary	Capital	Total	Ordinary	Capital	Total	Change
Total deferred tax assets (admitted and nonadmitted)	$316,876	$3,061	$319,937	$234,895	$39,959	$274,854	$45,083
Total deferred tax liabilities	(304,515)	(87,657)	(392,172)	228,391	(66,183)	294,574	(97,598)
Net deferred tax assets/ (liabilities)	$12,361	$(84,596)	$(72,235)	$6,504	$(26,224)	$(19,720)	$(52,515)
Tax effect of unrealized (gain) / losses							6,291
Change in net deferred income tax							$46,224

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Reconciliation of Federal Income Tax Rate to Actual Rate

The significant items causing a difference between the statutory federal income tax rate and the Company's effective income tax rate are as follows:

	December 31, 2021
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$(310)	$(65)	21.0%
Amortization of interest maintenance reserve	41,280	8,669	(2800.2)%
FTC	300	63	(20.4)%
Nondeductible Expenses	1,086	228	(73.7)%
Other Permanent Adjustments	(9,755)	(2,049)	661.7%
Tax on non-admitted assets	(11,525)	(2,420)	781.8%
Prior Year Tax Returns Adjustments	(1,622)	(341)	110.0%
Tax Credits	(15,012)	(3,152)	1018.3%
Partnership Investments	(167,600)	(35,196)	11368.9%
Ceding Commissions	(1,635)	(343)	110.9%
Dividends Received Deduction	(7,500)	(1,575)	508.8%
Nontaxable Income	(9,318)	(1,957)	632.1%
Total income taxes	$(181,611)	$(38,138)	12319.2%
Federal income tax expense		(77,333)	24979.9%
Realized capital gains (losses) tax		(7,030)	2270.7%
Change in net deferred income taxes		46,224	(14931.3)%
Total federal income taxes		$(38,139)	12319.3%
	December 31, 2020
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$(49,384)	$(10,371)	21.0%
Amortization of interest maintenance reserve	17,914	3,762	(7.6)%
Investment tax credits	(35,328)	(7,419)	15.0%
Low income housing tax credits	(10,909)	(2,291)	4.6%
Dividend received deduction	(4,500)	(945)	1.9%
Change in net deferred income tax on statutory nonadmitted assets	8,131	1,707	(3.5)%
Adjustments related to reinsurance	(1,635)	(343)	0.7%
Adjustments related to investments	(4,248)	(892)	1.8%
Other, net	(15,953)	(3,350)	6.8%
Total income taxes	$(95,912)	(20,142)	40.8%
Federal income tax expense		10,302	(20.9)%
Change in net deferred income taxes		(30,443)	61.6%
Total statutory income tax expense(benefit)		$(20,142)	40.8%

As a result of tax reform (TCJA) the Company can no longer carry back future net operating losses (capital losses are still eligible for carry back), therefore there are no available taxes for recoupment.

At December 31, 2021, the Company had no operating loss, capital loss, foreign tax credit or any business credit carry-forwards. At December 31, 2021, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated life/non-life federal income tax return with its parent, Global Atlantic (Fin) Company, and its affiliates. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

The IRS routinely audits the Company's federal income tax returns, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. In 2018, the IRS started an audit of the U.S. domiciled insurance entities' for tax years 2014 to 2016; on January 27, 2021 the IRS issued the Revenue Agent's Report, which included agreed upon adjustments for reserves. The Company believes that its income tax filing positions and deductions will be sustained on audit, and does not anticipate any adjustments that will result in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reasonable estimate can be made for tax loss contingencies and none have been recorded.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2021 and 2020, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2021 and 2020.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2016. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

In June 2007, the Financial Accounting Standard Board (FASB) issued FASB interpretation (FIN) No. 48, According for Uncertainty in Income Taxes (FIN No. 48). The NAIC is still evaluating the applicability of FIN No. 48 to Statutory Financial Reporting. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (SSAP No. 5R). The Company believes that its income tax filing positions and deductions will be sustained in audit, and does not anticipate any adjustments that will results in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no contingent tax liabilities have been recorded pursuant to SSAP No. 5R as modified by SSAP No. 101.

8.  REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2021 and 2020, FLIC assumed $22,437 and $24,222 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

The Company assumes on a modified coinsurance "Modco" 'basis certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2021 and 2020, FLIC assumed $285,071 and $299,136 of Modco reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

Effective April 1, 2017, the Company entered into a reinsurance agreement with its affiliate, Global Atlantic Re Limited ("GA Re"), whereby the Company ceded a portion (approximately 45%) of its annuity and preneed business on a funds withheld basis. As a result of the transaction, the Company ceded $8,535,000 in reserves to GA Re and continues to cede annuity and preneed business to GA Re on an ongoing quota share basis. Effective April 2, 2018, the Company moved 50% of the funds withheld assets to a coinsurance arrangement. Total reserves and funds withheld ceded to GA Re under this reinsurance agreement were $18,448,621 and $9,325,877, respectively, at December 31, 2021 and $16,624,415 and $8,405,747, respectively, at December 31, 2020.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Reinsurance assumed for the years ended December 31, is as follows:

	December 31,
	2021	2020	2019
Reinsurance premiums assumed — non-affiliated	$912	$855	$1,360
Reserves assumed — non-affiliated	22,437	24,222	26,154
Modco reserves assumed — non-affiliated	285,071	299,136	303,459

Reinsurance ceded for years ended December 31, is as follows:

	December 31,
	2021	2020	2019
Reinsurance premiums ceded — affiliated	$3,435,786	$2,950,224	$3,727,830
Reinsurance premiums ceded — non-affiliated	24,657	27,644	32,229
Reserves ceded — affiliated	18,647,214	16,868,621	15,413,106
Modco reserves ceded — affiliated	3,335,143	3,334,255	3,387,381
Contract claims unpaid ceded — affiliated	3,498	3,838	2,532
Contract claims unpaid ceded — non-affiliated	1,889	2,136	2,609

The effects of reinsurance premiums for the years ended December 31, were as follows:

	December 31,
	2021	2020	2019
Direct	$8,006,893	$6,855,213	$8,545,244
Reinsurance assumed — non-affiliated	912	855	1,360
Less: Reinsurance ceded — affiliated	3,435,786	2,950,224	3,727,830
Less: Reinsurance ceded — non-affiliated	24,657	27,644	32,229
Net premiums	$4,547,362	$3,878,200	$4,786,545

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company's review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts as of December 31, 2021 and 2020.

9.  PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

As of December 31, 2021 and 2020, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

	Year ended December 31,
	2021					2020
	Gross	Loading	Net	Non- Admitted	Net Admitted	Gross	Loading	Net	Non- Admitted	Net Admitted
Ordinary new business	$1,606	$782	$824	$—	$824	$807	$362	$445	$—	$445
Ordinary renewal business	3,006	852	2,154	—	2,154	3,036	829	2,207	—	2,207
Group life	14,314	7,205	7,109	—	7,109	14,260	7,296	6,964	—	6,964
Total	$18,926	$8,839	$10,087	$—	$10,087	$18,103	$8,487	$9,616	$—	$9,616

10.  ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As of December 31, 2021, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2021
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$15,769,493	$—	$15,769,493	37.7%
At book value less current surrender charge of 5% or more	17,587,413	154,108	17,741,521	42.4%
Total with adjustment or at fair value	33,356,906	154,108	33,511,014	80.1%
At book value without adjustment (minimal or no charge adjustment)	5,261,137	2,895,964	8,157,101	19.6%
Not subject to discretionary withdrawal:	140,705	—	140,705	0.3%
Total (gross)	38,758,748	3,050,072	41,808,820	100.0%
Less: reinsurance ceded	(16,667,592)	—	(16,667,592)
Total (net)	$22,091,156	$3,050,072	$25,141,228

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$304,967	$—	$304,967	15.7%
At book value less current surrender charge of 5% or more	1,356,928	—	1,356,928	69.9%
Total with adjustment or at fair value	1,661,895	—	1,661,895	85.6%
At book value without adjustment (minimal or no charge adjustment)	279,703	—	279,703	14.4%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	1,941,598	—	1,941,598	100.0%
Less: reinsurance ceded	(798,840)	—	(798,840)
Total (net)	$1,142,758	$—	$1,142,758

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	5,343,828	—	5,343,828	100.0%
Total (gross)	5,343,828	—	5,343,828	100.0%
Less: reinsurance ceded	(2,808)	—	(2,808)
Total (net)	$5,341,020	$—	$5,341,020

	Year Ended December 31, 2021
	General Account	Separate Account without Guarantees	Total
Reconciliaton of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$28,574,933	$—	$28,574,933
Separate Accounts	—	3,050,072	3,050,072
Total annuity actuarial reserves and deposit liabilites	28,574,933	3,050,072	31,625,005

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

As of December 31, 2021, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2021
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,482,369	$2,593,718
Miscellaneous reserves	—	—	24,000
Total (gross)	—	2,482,369	2,617,718
Less: reinsurance ceded	—	(1,117,066)	(1,177,973)
Total (net)	$—	$1,365,303	$1,439,745
	Year Ended December 31, 2021
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,426,542	$—	$1,426,542
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	13,200	—	13,200
Total life and accident & health reserves	1,439,745	—	1,439,745

As of December 31, 2020, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2020
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$12,718,768	$—	$12,718,768	33.7%
At book value less current surrender charge of 5% or more	18,095,995	258,444	18,354,439	48.7%
Total with adjustment or at fair value	30,814,763	258,444	31,073,207	82.4%
At book value without adjustment (minimal or no charge adjustment)	3,744,427	2,776,674	6,521,101	17.3%
Not subject to discretionary withdrawal:	122,416	—	122,416	0.3%
Total (gross)	34,681,606	3,035,118	37,716,724	100.0%
Less: reinsurance ceded	(14,977,438)	—	(14,977,438)
Total (net)	$19,704,168	$3,035,118	$22,739,286

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$294,229	$—	$294,229	17.3%
At book value less current surrender charge of 5% or more	1,182,423	—	1,182,423	69.7%
Total with adjustment or at fair value	1,476,652	—	1,476,652	87.0%
At book value without adjustment (minimal or no charge adjustment)	220,746	—	220,746	13.0%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	1,697,398	—	1,697,398	100.0%
Less: reinsurance ceded	(700,695)	—	(700,695)
Total (net)	$996,703	$—	$996,703

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	1,821,522	—	1,821,522	100.0%
Total (gross)	1,821,522	—	1,821,522	100.0%
Less: reinsurance ceded	(2,147)	—	(2,147)
Total (net)	$1,819,375	$—	$1,819,375

	Year Ended December 31, 2020
	General Account	Separate Account without Guarantees	Total
Reconciliaton of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$22,520,246	$—	$22,520,246
Separate Accounts	—	3,035,118	3,035,118
Total annuity actuarial reserves and deposit liabilites	22,520,246	3,035,118	25,555,364

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

As of December 31, 2020, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2020
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,511,653	$2,615,757
Miscellaneous reserves	—	—	25,000
Total (gross)	—	2,511,653	2,640,757
Less: reinsurance ceded	—	(1,130,244)	(1,188,341)
Total (net)	$—	$1,381,409	$1,452,416
	Year Ended December 31, 2020
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,438,663	$—	$1,438,663
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	13,750	—	13,750
Total life and accident & health reserves	1,452,416	—	1,452,416

11.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2022 is $237,239.

On December 18, 2020, the Company paid an ordinary dividend of $150,000 to Commonwealth Annuity.

On December 10, 2021, the Company received a $375,000 cash contribution from Commonwealth Annuity.

On October 5, 2016, the Company issued a Surplus Note (the FLIC Surplus Note) to Global Atlantic (Fin) Company (GA Finco). On December 29, 2017, this note was assigned to Commonwealth Annuity. The full outstanding principal balance of $365,000 will be payable on the Maturity Date of October 5, 2021. Interest will be calculated based on a fixed interest rate of 6.50% and paid semi-annually in arrears, commencing March 31, 2017. All interest payments and the payment of principal on the Maturity require prior written approval of the Commissioner of the Indiana Department of Insurance. In March 2019, with the approval from the Commission of the Indiana Department of Insurance, the Company made interest payments in the amount of $15,817. In March and September 2018, with the approval from the Commissioner of the Indiana Department of Insurance the Company made interest payments in the amounts of $11,863 and $11,863. In October 2017, with the approval from the Commissioner of the Indiana Department of Insurance the Company made an interest payment of $11,863. There were no interest payments made in 2016.

On May 31, 2019, the Company received regulatory approval from the Indiana Department of Insurance to pay accrued and unpaid interest due, prepay principal on, and cancel the surplus note. Upon cancellation of the note, it was deemed a capital contribution from Commonwealth Annuity to the Company.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

The Company's unassigned surplus was impacted by each item below as follows:

	December 31,
	2021	2020	2019
Unrealized gains (losses)	$496,056	$461,978	$234,396
Nonadmitted asset values	(11,525)	8,131	(5,113)
Asset valuation reserves	(380,522)	(364,480)	(384,537)

The Company must meet minimum capital and surplus requirements under a risk-based capital (RBC formula). RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $2,752,911 at December 31, 2021.

12.  RELATED PARTY TRANSACTIONS

Service Agreements

The Company and its subsidiaries entered into a Service and Expense Agreement with Global Atlantic Financial Group Limited (GAFG) and GA Finco under which GAFG and GA Finco and their affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the Insurance department of the State of Indiana. The Company recognized $262,719, $178,060, and $181,308 in intercompany charges for 2021, 2020, and 2019 respectively.

On February 1 2021, the Company entered into an investment management agreement with Kohlberg Kravis Roberts & Co. L.P., a Delaware limited partnership and KKR subsidiary. The Company recorded expenses for these agreements of $55,506 as of December 31, 2021.

The Company entered into administrative service agreements with GSAM, a related party of Goldman Sachs Group Inc., to receive management services and investment advisory services, respectively. The administrative service agreement is to receive services which are routine in nature. The Company paid portfolio management fees to GSAM that resulted in a payable of $1,613, and $1,991 for the years ending December 31, 2020, and 2019 respectively and expenses of $4,043, and $3,506 for the years ending December 31, 2020, and 2019 respectively.

Affiliated Investments

On July 12, 2021, the Company entered into a Credit Agreement with Bobcat Funded 2021-A Financing L.P., an affiliated entity, in which the Company committed to make investments in an aggregate total of $225,000 to Bobcat Funded 2021-A Financing L.P. The Company and Bobcat Funded 2021-A Financing L.P. are both indirect subsidiaries of KKR & Co. Inc., the Company's ultimate controlling person. As of December 31, 2021, there was $215,308 of outstanding investments.

On July 12, 2021, the Company entered into a Credit Agreement with Husky Funded 2021-A Financing L.P., an affiliated entity, in which the Company committed to make investments in an aggregate total of $321,000 to Husky Funded 2021-A Financing L.P. The Company and Husky Funded 2021-A Financing L.P. are both indirect subsidiaries of KKR & Co. Inc., the Company's ultimate controlling person. As of December 31, 2021, there was $309,975 of outstanding investments.

On April 6, 2021, the Company entered into a Master Loan and Security Agreement (the "Master Loan Agreement") with KKR Corporate Lending (DE) LLC ("KKR Corporate Lending") and KKR Loan Administration Services LLC. The Master Loan Agreement allows for the Company to make term loans to KKR Corporate Lending with an aggregate principal amount limited to $750,000 outstanding at any one time. On April 6, 2021, the Company issued an initial note to KKR Corporate Lending pursuant to the Agreement in the amount of $450,450. As of December 31, 2021, there was $590,029 of outstanding investments.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Payable/Receivable from Affiliates

The Company reported a net payable to parent, subsidiaries and affiliates of $40,930 as of December 31, 2021. The Company reported a net payable to parent, subsidiaries and affiliates of $2,853 as of December 31, 2020. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

The Company has funds withheld agreements with related parties, described in footnote 8 — Reinsurance. Amounts due to affiliates related to funds withheld agreements were $25,245 and $52,514 for the quarters ended December 31, 2021 and December 31, 2020, respectively. Amounts due from affiliates related to funds withheld agreements were $51,723 and $78,979 for the quarters ended December 31, 2021 and December 31, 2020, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.

13.  COMMITMENTS AND CONTINGENCIES

Litigation

Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on its financial position or results of operations.

Assessments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

Commitments

The Company has an operational servicing agreement with a third party administrator for contract / policy administration. As of December 31, 2021, the purchase commitments relating to the agreement with the third party administrator were as follows:

2022	$14,711
2023	12,390
2024	9,672
2025	—
2026	—
2027 and thereafter	—
Total	$36,773

The Company has funding commitments subsequent to December 31, 2021 for the following:

Commercial Mortgage Loans and Other Lending Facilities	$776,830
Private Equities	465
LIHTC Partnerships	293
Limited Partnerships	310

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

14.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2021 through March 25, 2022, the date that these financial statements were available to be issued, and determined that there are no Type — I Recognized, or Type — II, Non Recognized subsequent events.

15.  COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

	December 31,
	2021	2020
Guaranty funds	$829	$1,009
Other miscellaneous assets	508	—
Total other assets	$1,337	$1,009

Other liabilities consist of the following:

	December 31,
	2021	2020
Payable for securities	$393,672	$91,367
Derivative collateral	543,920	316,517
Remittances and items not allocated	139,375	126,157
Commission payables	10,049	12,855
Derivatives	17,653	50,991
Bond repurchase agreement	299,829	301,494
Other miscellaneous liabilities	74,417	42,685
Total other liabilities	$1,478,915	$942,066

Other income consists of the following:

	December 31,
	2021	2020	2019
IMR adjustment on ceded gains	$16,918	$9,513	$3,870
Other Income on reinsurance ceded	(8,976)	(8,009)	(9,553)
Policy loads and fees	(1)	—	—
Other miscellaneous income	(86)	(26)	(30)
Total other income	$7,855	$1,478	$(5,713)

Other expenses consist of the following:

	December 31,
	2021	2020	2019
Funds withheld net investment income ceded	$338,695	$321,773	$422,163
Funds withheld policy loan interest	160	167	167
FwH Futures Realized/Unrealized (Gains)/Losses	(131,203)	(107,719)
Miscellaneous expense	1,260	1,050	2,100
Total other expenses	$208,912	$215,271	$424,430

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

16.  SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2021 and 2020, the Company's separate account statement included legally insulated assets of $3,087,527 and $3,098,274 respectively.

The assets legally insulated from the general account as of December 31, 2021 are attributed to the following products/transactions:

Product/Transaction	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
ForeRetirement Variable Annuity	$3,078,612	$—
Huntington ForeRetirement Variable Annuity	8,915	—
Forethought Variable Interest Trust	—	—
Total	$3,087,527	$—

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date. The maximum amount associated with death benefit guarantees for 2021 was $94,704 with associated risk charges paid by the separate account to compensate for these risks of $15,492. The maximum amount associated with withdrawal benefit guarantees for 2021 was $519,263 with associated risk charges paid by the separate account of $42,494.

The maximum amount associated with death benefit guarantees for 2020 was $104,543 with associated risk charges paid by the separate account to compensate for these risks of $16,157. The maximum amount associated with withdrawal benefit guarantees for 2020 was $582,285 with associated risk charges paid by the separate account of $43,245.

The maximum amount associated with death benefit guarantees for 2019 was $91,849 with associated risk charges paid by the separate account to compensate for these risks of $16,874. The maximum amount associated with withdrawal benefit guarantees for 2019 was $551,509 with associated risk charges paid by the separate account of $44,327.

Information regarding the Separate Accounts of the Company as of December 31, 2021 and 2020 is as follows:

	Non-Guaranteed Separate Accounts
	2021	2020
Premiums, considerations or deposits	$18,100	$18,114
Reserves
For accounts with assets at:
Fair value	3,050,072	3,035,118
By withdrawal characteristics
At book value without fair value adjustment and with current surrender charge of 5% or more	154,108	258,444
At book value without fair value adjustment and with current surrender charge of less than 5%	2,895,964	2,776,674
Total	$3,050,072	$3,035,118

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2021, 2020 and 2019

(Dollars in thousands)

Reconciliation of net transfers to / (from) separate accounts as reported in the Statements of Operations for the year ended December 31, 2021 and December 31, 2020 is as follows:

	2021	2020	2019
Transfers to separate accounts	$133,744	$94,166	$129,233
Transfers from separate accounts	397,253	282,680	305,510
Net transfers from separate accounts	$(263,509)	$(188,514)	$(176,277)
Reconciling adjustments:
Reinsurance	263,509	188,514	176,277
Transfers as reported in the Statements of Operations	$—	$—	$—

17.  RECONCILIATION TO ANNUAL STATEMENT

Subsequent to the filing of the Company's Annual Statement in February 2022 and prior to the issuance of the Company's audited financial statements as of and for the year ended December 31, 2021, the Company identified and reclassified a balance related to the group level tax liability which effectively increased taxes recoverable and also increased intercompany payables, with no impact on surplus. A summary reconciliation of the Annual Statement balances to the audited financial statements is as follows:

	Capital and Surplus	Net Income	Admitted Assets	Liabilities
As reported in the 2021 annual statement	$2,372,388	$84,168	$47,725,706	$45,353,318
2021 Adjustments:
Reclass of income tax receivable/payable		—	15,035	15,035
As reported in the 2021 audited financial statement	$2,372,388	$84,168	$47,740,741	$45,368,353

Supplementary Information

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2021

(Dollars in thousands)

Investment income earned
Bonds, term notes and loans	$1,085,293
Preferred stocks (unaffiliated)	—
Common stocks (unaffiliated)	28,414
Mortgage loans	415,702
Premium notes, policy loans and liens	355
Short-term investments	16,813
Other invested assets	83,836
Derivative instruments	—
Gross investment income	$1,630,413
Other long term assets — statement value	$1,121,087
Bonds and Short-Term Investments by Maturity and Class by Maturity (weighted based on future cashflows) — Statement Value
Due within one year or less	$3,539,335
Over 1 year through 5 years	10,755,474
Over 5 years through 10 years	8,070,722
Over 10 years through 20 years	4,417,087
Over 20 years	3,295,042
Total by maturity	$30,077,660
by Class — Statement Value
Class 1	$22,128,246
Class 2	6,879,423
Class 3	463,345
Class 4	298,526
Class 5	32,377
Class 6	525,114
Total by class	$30,327,031
Total bonds publicly traded	$10,364,802
Total bonds privately placed	19,962,229
Total	$30,327,031
Mortgage loans on real estate by standing (book value including nonadmitted portion):
Commercial mortgages	$5,468,653
Residental mortgages	5,403,029
Total	$10,871,682
Mortgage loans on real estate by by standing (book value):
Good standing	$10,704,245
Interest overdue more than 90 days, not in foreclosure	167,437
Total	$10,871,682
Collateral loans	$275,212
Stock of parents, subsidiaries, and affiliates (book value including nonadmitted portion) — bonds	$1,374,381
Preferred stocks — statement value	$20,629
Common stocks — market value	$348,269
Options, Caps & Floors Owned — Statement Value	$536,667
Short-term investments — book value:	$359,427
Cash equivalents — book value	$227,238
Cash on deposit	$28,940
$615,605

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2021

(Dollars in thousands)

Life insurance in force
Ordinary life	$374,313
Group life	1,677,176
$2,051,489
Annuities
Ordinary
Deferred — fully paid account balance	$21,966,516
Deferred — not fully paid account balance	34
$21,966,550
Group
Fully paid account balance	$1,167,472
Not fully paid account balance	626
$1,168,098
Accident and health insurance — premiums in force:
Ordinary	$65,693
Group	3,220
$68,913
Claim payments:
Other accident and health —
2021	$24,506
2020	$25,772
Claims reserves:
2021	$13,082
2020	$10,683
Deposit funds and dividend accumulations:
Deposit funds — account balance	$5,050,138
Dividend accumulations — account balance	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories
December 31, 2021

(Dollars in thousands)

Investment Risk Interrogatories

1.  The Company's admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $44,653,214 at December 31, 2021.

2.  The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans

Investment Category	Issuer	Amount	Percentage of Total Admitted Assets
Long Term Bonds/Common Stock	2.01 BLUE EAGLE 2021	$1,612,471	3.6%
Long Term Bonds	2.02 SLM STUDENT LOAN TRUST SLMSLT_20	$668,487	1.5%
Long Term Bonds	2.03 KCM HOLDINGS CORP	$567,937	1.3%
Long Term Bonds	2.04 SERVHL TRUST 2019-1	$551,378	1.2%
Long Term Bonds	2.05 VECTOR FUNDED 2021	$525,283	1.2%
Long Term Bonds/Common Stock	2.06 BLUE EAGLE 2020	$510,067	1.1%
Long Term Bonds	2.07 JPMorgan Chase & Co.	$506,387	1.1%
Long Term Bonds	2.08 MACT TRUST MACT_19-1	$429,133	1.0%
Long Term Bonds	2.09 RS RENTAL	$418,152	0.9%
Long Term Bonds	2.10 Bank of America Corporation	$409,811	0.9%

3.  The amount and percentage of the Company's total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC Rating	Amount	Percentage of Total Admitted Assets
Bonds
3.01 NAIC-1	$22,000,095	49.3%
3.02 NAIC-2	$6,876,292	15.4%
3.03 NAIC-3	$463,345	1.0%
3.04 NAIC-4	$109,109	0.2%
3.05 NAIC-5	$32,377	0.1%
3.06 NAIC-6	$525,114	1.2%
	$30,006,332	67.2%
NAIC Rating	Amount	Percentage of Total Admitted Assets
Preferred Stocks
3.07 P/RP-1	$20,629	0.0%
3.08 P/RP-2	$—	0.0%
3.09 P/RP-3	$—	0.0%
3.10 P/RP-4	$—	0.0%
3.11 P/RP-5	$—	0.0%
3.12 P/RP-6	$—	0.0%
	$20,629	0.0%

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2021

(Dollars in thousands)

4.  Assets held in foreign investments are as follows

	Amount	Percentage of Total Admitted Assets
4.02 Total admitted assets held in foreign investments	$3,304,987	7.4%
4.03 Foreign-currency-denominated investments	$—	0.0%
4.04 Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
5.01 Countries rated NAIC-1	$3,265,824	7.3%
5.02 Countries rated NAIC-2	$15,465	0.0%
5.03 Countries rated NAIC-3 or below	$23,699	0.1%

6.  Largest foreign investment exposure to a single country, categorized by the country's NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC-1
6.01 Cayman Islands	$1,380,150	3.1%
6.02 United Kingdom	$709,065	1.6%
Countries rated NAIC-2
6.03 Italy	$15,465	0.0%
6.04	$—	0.0%
Countries rated NAIC-3 or below
6.05 Bahamas	$23,699	0.1%

a.  Assets held in unhedged foreign currency exposure are less than 2.5% of the Company's total admitted assets.

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating	Amount	Percentage of Total Admitted Assets
10.01 One Eleven Funding III, Ltd.	1	$140,250	0.3%
10.02 Barclays PLC	1, 2 & 4	$111,439	0.2%
10.03 Banco Santander, S.A.	1 & 2	$109,914	0.2%
10.04 Anchorage Credit Funding 8, Ltd.	1	$108,400	0.2%
10.05 BNP Paribas SA	1 & 2	$103,999	0.2%
10.06 Brigade Debt Funding I, Ltd.	1	$85,742	0.2%
10.07 HSBC Holdings plc	1 & 2	$85,344	0.2%
10.08 Deutsche Telekom AG	2	$82,041	0.2%
10.09 Coöperatieve Rabobank U.A.	2	$80,738	0.2%
10.10 BLUE EAGLE 2021-2A	1-3, 5 & 6	$78,399	0.2%

11.  Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of the Company's total admitted assets.

12.  Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

13.  Assets held in equity interests are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2021

(Dollars in thousands)

14.  Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

15.  Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

16.  With respect to mortgage loans reported in Schedule B, the Company's ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

Type	Amount	Percentage of Total Admitted Assets
16.01 Residential	$176,385	0.4%
16.02 Commercial	$167,855	0.4%
16.03 Residential	$167,070	0.4%
16.04 Commercial	$126,878	0.3%
16.05 Residential	$107,067	0.2%
16.06 Residential	$97,211	0.2%
16.07 Residential	$96,908	0.2%
16.08 Commercial	$90,422	0.2%
16.09 Commercial	$89,962	0.2%
16.10 Commercial	$88,093	0.2%

  Amounts and percentages of the Company's total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
16.11 Construction loans	$—	0.0%
16.12 Mortgage loans over 90 days past due	$153,094	0.3%
16.13 Mortgage loans in the process of foreclosure	$14,343	0.0%
16.14 Mortgage loans foreclosed	$—	0.0%
16.15 Restructured mortgage loans	$—	0.0%

17.  Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
17.01 above 95%	$101,648	0.2%	$57,841	0.1%	$—	0.0%
17.02 91 to 95%	$81,731	0.2%	$37,111	0.1%	$—	0.0%
17.03 81 to 90%	$1,307,743	2.9%	$—	0.0%	$—	0.0%
17.04 71 to 80%	$740,713	1.7%	$871,910	2.0%	$—	0.0%
17.05 below 70%	$3,171,194	7.1%	$4,501,791	10.1%	$—	0.0%
	$5,403,029	12.1%	$5,468,653	12.3%	$—	0.0%

18.  Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company's total admitted assets.

19.  Assets held in mezzanine real estate loans are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2021

(Dollars in thousands)

20.  Amounts and percentages if the reporting entity's total admitted assets subject to the following agreements:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
20.01 Securities lending (do not include assets held as collateral for such transactions)	$—	0.0%	$—	$—	$—
20.02 Repurchase agreements	$300,439	0.7%	$300,704	$301,601	$317,894
20.03 Reverse repurchase agreements	$—	0.0%	$—	$—	$—
20.04 Dollar repurchase agreements	$—	0.0%	$—	$—	$—
20.05 Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.  Amounts and percentages of the reporting entity's total admitted assets for warrants attached to other financial instruments, options, caps and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
21.01 Hedging	$584,300	1.3%	$(14,742)	0.0%
21.01 Income generation	$—	0.0%	$—	0.0%
21.01 Other	$—	0.0%	$—	0.0%
	$584,300	1.3%	$(14,742)	0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps and forwards:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
22.01 Hedging	$39,701	0.1%	$20,899	$22,259	$26,821
22.02 Income generation	$—	0.0%	$—	$—	$—
22.03 Replications	$—	0.0%	$—	$—	$—
22.04 Other	$—	0.0%	$—	$—	$—

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
23.01 Hedging	$52,427	0.1%	$61,407	$52,791	$55,061
23.02 Income generation	$—	0.0%	$—	$—	$—
23.03 Replications	$—	0.0%	$—	$—	$—
23.04 Other	$—	0.0%	$—	$—	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Summary Investment Schedule
For the Year Ended December 31, 2021

(Dollars in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
Investment Categories
Long Term Bonds:
U.S. governments	$13,849	0.03%	$13,849	0.03%
All other governments	34,008	0.08%	34,008	0.08%
U.S. states, territories and possessions, etc. guaranteed	68,594	0.16%	68,594	0.16%
U.S. political subdivisions of states, territories, and possessions, guaranteed	19,461	0.04%	19,461	0.04%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	1,176,167	2.69%	1,176,167	2.70%
Industrial and miscellaneous	26,082,379	59.76%	26,082,379	59.77%
Hybrid securities	55,896	0.13%	55,896	0.13%
Parent, subsidiaries and affiliates	1,170,160	2.68%	1,170,160	2.68%
SVO identified funds	249,372	0.57%	249,372	0.57%
Unaffiliated Bank loans	1,136,446	2.60%	1,136,446	2.60%
Total long-term bonds	30,006,332	68.74%	30,006,332	68.76%
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	20,629	0.05%	20,629	0.05%
Parent, subsidiaries and affiliates	—	—%	—	—%
Total preferred stocks	20,629	0.05%	20,629	0.05%
Common Stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	80,640	0.18%	80,640	0.18%
Industrial and miscellaneous Other (Unaffiliated)	267,629	0.61%	267,629	0.61%
Total common stocks	348,269	0.79%	348,269	0.79%
Mortgage Loans:
Farm mortgages	—	—%	—	—%
Residential mortgages	5,403,029	12.38%	5,403,029	12.38%
Commercial mortgages	5,459,729	12.51%	5,459,729	12.51%
Mezzanine real estate loans	8,924	0.02%	8,924	0.02%
Total mortgage loans	10,871,682	24.91%	10,871,682	24.91%
Real Estate:
Properties held for sale	436	—%	436	—%
Total real estate	436	—%	436	—%
Cash	28,940	0.07%	28,940	0.07%
Cash equivalents	227,238	0.52%	227,238	0.52%
Short-term investments	359,427	0.82%	359,427	0.82%
Contract loans	3,484	0.01%	3,484	0.01%
Derivatives	653,747	1.50%	653,747	1.50%
Other invested assets	680,896	1.56%	674,702	1.55%
Receivables for securities	445,950	1.02%	445,950	1.02%
Total invested assets	$43,647,030	100.00%	$43,640,836	100.00%

*  Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures
For the Year Ended December 31, 2021

(Dollars in thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.	Yes ☐	No ☐	N/A ☐

2.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.	Yes ☐	No ☐	N/A ☐

3.  Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.  Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.  Provisions that permit settlements to be made less frequently than quarterly;

c.  Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.  The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

e.	Yes ☐	No ☒

4.  Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance — new for the reporting period	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☐

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures, continued
For the Year Ended December 31, 2021

(Dollars in thousands)

5.  Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a. Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or	Yes ☐	No ☐	N/A ☒
b. Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	Yes ☐	No ☐	N/A ☒
If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:
________________________________________________________________________________